   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 1995.

                                               1933 ACT REGISTRATION NO. 2-60330
                                              1940 ACT REGISTRATION NO. 811-2786
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 / /
        Pre-Effective Amendment No.                               / /
        Post-Effective Amendment No. 29                           /X/
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         / /
        Amendment No. 29                                          /X/

                        (Check appropriate box or boxes)

                               ------------------

                             KEMPER HIGH YIELD FUND
               (Exact name of Registrant as Specified in Charter)

           120 South LaSalle Street, Chicago, Illinois                   60603
             (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121

    Philip J. Collora, Vice President and Secretary                  With a copy to:
                 Kemper High Yield Fund                             Charles F. Custer
                120 South LaSalle Street                    Vedder, Price, Kaufman & Kammholz
                Chicago, Illinois 60603                         222 North LaSalle Street
        (Name and Address of Agent for Service)                  Chicago, Illinois 60601

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1995 was filed on or about November 14, 1995.

     It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)

        /X/ on December 1, 1995 pursuant to paragraph (b)

        / / 60 days after filing pursuant to paragraph (a)(1)

        / / 75 days after filing pursuant to paragraph (a)(2)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             KEMPER HIGH YIELD FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                    OF FORM N-1A                  LOCATION IN PROSPECTUS
                    ------------                  ----------------------
 1.   Cover Page...............................   Cover Page
 2.   Synopsis.................................   Summary; Summary of Expenses; Supplement to
                                                  Prospectus
 3.   Condensed Financial Information..........   Financial Highlights; Performance
 4.   General Description of Registrant........   Summary; Investment Objective, Policies and
                                                  Risk Factors; Appendices
 5.   Management of the Fund...................   Summary; Investment Manager and Underwriter
5A.   Management's Discussion of Fund
      Performance..............................   Performance
 6.   Capital Stock and Other Securities.......   Summary; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure
 7.   Purchase of Securities Being Offered.....   Summary; Investment Manager and Underwriter;
                                                  Net Asset Value; Purchase of Shares; Special
                                                  Features; Supplement to Prospectus
 8.   Redemption or Repurchase.................   Summary; Redemption or Repurchase of Shares
 9.   Pending Legal Proceedings................   Inapplicable

                           KEMPER FIXED INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS

                             DATED DECEMBER 1, 1995


                                 CLASS I SHARES

                  KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND
                           KEMPER CASH RESERVES FUND
                         KEMPER DIVERSIFIED INCOME FUND
                     KEMPER U.S. GOVERNMENT SECURITIES FUND
                             KEMPER HIGH YIELD FUND
                  KEMPER INCOME AND CAPITAL PRESERVATION FUND
                           KEMPER U.S. MORTGAGE FUND
                   KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Kemper Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund"), Kemper Cash Reserves Fund (the "Cash Reserves Fund"), Kemper Diversified Income Fund (the "Diversified Fund"), Kemper U.S. Government Securities Fund (the "Government Fund"), Kemper High Yield Fund (the "High Yield Fund"), Kemper Income and Capital Preservation Fund (the "Income and Capital Fund"), Kemper U.S. Mortgage Fund (the "Mortgage Fund") and Kemper Short-Intermediate Government Fund (the "Short-Intermediate Government Fund") (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.


Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Kemper Financial Services, Inc. ("KFS") and its affiliates; and (b) the following investment advisory clients of KFS and its investment advisory affiliates (including Kemper Asset Management Company ("KAMCO")) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds, Share certificates are not available for Class I shares.


The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO ALL FUNDS)                                                                   CLASS I
Maximum Sales Charge on Purchases
  (as a percentage of offering price)......................................................   None
Maximum Sales Charge on Reinvested Dividends...............................................   None
Redemption Fees............................................................................   None
Exchange Fee...............................................................................   None
Deferred Sales Charge (as a percentage of redemption proceeds).............................   None


        ANNUAL FUND                                                                            INCOME                   SHORT-
     OPERATING EXPENSES        ADJUSTABLE      CASH                                   HIGH      AND                  INTERMEDIATE
(as a percentage of average       RATE       RESERVES    DIVERSIFIED    GOVERNMENT    YIELD    CAPITAL   MORTGAGE     GOVERNMENT
        net assets)               FUND         FUND         FUND           FUND       FUND      FUND       FUND          FUND
                               ----------    --------    -----------    ----------    -----    ------    --------    ------------
Management Fees.............       .55%         .40%          .56%          .41%        .53%     .53%       .50%          .55%
12b-1 Fees..................      None         None          None          None        None     None       None          None
Other Expenses
  (estimated)...............       .09%         .06%          .09%          .08%        .08%     .09%       .08%          .09%
                                  ----         ----          ----          ----        ----     ----       ----          ----
Total Operating Expenses....       .64%         .46%          .65%          .49%        .61%     .62%       .58%          .64%
                                  ====         ====          ====          ====        ====     ====       ====          ====



                                                                               1       3       5      10
EXAMPLE                                     FUND                              YEAR   YEARS   YEARS   YEARS
------------------------------------------  -------------------------------   ----   -----   -----   -----
You would pay the following expenses on a   Adjustable Rate................    $7     $20     $36     $80
$1,000 investment, assuming (1) 5% annual   Cash Reserves..................    $5     $15     $26     $58
return and (2) redemption at the end of
  each                                      Diversified....................    $7     $21     $36     $81
time period:                                Government.....................    $5     $16     $27     $62
                                            High Yield.....................    $6     $20     $34     $76
                                            Income and Capital.............    $6     $20     $35     $77
                                            Mortgage.......................    $6     $19     $32     $73
                                            Short-Intermediate
                                            Government.....................    $7     $20     $36     $80



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly.



"Other Expenses" for Class I shares have been estimated for the current fiscal year.


The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

FINANCIAL HIGHLIGHTS



No financial information is presented for Class I shares of the Adjustable Rate Fund, Cash Reserves Fund, Diversified Fund, Mortgage Fund and the
Short-Intermediate Government Fund since no Class I shares had been issued as of such Funds' fiscal year end.



                                GOVERNMENT FUND



                                                                                                                  JULY 3,
                                                                                                                  1995 TO
                                                                                                                 OCT. 31,
                                                                                                                   1995
                                                                                                                 ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                               $8.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                              .22
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                   .04
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                     .26
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                         .22
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                     $8.92
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED) (%):                                                                                  3.02
------------------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                                             .53
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               7.07
------------------------------------------------------------------------------------------------------------------------



                                HIGH YIELD FUND



                                                                                                             DECEMBER 29,
                                                                                                               1994 TO
                                                                                                            SEPTEMBER 30,
                                                                                                                 1995
                                                                                                            --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                            $ 7.55
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                            .66
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                 .39
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                  1.05
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                       .59
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                  $ 8.01
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED) (%):                                                                               14.37
------------------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                                           .61
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                            10.70
------------------------------------------------------------------------------------------------------------------------

                            INCOME AND CAPITAL FUND



                                                                                                                  JULY 3,
                                                                                                                  1995 TO
                                                                                                                 OCT. 31,
                                                                                                                   1995
                                                                                                                 ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                               $8.52
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                              .19
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                   .12
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                     .31
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                         .22
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                     $8.61
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED) (%):                                                                                  3.65
------------------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                                             .62
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               6.87
------------------------------------------------------------------------------------------------------------------------


SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Market Fund--Money Market Portfolio if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Market Fund--Money Market Portfolio who have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the shares relative net asset values. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."


December 1, 1995


KFIF-1I (12/95)

TABLE OF CONTENTS
-----------------------------------------------
Summary                                       1
-----------------------------------------------
Summary of Expenses                           3
-----------------------------------------------
Financial Highlights                          5
-----------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                    15
-----------------------------------------------
Investment Manager and Underwriter           33
-----------------------------------------------
Dividends and Taxes                          37
-----------------------------------------------
Net Asset Value                              38
-----------------------------------------------
Purchase of Shares                           40
-----------------------------------------------
Redemption or Repurchase of Shares           45
-----------------------------------------------
Special Features                             49
-----------------------------------------------
Performance                                  53
-----------------------------------------------
Capital Structure                            54
-----------------------------------------------
Appendix A--Portfolio Composition            56
-----------------------------------------------
Appendix B--Ratings of Investments           57
-----------------------------------------------



This combined prospectus of the Kemper Fixed Income Funds contains information about each of the Funds that you should know before investing and should be retained for future reference. A Statement of Additional Information dated December 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Funds at the address or telephone number on this cover or the firm from which this prospectus was obtained.


THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
KEMPER                                                                    (LOGO)

FIXED
INCOME
FUNDS


PROSPECTUS December 1, 1995


KEMPER FIXED INCOME FUNDS
120 South LaSalle Street, Chicago, Illinois 60603
1-800-621-1048

This prospectus describes a choice of eight fixed income investment portfolios managed by Kemper Financial Services, Inc.

KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND
KEMPER CASH RESERVES FUND
KEMPER DIVERSIFIED INCOME FUND
KEMPER U.S. GOVERNMENT SECURITIES FUND
KEMPER HIGH YIELD FUND
KEMPER INCOME AND CAPITAL PRESERVATION FUND
KEMPER U.S. MORTGAGE FUND
KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund and Kemper
Short-Intermediate Government Fund are each a series of Kemper Portfolios.

KEMPER DIVERSIFIED INCOME FUND AND KEMPER HIGH YIELD FUND INVEST PRIMARILY IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS.

AN INVESTMENT IN KEMPER CASH RESERVES FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

KEMPER FIXED INCOME FUNDS
120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES. The eight open-end, diversified, management investment companies or portfolios thereof (the "Funds") covered in this combined prospectus are as follows:

KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND (the "Adjustable Rate Fund") seeks high current income consistent with low volatility of principal.

KEMPER CASH RESERVES FUND (the "Cash Reserves Fund") seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments.

KEMPER DIVERSIFIED INCOME FUND (the "Diversified Fund") seeks a high current return.

KEMPER U.S. GOVERNMENT SECURITIES FUND (the "Government Fund") seeks high current income, liquidity and security of principal.

KEMPER HIGH YIELD FUND (the "High Yield Fund") seeks the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities which the Fund's investment manager considers consistent with reasonable risk.

KEMPER INCOME AND CAPITAL PRESERVATION FUND (the "Income and Capital Fund") seeks as high a level of current income as is consistent with prudent investment management, preservation of capital and ready marketability of its portfolio.

KEMPER U.S. MORTGAGE FUND (the "Mortgage Fund") seeks maximum current return from U.S. Government securities.

KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND (the "Short-Intermediate Government Fund") seeks, with equal emphasis, high current income and preservation of capital from a portfolio composed primarily of short and intermediate-term U.S. Government securities.


Each Fund (other than the Cash Reserves Fund) may engage in options and financial futures transactions. The Diversified, High Yield and Income and Capital Funds each may invest a portion of its assets in foreign securities and engage in related foreign currency transactions. See "Investment Objectives, Policies and Risk Factors."


RISK FACTORS. There is no assurance that the investment objective of any Fund will be achieved and investment in each Fund includes risks that vary in kind and degree depending upon the investment policies of that Fund. The returns and net asset value of each Fund will fluctuate (except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share). Investors should note that investments in high yield securities by certain Funds (principally the Diversified and High Yield Funds) entail relatively greater risk of loss of income and principal than investments in higher rated securities and market prices of high yield securities may fluctuate more than market prices of higher rated securities. Foreign investments by certain Funds involve risk and opportunity considerations not typically associated with investing in U.S. companies. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of foreign securities in a Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. While a Fund's investments in foreign securities will principally be in developed countries, the Fund may invest a portion of its assets in developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. There are special risks associated with options, financial futures and foreign currency transactions and there is no assurance that use of those investment techniques will be successful. The government guarantee of the U.S. Government securities in which certain Funds invest (principally the Adjustable Rate, Government, Mortgage and Short-Intermediate Government Funds) does not guarantee the market value of the shares of such Funds. Normally, the value of investments in U.S. Government securities, as with most debt securities, varies inversely with changes in interest rates. See "Investment Objectives, Policies and Risk Factors."


PURCHASES AND REDEMPTIONS. Each Fund provides investors with the option of purchasing shares in the following ways:


Class A Shares..................... Offered at net asset value plus a maximum sales charge of 4.5%
                                    (3.5% for the Adjustable Rate and Short-Intermediate
                                    Government Funds) of the offering price. No initial sales
                                    charge applies to purchases of Class A shares of the Cash
                                    Reserves Fund, but the applicable sales charge applies for exchanges of such shares into Class A shares of other Kemper
                                    Mutual Funds. Reduced sales charges apply to purchases of
                                    $100,000 or more. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV
                                    Purchase Privilege may be subject to a 1% contingent deferred sales charge.
Class B Shares..................... Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.
Class C Shares..................... Offered at net asset value without an initial or contingent deferred sales charge, but subject to a Rule 12b-1
                                    distribution fee. Class C shares do not convert into another class.


Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and each investment thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject, in the case of Class A shares purchased under the Large Order NAV Purchase Privilege and for Class B shares, to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


INVESTMENT MANAGER AND UNDERWRITER. Kemper Financial Services, Inc. ("KFS") serves as investment manager, principal underwriter and administrator for each Fund. KFS is paid an investment management fee by each Fund based upon the average daily net assets of that Fund at an effective annual rate that differs for each Fund. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of KFS, is principal underwriter and administrator for each Fund. For Class B shares and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75 of 1% of average daily net assets. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under administrative services agreements with KDI. Each Fund pays an administrative services fee at the annual rate of up to .25 of 1% of average daily net assets of each class of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."



DIVIDENDS. The Cash Reserves Fund's net investment income is declared as a dividend daily, and dividends are reinvested or paid in cash monthly. Each of the other Funds normally distributes monthly dividends of net investment income and distributes any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without a sales charge, unless the shareholder makes a different election. See "Dividends and Taxes."


GENERAL. In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may make each Fund liable for any misstatement or omission in this prospectus regardless of the particular Fund to which it pertains.

SUMMARY OF EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO ALL
                         FUNDS)(1)                       CLASS A             CLASS B         CLASS C
                                                         --------      -------------------   -------
Maximum Sales Charge on Purchases                                %(2)
  (as a percentage of offering price).................... 3.5*/4.5     None                    None
Maximum Sales Charge on Reinvested Dividends.............     None     None                    None
Redemption Fees..........................................     None     None                    None
Exchange Fee.............................................     None     None                    None
Deferred Sales Charge (as a percentage of redemption         None(3)   4% during the first     None
  proceeds)..............................................              year, 3% during the
                                                                       second and third
                                                                       years, 2% during
                                                                       the fourth and
                                                                       fifth years and 1%
                                                                       in the sixth year

* 3.5% APPLIES TO THE ADJUSTABLE RATE AND SHORT-INTERMEDIATE GOVERNMENT FUNDS ONLY.
---------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details.

(2) Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares." No initial sales charge applies to purchases of Class A shares of the Cash Reserves Fund but the applicable sales charge applies for exchanges into Class A shares of other Kemper Mutual Funds.

(3) The redemption within one year of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge. See "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares."

                                 CLASS A SHARES


ANNUAL FUND                                                                         INCOME              SHORT-
OPERATING EXPENSES               ADJUSTABLE  CASH                          HIGH       AND               INTERMEDIATE
(as a percentage of average net   RATE     RESERVES  DIVERSIFIED GOVERNMENT  YIELD  CAPITAL   MORTGAGE  GOVERNMENT
assets)                           FUND      FUND      FUND       FUND      FUND      FUND      FUND      FUND
                                 -------   -------   -------    -------   -------   -------   -------   -------
Management Fees................     .55%      .40%      .56%       .41%      .53%      .53%      .50%      .55%
12b-1 Fees.....................    None      None      None       None      None      None      None      None
Other Expenses.................     .55%      .52%      .53%       .31%      .37%      .37%      .44%      .50%
                                 -------   -------   -------    -------   -------   -------   -------   -------
Total Operating Expenses.......    1.10%      .92%     1.09%       .72%      .90%      .90%      .94%     1.05%
                                 ======    ======    ======     ======    ======    ======    ======    ======


                                 CLASS B SHARES


          ANNUAL FUND                                                               INCOME              SHORT-
      OPERATING EXPENSES         ADJUSTABLE  CASH                          HIGH       AND               INTERMEDIATE
(as a percentage of average net   RATE     RESERVES  DIVERSIFIED GOVERNMENT  YIELD  CAPITAL   MORTGAGE  GOVERNMENT
            assets)               FUND      FUND      FUND       FUND      FUND      FUND      FUND      FUND
                                 -------   -------   -------    -------   -------   -------   -------   -------
Management Fees................     .55%      .40%      .56%       .41%      .53%      .53%      .50%      .55%
12b-1 Fees(4)..................     .75%      .75%      .75%       .75%      .75%      .75%      .75%      .75%
Other Expenses.................     .55%      .64%      .73%       .53%      .49%      .53%      .54%      .61%
                                 -------   -------   -------    -------   -------   -------   -------   -------
Total Operating Expenses.......    1.85%     1.79%     2.04%      1.69%     1.77%     1.81%     1.79%     1.91%
                                 ======    ======    ======     ======    ======    ======    ======    ======


---------------

(4) Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although KDI believes that it is unlikely because of the automatic conversion feature described under "Purchase of Shares--Deferred Sales Charge Alternative--Class B Shares."

                                 CLASS C SHARES


         ANNUAL FUND                                                                        INCOME                  SHORT-
      OPERATING EXPENSES        ADJUSTABLE     CASH                                HIGH      AND                 INTERMEDIATE
 (as a percentage of average       RATE      RESERVES   DIVERSIFIED   GOVERNMENT   YIELD    CAPITAL   MORTGAGE    GOVERNMENT
         net assets)               FUND        FUND        FUND          FUND      FUND      FUND       FUND         FUND
                                ----------   --------   -----------   ----------   -----    ------    --------   ------------
Management Fees...............      .55%        .40%         .56%         .41%       .53%     .53%       .50%         .55%
12b-1 Fees(5).................      .75%        .75%         .75%         .75%       .75%     .75%       .75%         .75%
Other Expenses................      .49%        .63%         .53%         .48%       .43%     .50%       .44%         .44%
                                  -----      --------      -----        -----      -----    ------    --------      -----
Total Operating Expenses......     1.79%       1.78%        1.84%        1.64%      1.71%    1.78%      1.69%        1.74%
                                ========     ======     ========      =========     ====    =====     =======    =========


---------------
(5) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.

                                 CLASS A SHARES


                                             FUND               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                ------------------------------  ------     -------     -------     --------
EXAMPLE
You would pay the following     Adjustable Rate                  $ 46        $69        $  94        $164
expenses on a $1,000            Cash Reserves                     $ 9        $29         $ 51        $113
  investment, assuming (1) 5%   Diversified                       $56        $78         $102        $172
annual return and (2)           Government                        $52        $67         $ 83        $130
redemption at the end of each   High Yield                        $54        $72         $ 93        $151
time period:                    Income and Capital                $54        $72         $ 93        $151
                                Mortgage                          $54        $74         $ 95        $155
                                Short-Intermediate Government     $45        $67         $ 91        $159


                                 CLASS B SHARES


                                             FUND               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                ------------------------------  ------     -------     -------     --------
EXAMPLE(6)
You would pay the following     Adjustable Rate                  $ 49        $78        $ 110        $179
expenses on a $1,000            Cash Reserves                     $48        $76         $107        $167
  investment, assuming (1) 5%   Diversified                       $51        $84         $120        $190
annual return and (2)           Government                        $47        $73         $102        $150
redemption at the end of each   High Yield                        $48        $76         $106        $164
time period:                    Income and Capital                $48        $77         $108        $167
                                Mortgage                          $48        $76         $107        $168
                                Short-Intermediate Government     $49        $80         $113        $180
You would pay the following     Adjustable Rate                  $ 19        $58        $ 100        $179
expenses on the same            Cash Reserves                    $ 18        $56        $  97        $167
  investment,
assuming no redemption:         Diversified                      $ 21        $64        $ 110        $190
                                Government                       $ 17        $53        $  92        $150
                                High Yield                       $ 18        $56        $  96        $164
                                Income and Capital               $ 19        $57        $  98        $167
                                Mortgage                         $ 18        $56        $  97        $168
                                Short-Intermediate Government    $ 19        $60        $ 103        $180


---------------
(6) Assumes conversion to Class A shares six years after purchase and was calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (3%), 3 years (2%), 5 years (1%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.

                                 CLASS C SHARES


                                             FUND               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                ------------------------------  ------     -------     -------     --------
EXAMPLE
You would pay the following     Adjustable Rate                  $ 18        $56        $  97        $211
expenses on a $1,000            Cash Reserves                    $ 18        $56        $  96        $209
  investment,
assuming (1) 5% annual return   Diversified                      $ 19        $58        $ 100        $216
and (2) redemption at the end   Government                       $ 17        $52        $  89        $194
of each time period:            High Yield                       $ 17        $54        $  93        $202
                                Income and Capital               $ 18        $56        $  96        $209
                                Mortgage                         $ 17        $53        $  92        $200
                                Short-Intermediate Government    $ 18        $55        $  94        $205



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS


The tables below show financial information for each Fund expressed in terms of one share outstanding throughout the period. The information in the table for each Fund is covered by the report of the Fund's independent auditors. The report for each Fund is contained in its Registration Statement and is available from that Fund. The financial statements contained in each Fund's 1995 Annual Report to Shareholders (and for Kemper Portfolios, the period from August 1, 1995 to September 30, 1995) are incorporated herein by reference and may be obtained by writing or calling that Fund.

                              ADJUSTABLE RATE FUND


                                                                          JULY 1,                                    SEPTEMBER 1,
                                                                          1991 TO                                      1987 TO
                                        YEAR ENDED AUGUST 31,            AUGUST 31,       YEAR ENDED JUNE 30,          JUNE 30,
        CLASS A SHARES           1995     1994      1993       1992         1991        1991      1990      1989         1988
                                 --------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period                         $8.33     8.68       8.63       8.37        8.21        8.21      8.66      8.79         9.00
--------------------------------------
Income from investment
  operations:
  Net investment income            .48      .34        .47        .63         .13         .79       .81       .87          .52
--------------------------------------
  Net realized and unrealized
  gain (loss)                     (.04)    (.29)       .02        .22         .17         .02      (.41)     (.08)        (.14)
--------------------------------------
Total from investment
  operations                       .44      .05        .49        .85         .30         .81       .40       .79          .38
--------------------------------------
Less dividends:
  Distribution from net
    investment income              .47      .40        .44        .59         .14         .81       .78       .85          .49
--------------------------------------
  Distribution from net
    realized gain                   --       --         --         --          --          --       .07       .07          .10
--------------------------------------
Total dividends                    .47      .40        .44        .59         .14         .81       .85       .92          .59
--------------------------------------
Net asset value, end of period   $8.30     8.33       8.68       8.63        8.37        8.21      8.21      8.66         8.79
--------------------------------------
TOTAL RETURN (%):                 5.52      .59       5.87      10.56        3.62       10.33      4.85      9.64         4.29
--------------------------------------
RATIOS TO AVERAGE NET ASSETS (%)(A):
Expenses                          1.10      .93        .21        .28        1.09        1.07      1.37      1.41         1.51
--------------------------------------
Net investment income             5.76     3.96       5.44       7.02        9.45        9.62      9.60     10.10         8.63
--------------------------------------



                                                           CLASS B MAY 31, 1994                        CLASS C MAY 31, 1994
                                              YEAR ENDED                TO                YEAR ENDED                TO
       CLASS B & CLASS C SHARES             AUGUST 31, 1995       AUGUST 31, 1994       AUGUST 31, 1995       AUGUST 31, 1994
                                              -----------------------------------         -----------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $8.32                  8.37                 $8.33                  8.37
------------------------------------------------------------------------------            -----------------------------------
Income from investment operations:
  Net investment income                            .43                   .07                   .43                   .08
------------------------------------------------------------------------------            -----------------------------------
  Net realized and unrealized gain
  (loss)                                          (.04)                 (.04)                 (.04)                 (.04)
------------------------------------------------------------------------------            -----------------------------------
Total from investment operations                   .39                   .03                   .39                   .04
------------------------------------------------------------------------------            -----------------------------------
Less distribution from net investment
  income                                           .40                   .08                   .40                   .08
------------------------------------------------------------------------------            -----------------------------------
Net asset value, end of period                   $8.31                  8.32                 $8.32                  8.33
------------------------------------------------------------------------------            -----------------------------------
TOTAL RETURN (%):                                 4.84                   .34                  4.89                   .47
------------------------------------------------------------------------------            -----------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                          1.85                  1.96                  1.79                  1.88
------------------------------------------------------------------------------            -----------------------------------
Net investment income                             5.01                  3.36                  5.07                  3.52
------------------------------------------------------------------------------            -----------------------------------



                                                                          JULY 1,                                    SEPTEMBER 1,
                                                                          1991 TO                                      1987 TO
                                     YEAR ENDED AUGUST 31,               AUGUST 31,       YEAR ENDED JUNE 30,          JUNE 30,
       ALL CLASSES           1995        1994       1993       1992         1991        1991      1990      1989         1988
                           ---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period
  (in thousands)           $129,757     202,815    212,694    174,967      76,749      75,012    75,913    75,704       59,054
-----------------------------------
Portfolio turnover rate
  (%)                           308         533        138        309         228         259       278       265          201
-----------------------------------



(a) KFS agreed to waive its management fee and to absorb certain other operating expenses of the Adjustable Rate Fund through December 31, 1992. Thereafter, these expenses were gradually reinstated through January 31, 1994. Without this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for Class A Shares would have been .99% and 3.90%, respectively, for fiscal 1994, .95% and 4.70%, respectively, for fiscal 1993, and .90% and 6.40%, respectively, for fiscal 1992.

                               CASH RESERVES FUND


                                                                                                                      JANUARY 10,
                                                                      AUGUST 1, 1995                                    1992 TO
                                                                     TO SEPTEMBER 30,       YEAR ENDED JULY 31,        JULY 31,
                                                                           1995           1995      1994      1993       1992
CLASS A SHARES
                                                                     ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                     $   1.00          1.00      1.00      1.00       1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                                  .01           .05       .03       .02        .01
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $   1.00          1.00      1.00      1.00       1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                             .85          4.99      2.78      2.42       1.57
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%)(B):
Expenses                                                                      .92           .89       .92       .93       1.39
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        5.11          4.75      2.86      2.42       2.75
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                               $ 33,666        35,460    52,652    21,751      9,081
------------------------------------------------------------------------------------------------------------------------



                         AUGUST 1, 1995
                        TO SEPTEMBER 30,                                    YEAR ENDED JULY 31,
                              1995         1995      1994     1993     1992     1991     1990     1989     1988     1987    1986
CLASS B SHARES
                        ----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
  beginning of period       $   1.00         1.00      1.00     1.00     1.00     1.00     1.00     1.00     1.00     1.00    1.00
----------------------------------------
Net investment income
  and dividends declared          .01         .04       .02      .02      .03      .05      .07      .07      .05      .04     .05
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                    $   1.00         1.00      1.00     1.00     1.00     1.00     1.00     1.00     1.00     1.00    1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                .71         4.08      1.78     1.56     2.65     5.35     6.72     7.36     5.42     4.20    5.49
----------------------------------------
RATIOS TO AVERAGE NET
  ASSETS (%)(B):
Expenses                        1.79         1.78      1.89     1.82     2.22     2.18     2.12     2.08     2.08     2.28    2.41
------------------------------------------------------------------------------------------------------------------------
Net investment income           4.24         3.86      1.89     1.53     2.69     5.32     6.52     7.17     5.31     4.19    5.25
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period (in thousands)     $140,617      172,493   370,930  145,057  147,138  240,994  284,977  285,194  245,604  150,683  47,788
------------------------------------------------------------------------------------------------------------------------



                                                                                                                        MAY 31,
                                                                                                                          TO
                                                                     AUGUST 1, 1995              YEAR ENDED              JULY
                                                                    TO SEPTEMBER 30,              JULY 31,                31,
                                                                          1995                      1995                 1994
CLASS C SHARES
                                                                    -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                     $ 1.00                      1.00                 1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                                .01                       .04                   --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 1.00                      1.00                 1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                           .71                      4.08                  .42
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                   1.78                      1.76                 1.80
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      4.25                      3.88                 2.64
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                               $2,274                     5,078                  735
------------------------------------------------------------------------------------------------------------------------



(b) KFS agreed to absorb temporarily, certain operating expenses of the Cash Reserves Fund during a portion of fiscal 1994 and 1993. Without this agreement, ratios of expenses and net investment income to average net assets for the Class A shares would have been 1.15% and 2.63%, respectively, for fiscal 1994 and 1.18% and 2.17%, respectively, for fiscal 1993. Ratios of expenses and net investment income to average net assets for the Class B shares would have been 2.12% and 1.66%, respectively, for fiscal 1994 and 2.07% and 1.28%, respectively, for fiscal 1993.

                                DIVERSIFIED FUND


                                                                   DEC. 1,                  THIRTEEN
                                                                    1990         YEAR        MONTHS
                                                                     TO          ENDED        ENDED
                                    YEAR ENDED OCT. 31,           OCT. 31,     NOV. 30,     NOV. 30,      YEAR ENDED OCTOBER 31,
                               1995     1994    1993     1992       1991         1990         1989       1988      1987      1986
CLASS A SHARES
                              ---------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
  of period                    $5.77    6.23     5.65     5.47       4.14          5.48        6.06       6.10      7.55     7.99
------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income          .55    .52       .59      .63        .60           .71         .39        .13       .14     .18
------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                       .16    (.45)     .58      .14       1.36         (1.34)        .10        .72      (.55)    .57
------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                     .71    (.07)    1.17      .77       1.96          (.63)        .49        .85      (.41)    .75
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment
  income                         .50    .53       .59      .59        .63           .71         .40        .13       .16     .20
------------------------------------------------------------------------------------------------------------------------
  Distribution from net
  realized gain                   --     --        --       --         --            --          --        .02       .75     .99
------------------------------------------------------------------------------------------------------------------------
  Paid in surplus                 --     --        --       --         --            --         .67        .74       .13      --
------------------------------------------------------------------------------------------------------------------------
Total dividends                  .50    .53       .59      .59        .63           .71        1.07        .89      1.04     1.19
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                       $5.98    5.77     6.23     5.65       5.47          4.14        5.48       6.06      6.10     7.55
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):              12.90    1.02    21.60    14.59      50.58        (12.79)       8.59      15.30     (7.64)    9.90
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS (%):
Expenses                        1.09    1.12     1.10     1.19       1.21          1.15         .96        .97       .92     .85
------------------------------------------------------------------------------------------------------------------------
Net investment income           9.43    8.81     9.74    11.02      13.41         14.32        6.76       3.08      2.01     2.34
------------------------------------------------------------------------------------------------------------------------



                                                               CLASS B MAY 31, 1994                    CLASS C MAY 31, 1994
                                                    YEAR ENDED              TO              YEAR ENDED              TO
                                                 OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
CLASS B & C SHARES                               ------------------------------------    ------------------------------------
PER SHARE OPERATING PERFORMANCE:
                                                       $5.77               5.94                $5.79               5.95
Net asset value, beginning of period
----------------------------------------------------------------------------------         ----------------------------------
Income from investment operations:
  Net investment income                                  .49                .19                  .50                .20
----------------------------------------------------------------------------------         ----------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       .16               (.17)                 .16               (.17)
----------------------------------------------------------------------------------         ----------------------------------
Total from investment operations                         .65                .02                  .66                .03
----------------------------------------------------------------------------------         ----------------------------------
Less dividends from net investment income                .44                .19                  .45                .19
----------------------------------------------------------------------------------         ----------------------------------
Net asset value, end of period                         $5.98               5.77                $6.00               5.79
----------------------------------------------------------------------------------         ----------------------------------
TOTAL RETURN (%):                                      11.87                .35                11.95                .55
----------------------------------------------------------------------------------         ----------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                2.04               1.97                 1.84               1.96
----------------------------------------------------------------------------------         ----------------------------------
Net investment income                                   8.48               8.01                 8.68               8.02
----------------------------------------------------------------------------------         ----------------------------------



                                                             DEC. 1,              THIRTEEN
                                                              1990       YEAR      MONTHS
                                                               TO        ENDED      ENDED
                               YEAR ENDED OCT. 31,          OCT. 31,   NOV. 30,   NOV. 30,          YEAR ENDED OCTOBER 31,
                         1995     1994     1993     1992      1991       1990       1989      1988     1987     1986      1985
ALL CLASSES
                       ----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period
(in thousands)         $754,222  738,014  328,512  244,620   227,625    179,154    284,497   371,758  431,404  635,290    775,794
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
  rate (%)                  286      179       80       57        20         45        102        16      150      181        185
------------------------------------------------------------------------------------------------------------------------

                                GOVERNMENT FUND


                                                                YEAR ENDED OCTOBER 31,
                        1995       1994      1993       1992       1991          1990       1989       1988       1987       1986
CLASS A SHARES
                     ------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
  beginning
of year                  $ 8.35       9.29      9.30       9.32       8.71       9.09       9.02       9.13       9.89       9.14
------------------------------------------------------------------------------------------------------------------------
Income from
  investment
operations:
  Net investment
    income                  .66        .67       .69        .78        .84        .85        .88        .93        .88       1.03
------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss)                    .56       (.97)      (.01)      (.02)       .61      (.38)       .09       (.08)      (.65)       .77
------------------------------------------------------------------------------------------------------------------------
Total from
  investment
operations                 1.22       (.30)       .68       .76       1.45        .47        .97        .85        .23       1.80
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from
  net investment
  income                    .65        .64       .69        .78        .84        .85        .90        .96        .91        .83
------------------------------------------------------------------------------------------------------------------------
  Distribution from
  net realized gain          --         --        --         --         --         --         --         --        .08        .22
------------------------------------------------------------------------------------------------------------------------
Total dividends             .65        .64       .69        .78        .84        .85        .90        .96        .99       1.05
------------------------------------------------------------------------------------------------------------------------
Net asset value, end
  of year                $ 8.92       8.35      9.29       9.30       9.32       8.71       9.09       9.02       9.13       9.89
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):         15.24      (3.37)      7.60      8.44      17.41       5.53      11.51       9.73       2.35      20.59
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS (%):
Expenses                    .72        .75       .65        .64        .63        .53        .49        .50        .51        .48
------------------------------------------------------------------------------------------------------------------------
Net investment
  income                   7.68       7.58      7.36       8.31       9.24       9.62       9.93      10.20       9.26      10.33
------------------------------------------------------------------------------------------------------------------------



                                                           CLASS B MAY 31, 1994                      CLASS C MAY 31, 1994
                                               YEAR ENDED               TO               YEAR ENDED               TO
                                            OCTOBER 31, 1995     OCTOBER 31, 1994     OCTOBER 31, 1995     OCTOBER 31, 1994
CLASS B & C SHARES
                                            --------------------------------------    --------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $  8.34                8.67               $  8.35                8.67
--------------------------------------------------------------------------------        ------------------------------------
Income from investment operations:
  Net investment income                              .58                 .28                   .60                 .29
--------------------------------------------------------------------------------        ------------------------------------
  Net realized and unrealized gain (loss)            .56                (.38)                  .56                (.38)
--------------------------------------------------------------------------------        ------------------------------------
Total from investment operations                    1.14                (.10)                 1.16                (.09)
--------------------------------------------------------------------------------        ------------------------------------
Less dividends from net investment income            .57                 .23                   .58                 .23
--------------------------------------------------------------------------------        ------------------------------------
Net asset value, end of period                   $  8.91                8.34               $  8.93                8.35
--------------------------------------------------------------------------------        ------------------------------------
TOTAL RETURN (%):                                  14.18               (1.15)                14.33               (1.01)
--------------------------------------------------------------------------------        ------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                            1.69                1.71                  1.64                1.68
--------------------------------------------------------------------------------        ------------------------------------
Net investment income (loss)                        6.71                7.09                  6.76                7.12
--------------------------------------------------------------------------------        ------------------------------------



                                                               YEAR ENDED OCTOBER 31,
                       1995       1994       1993       1992       1991          1990       1989       1988       1987       1986
ALL CLASSES
                    -------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end
  of year
(in thousands)      $4,738,415  4,941,451  6,686,735  6,683,092  5,544,095  4,565,689  4,540,382  4,403,110  4,157,927  2,642,174
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
  rate (%)                 362      1,000        550        569        695        497        289        203        278        252
------------------------------------------------------------------------------------------------------------------------

                                HIGH YIELD FUND


                                                                         YEAR ENDED SEPTEMBER 30,
                                          1995     1994    1993     1992     1991      1990     1989     1988      1987     1986
CLASS A SHARES
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year       $ 7.74    8.12     7.86     7.30     6.22      8.34     8.95     9.23      9.19     8.66
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     .83     .73      .81      .85      .92      1.07     1.09     1.10      1.07     1.08
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .20   (.35)     .23      .54     1.15     (2.13)    (.58)     .09       .01      .50
------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.03     .38     1.04     1.39     2.07     (1.06)     .51     1.19      1.08     1.58
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .76    .76      .78      .83      .99      1.06     1.12     1.11      1.04     1.05
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain        --      --       --       --       --        --       --      .36        --       --
------------------------------------------------------------------------------------------------------------------------
Total dividends                             .76     .76      .78      .83      .99      1.06     1.12     1.47      1.04     1.05
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year             $ 8.01    7.74     8.12     7.86     7.30      6.22     8.34     8.95      9.23     9.19
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                         14.10    4.64    13.92    19.96    36.82    (13.83)    5.91    14.22     12.03    19.09
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                    .90     .86      .80      .82      .85       .73      .67      .72       .72      .68
------------------------------------------------------------------------------------------------------------------------
Net investment income                     10.74    9.22    10.22    11.00    14.02     14.46    12.40    12.59     11.42    11.90
------------------------------------------------------------------------------------------------------------------------



                                                        CLASS B  MAY 31, 1994                       CLASS C  MAY 31, 1994
                                            YEAR ENDED                TO                YEAR ENDED                TO
                                        SEPTEMBER 30, 1995    SEPTEMBER 30, 1994    SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
                                          --------------------------------------      --------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $ 7.73                 7.96                 $ 7.75                 7.96
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
Income from investment operations:
  Net investment income                          .76                  .23                    .77                  .25
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
  Net realized and unrealized gain
  (loss)                                         .20                 (.23)                   .20                 (.23)
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
Total from investment operations                 .96                   --                    .97                  .02
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
Less dividends from net investment
  income                                         .69                  .23                    .70                  .23
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
Net asset value, end of period                $ 8.00                 7.73                 $ 8.02                 7.75
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
TOTAL RETURN (%):                              13.09                   --                  13.13                  .27
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                        1.77                 1.80                   1.71                 1.74
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------
Net investment income                           9.87                 8.70                   9.93                 8.75
------------------------------------------------------------------------------        --------------------------------------
  --------------------------------------



                                                                 YEAR ENDED SEPTEMBER 30,
                             1995       1994       1993       1992       1991       1990       1989      1988     1987     1986
ALL CLASSES
                                      -------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at
end of year
(in thousands)            $3,527,954  3,152,029  1,957,524  1,953,509  1,673,161  1,183,943  1,552,762  978,310  452,771  323,205
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate (%)                          99         93        101         69         31         37         45       76      118       95
------------------------------------------------------------------------------------------------------------------------

                            INCOME AND CAPITAL FUND


                                                                               YEAR ENDED OCTOBER 31,
                                                     1995    1994    1993    1992   1991    1990    1989    1988    1987    1986
CLASS A SHARES
                                                               ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                  $ 7.91    8.97    8.34   8.22    7.70    8.22    8.53    8.44    9.12    8.57
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .61     .61     .63   .67      .74     .80     .84     .89     .95    1.03
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .72   (1.03)    .62   .11      .53    (.52)   (.26)    .12    (.71)    .50
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.33    (.42)   1.25   .78     1.27     .28     .58    1.01     .24    1.53
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .62     .59     .62   .66      .75     .80     .89     .92     .92     .98
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   --     .05      --    --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                        .62     .64     .62   .66      .75     .80     .89     .92     .92     .98
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $ 8.62    7.91    8.97   8.34    8.22    7.70    8.22    8.53    8.44    9.12
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                    17.47   (4.86)  15.48   9.83   17.26    3.60    7.13   12.67    2.63   18.68
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                               .90     .94     .82   .82      .82     .73     .67     .69     .69     .69
------------------------------------------------------------------------------------------------------------------------
Net investment income                                 7.31    7.34    7.26   8.01    9.21   10.05   10.02   10.53   10.70   11.48
------------------------------------------------------------------------------------------------------------------------



                                                               CLASS B MAY 31, 1994                    CLASS C MAY 31, 1994
                                                    YEAR ENDED              TO              YEAR ENDED              TO
               CLASS B & C SHARES                OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                   ----------------------------------      ----------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 7.90               8.16               $ 7.90               8.16
                                                                                             --------------------------------
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  .51                .23                  .53                .23
                                                                                             --------------------------------
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                .72               (.26)                 .72               (.26)
                                                                                             --------------------------------
----------------------------------------------------------------------------------
Total from investment operations                        1.23               (.03)                1.25               (.03)
                                                                                             --------------------------------
----------------------------------------------------------------------------------
Less dividends from net investment income                .54                .23                  .54                .23
                                                                                             --------------------------------
----------------------------------------------------------------------------------
Net asset value, end of period                        $ 8.59               7.90               $ 8.61               7.90
                                                                                             --------------------------------
----------------------------------------------------------------------------------
TOTAL RETURN (%):                                      16.12               (.45)               16.45               (.44)
                                                                                             --------------------------------
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                1.81               1.92                 1.78               1.89
                                                                                             --------------------------------
----------------------------------------------------------------------------------
Net investment income                                   6.40               6.72                 6.43               6.75
                                                                                             --------------------------------
----------------------------------------------------------------------------------



                                                                         YEAR ENDED OCTOBER 31,
                                          1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
ALL CLASSES
                                                 --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands) $649,427 510,432  569,145  482,009  432,490  394,131  404,995  322,229  255,779  206,108
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                  182      163      190      178      115      189       64       34       34       87
------------------------------------------------------------------------------------------------------------------------

                                 MORTGAGE FUND


                                                            AUGUST 1, 1995
                                                           TO SEPTEMBER 30,         YEAR ENDED JULY 31,         JANUARY 10, 1992
                    CLASS A SHARES                               1995            1995      1994       1993      TO JULY 31, 1992
                                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $ 7.06           6.96      7.56       7.78            7.81
------------------------------------------------------          ----------------------------------------------------------------
Income from investment operations:
  Net investment income                                            .08           .53        .51       .62              .38
------------------------------------------------------          ----------------------------------------------------------------
  Net realized and unrealized gain (loss)                          .08           .09       (.59 )     (.21)           (.03)
------------------------------------------------------          ----------------------------------------------------------------
Total from investment operations                                   .16           .62       (.08 )     .41              .35
------------------------------------------------------          ----------------------------------------------------------------
Less dividends from net investment income                          .09           .52        .52       .63              .38
------------------------------------------------------          ----------------------------------------------------------------
Net asset value, end of period                                  $ 7.13           7.06      6.96       7.56            7.78
------------------------------------------------------          ----------------------------------------------------------------
TOTAL RETURN (%):                                                 2.23           9.48      (1.21)     5.52            4.76
------------------------------------------------------          ----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                           .94           .89        .99       .97              .94
------------------------------------------------------          ----------------------------------------------------------------
Net investment income                                             6.87           7.77      7.00       8.22            8.73
------------------------------------------------------          ----------------------------------------------------------------



                             AUGUST 1, 1995
                            TO SEPTEMBER 30,                                   YEAR ENDED JULY 31,
     CLASS B SHARES               1995          1995     1994     1993    1992     1991    1990    1989     1988    1987    1986
                            ------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period            $ 7.05         6.96      7.56    7.77     7.25    7.25    7.61     7.58    8.01    8.52     8.47
-------------------------        -------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             .07         .47        .45    .57       .65    .64     .66       .72    .72     .73       .76
-------------------------        -------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)            .08         .09       (.59)   (.21)     .49    .01     (.36)     .07    (.33)   (.41)     .37
-------------------------        -------------------------------------------------------------------------------------------------
Total from investment
  operations                        .15         .56       (.14)   .36      1.14    .65     .30       .79    .39     .32      1.13
-------------------------        -------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                 .08         .47        .46    .57       .62    .65     .66       .76    .74     .69       .84
-------------------------        -------------------------------------------------------------------------------------------------
  Distribution from net
  realized
  gain                               --          --         --     --        --     --      --        --    .08     .14       .24
-------------------------        -------------------------------------------------------------------------------------------------
Total dividends                     .08         .47        .46    .57       .62    .65     .66       .76    .82     .83      1.08
-------------------------        -------------------------------------------------------------------------------------------------
Net asset value, end of
  period                         $ 7.12         7.05      6.96    7.56     7.77    7.25    7.25     7.61    7.58    8.01     8.52
-------------------------        -------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                  2.09         8.44     (2.00)   4.85    16.36    9.37    4.26    11.12    5.06    3.75    14.30
-------------------------        -------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS (%):
Expenses                           1.79         1.75      1.79    1.75     1.86    2.03    1.99     1.98    1.98    2.02     1.99
-------------------------        -------------------------------------------------------------------------------------------------
Net investment income              6.02         6.91      6.27    7.44     8.70    8.86    9.00     9.62    9.28    8.70     8.94
-------------------------        -------------------------------------------------------------------------------------------------

                                 MORTGAGE FUND



                                                                      AUGUST 1, 1995        YEAR ENDED
                                                                     TO SEPTEMBER 30,        JULY 31,          MAY 31, 1994
                          CLASS C SHARES                                   1995                1995          TO JULY 31, 1994
                                                                     ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                      $ 7.05               6.95                6.99
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                      .07                .48                 .07
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                    .08                .09                (.04)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             .15                .57                 .03
------------------------------------------------------------------------------------------------------------------------
Less dividend from net investment income                                     .08                .47                 .07
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 7.12               7.05                6.95
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                           2.10               8.65                 .47
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                    1.69               1.71                1.55
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       6.12               6.95                6.46
------------------------------------------------------------------------------------------------------------------------


                          AUGUST 1, 1995
                         TO SEPTEMBER 30,                                  YEAR ENDED JULY 31,
      ALL CLASSES              1995            1995        1994        1993        1992        1991        1990        1989
                         ---------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
period in thousands)        $3,493,052       3,528,329   4,158,066   5,639,097   5,602,682   4,879,832   5,178,159   6,193,674
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (%)                              249             573         963         551         376         498         206         152
------------------------------------------------------------------------------------------------------------------------


      ALL CLASSES          1988        1987        1986

SUPPLEMENTAL DATA:
Net assets at end of
period in thousands)     6,332,021   6,285,550   4,027,821
-----------------------  ----------------------------------
Portfolio turnover rate
  (%)                          178         139         313
-----------------------  ----------------------------------

                       SHORT-INTERMEDIATE GOVERNMENT FUND


                                                                       AUGUST 1,                                 JANUARY 10,
                                                                        1995 TO                                    1992 TO
                                                                     SEPTEMBER 30,      YEAR ENDED JULY 31,       JULY 31,
CLASS A SHARES                                                           1995         1995    1994    1993(D)       1992
                                                                     ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                     $8.09        8.11    8.63      8.65         8.59
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    .09        .54     .48        .53          .29
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                 (.01)       (.03)   (.44)     (.03)         .11
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           .08        .51     .04        .50          .40
------------------------------------------------------------------------------------------------------------------------
Less dividends from:
  Distribution from net investment income                                  .09        .53     .45        .52          .34
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                       --         --     .11         --           --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                            .09        .53     .56        .52          .34
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $8.08        8.09    8.11      8.63         8.65
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                         1.00        6.58    .41       6.01         4.87
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                  1.05        1.06    1.06      1.04          .95
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     6.56        6.65    5.85      6.06         7.48
------------------------------------------------------------------------------------------------------------------------



                                                 AUGUST 1,                                                          FEBRUARY 1,
                                                  1995 TO                                                             1989 TO
                                               SEPTEMBER 30,                  YEAR ENDED JULY 31,                    JULY 31,
CLASS B SHARES                                     1995         1995    1994    1993(D)    1992     1991    1990       1989
                                               -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $8.06        8.08    8.61      8.64      8.27    8.42    8.70         8.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .08        .47     .40        .45       .58    .69     .72           .36
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.01)       (.03)   (.44)     (.02)      .36    (.14)   (.27)         .14
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .07        .44     (.04)      .43       .94    .55     .45           .50
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .08        .46     .38        .46       .57    .70     .72           .30
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 --         --     .11         --        --     --     .01            --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                      .08        .46     .49        .46       .57    .70     .73           .30
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.05        8.06    8.08      8.61      8.64    8.27    8.42         8.70
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                    .87        5.68    (.48)     5.13     11.76    6.85    5.52         5.99
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                            1.91        1.87    1.93      1.87      1.89    2.07    2.10         2.24
------------------------------------------------------------------------------------------------------------------------
Net investment income                               5.70        5.84    4.95      5.23      6.84    8.19    8.60         8.50
------------------------------------------------------------------------------------------------------------------------


(d) Per share data for 1993 for the Short-Intermediate Government Fund were based upon average shares outstanding.

                       SHORT-INTERMEDIATE GOVERNMENT FUND



                                                                                      AUGUST 1,                    MAY 31,
                                                                                       1995 TO       YEAR ENDED    1994 TO
                                                                                    SEPTEMBER 30,     JULY 31,     JULY 31,
CLASS C SHARES                                                                          1995            1995         1994
                                                                                    ------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                    $8.06             8.08        8.09
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                   .09              .47         .07
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                                                       (.01)            (.03)       (.01 )
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          .08              .44         .06
------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                                                 .08              .46         .07
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $8.06             8.06        8.08
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                                        1.00             5.73         .77
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                 1.74             1.78        1.83
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    5.87             5.93        5.54
------------------------------------------------------------------------------------------------------------------------



                                                     AUGUST 1,
                                                      1995 TO
                                                   SEPTEMBER 30,                              YEAR ENDED JULY 31,
ALL CLASSES                                            1995          1995       1994       1993       1992       1991       1990
                                                   --------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)           $ 239,619      246,248    266,640    283,249    191,716    104,279    51,741
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     173          597        916        339        120        180        89
------------------------------------------------------------------------------------------------------------------------



NOTES FOR ALL FUNDS:


Ratios have been determined on an annualized basis, except that total return is not annualized and does not reflect the effect of any sales charges. The Adjustable Rate, Diversified, Government, High Yield and Income and Capital Funds are separate Massachusetts business trusts and the Cash Reserves, Mortgage and Short-Intermediate Government Funds are separate portfolios of Kemper Portfolios, a Massachusetts business trust. See "Capital Structure."


As discussed under "Investment Manager and Underwriter," effective May 31, 1994, the investment management fee for each Fund changed, resulting in an increased fee for the Adjustable Rate, Government, High Yield and Income and Capital Funds and a decreased fee for the Cash Reserves, Diversified, Mortgage and Short-Intermediate Government Funds.



INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS


The following information sets forth each Fund's investment objective and policies. Each Fund's returns and net asset value will fluctuate (except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share) and there is no assurance that any Fund will achieve its objective.

ADJUSTABLE RATE FUND. The Adjustable Rate Fund seeks high current income consistent with low volatility of principal. Under normal market conditions, the Fund will, as a fundamental policy, invest at least 65% of its total assets in adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). See "Government Fund" below concerning U.S. Government Securities and the risks related to those securities, including the fact that the government guarantee of such securities in the Fund's portfolio does not guarantee the net asset value of the Fund's shares. The Fund is designed for the investor who seeks a higher yield than a stable price money market fund or an insured bank certificate of deposit and less fluctuation in net asset value than a longer-term bond fund; unlike money market funds, however, the Fund does not seek to maintain a stable net asset value and, unlike an insured bank certificate of deposit, the Fund's shares are not insured. There is no assurance that the Fund will achieve its objective.


Adjustable rate securities bear interest at rates that adjust at periodic intervals in response to changes in market levels of interest rates generally. As the interest rates are reset periodically, yields on such securities will gradually align themselves to reflect changes in market interest rates. The adjustable interest rate feature of the securities in which the Fund invests generally will act as a buffer to reduce sharp changes in the Fund's net asset value in response to normal interest rate fluctuations. As the interest rates on the Fund's investments are reset periodically, yields of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value of the Fund's shares to fluctuate less dramatically than it would if the Fund invested in long-term, fixed rate securities. Adjustable rate securities allow the Fund to participate in increases in interest rates through periodic adjustments in the interest rate resulting in both higher current yields and lower price fluctuations. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. As with other mortgage-backed securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates. However, during periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate, possibly resulting in a lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on portfolio investments are adjusted to reflect current market rates. During periods of extreme fluctuations in interest rates, the Fund's net asset value will fluctuate as well.

The Fund may invest without limit in Mortgage-Backed Securities, as described under "Mortgage Fund" below. Mortgage-Backed Securities can have either a fixed rate of interest or an adjustable rate. Adjustable rate mortgage securities in which the Fund generally invests would have the same characteristics as described above with respect to adjustable rate securities. In addition, since most mortgage securities in the Fund's portfolio will generally have annual reset caps of 100 to 200 basis points (1-2%), fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed rate debt securities.

To help protect the value of the Fund's portfolio from interest rate fluctuations, the Fund may engage in interest rate swaps and purchase interest rate "caps" and "floors." The Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing. The Fund intends to use these transactions as a hedge and not as a speculative investment. There is no assurance that these transactions will be successful. The Fund will not sell interest rate caps or floors that it does not own.

Interest rate swaps are the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to a notional (agreed upon) principal amount, for example, an exchange of floating rate payments for fixed rate payments. Interest rate swaps are generally entered into to permit the party seeking a floating or fixed rate obligation, as the case may be, the opportunity to acquire such obligation at a lower rate than is directly available in the credit market. The success of such a transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Fund may also invest up to 35% of its total assets in securities other than adjustable rate U.S. Government Securities including, without limitation, privately issued Mortgage-Backed Securities, commercial paper and other debt obligations of corporations and other business organizations, certificates of deposit, bankers' acceptances and time deposits and other debt securities such as convertible securities and preferred stocks. These securities will, at the time of purchase, be rated within the two highest grades (Aaa or Aa) assigned by Moody's Investors Service, Inc.("Moody's"), or (AAA or AA) by Standard & Poor's Corporation ("S&P"), or will be non-rated but of comparable quality in the opinion of the investment manager.

The Fund also may invest in obligations collateralized by a portfolio or pool of mortgages, Mortgage-Backed Securities, U.S. Government Securities or other assets and may engage in options and financial futures transactions, securities lending, delayed delivery transactions and other portfolio strategies. See "Additional Investment Information" below.

Additional information concerning the Adjustable Rate Fund appears in the "Additional Information--Adjustable Rate Fund" section under "Investment Policies and Techniques" in the Statement of Additional Information.

CASH RESERVES FUND. The Cash Reserves Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are: (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

4. Commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P, or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P.

5. Repurchase agreements of obligations which are suitable for investment under the categories set forth above. Repurchase agreements are discussed under "Additional Investment Information" below.

In addition, the Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

To the extent the Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Fund will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks.


The Fund seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. See "Net Asset Value."


The Fund may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities is ordinarily determined by reference to or is a percentage of an objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.


Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The investment manager monitors the liquidity of the Fund's investments in
Section 4(2) paper on a continuing basis. See "Investment Restrictions" in the Statement of Additional Information.


DIVERSIFIED FUND. The Diversified Fund seeks high current return. The Fund pursues its objective by investing primarily in fixed income securities and dividend-paying common stocks and by writing options. Current return includes interest income, common stock dividends and any net short-term gains.

Investment in fixed income securities will include corporate debt obligations, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, preferred stocks, and cash and cash equivalents, including repurchase agreements. Investment in equity securities will primarily be in dividend-paying common stocks. The percentage of assets invested in fixed income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. The Fund may invest up to 50% of its total assets in foreign securities that are traded principally in securities markets outside the United States. Foreign securities present certain risks in addition to those presented by domestic securities, including risks associated with currency fluctuations, possible imposition of foreign governmental regulations or taxes adversely affecting portfolio securities and generally different degrees of liquidity, market volatility and availability of information. See "Special Risk Factors--Foreign Securities" below.

The Fund may invest without limit in high yield, fixed income securities, commonly referred to as "junk bonds," that are in the lower rating categories and those that are non-rated. The high yield, fixed income securities (debt and preferred stock issues, including convertibles and assignments or participations in loans) in which the Fund may invest normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.

The Fund may also purchase options on securities and index options, purchase and sell financial futures contracts and options on financial futures contracts, engage in foreign currency transactions, engage in delayed delivery transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. Under normal market conditions, the Fund will invest at least 65% of its total assets in income producing investments. In periods of unusual market conditions, the Fund may, for defensive purposes, temporarily retain all or any part of its assets in cash or cash equivalents.

There are market and investment risks with any security and the value of an investment in the Fund will fluctuate over time. In seeking to achieve its investment objective, the Fund will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The Fund will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. (The High Yield Fund may also invest in lower rated and non-rated securities but may not invest in dividend-paying common stocks and has more limited option writing authority than the Diversified Fund.) See "Special Risk Factors--High Yield (High Risk) Bonds" and "Appendix B--Ratings of Investments" below.

Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates that may prevail in the future. The values of fixed income securities in the Fund's portfolio will fluctuate depending upon market factors and inversely with current interest rate levels. The market value of equity securities in the Fund's portfolio will also fluctuate with market and other conditions.

GOVERNMENT FUND. The Government Fund seeks high current income, liquidity and security of principal by investing in obligations issued or guaranteed by the U.S. Government or its agencies, and by obtaining rights to acquire such securities. The Fund's yield and net asset value will fluctuate and there can be no assurance that the Fund will attain its objective.

The Fund intends to invest some or all of its assets in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type. These GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee and represent an interest in one or a pool of mortgages insured by the Federal Housing Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages.

The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates, and an assistant attorney general of the United States has rendered an opinion that this guarantee by GNMA is a general obligation of the United States backed by its full faith and credit.

Mortgages included in single family residential mortgage pools backing an issue of GNMA Certificates have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates (such as the Fund) each month. Unscheduled prepayments of mortgages included in these pools occur as a result of the prepayment or refinancing of such mortgages by homeowners or as a result of the foreclosure of such mortgages. Such prepayments are passed through to the registered holders of GNMA Certificates with the regular monthly payments of principal and interest, which has the effect of reducing future payments on such Certificates. That portion of monthly payments received by the Fund which represents interest and discount will be included in the Fund's net investment income. See "Dividends and Taxes." Principal payments on a GNMA Certificate will be reinvested by the Fund.

The balance of the Fund's assets, other than those invested in GNMA Certificates and options and financial futures contracts as discussed below, will be invested in obligations issued or guaranteed by the United States or by its agencies. There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies. Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Some obligations issued or guaranteed by agencies of the U.S. Government are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds). With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons (see "Investment Policies and Techniques--Zero Coupon Government Securities" in the Statement of Additional Information for a discussion of their features and risks) and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality (see "Collateralized Obligations" below).

U.S. Government Securities of the type in which the Fund may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the U.S. Government Securities in the Fund's portfolio, however, does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. For example, as interest rates rise the value of the Fund's investments will tend to decline, and as interest rates fall the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. With respect to U.S. Government Securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. The Fund will not invest in Mortgage-Backed Securities issued by private issuers.

The Fund may also write (sell) and purchase options on securities, index options, financial futures contracts and options on financial futures contracts in connection with attempts to hedge its portfolio investments and not for speculation. See "Additional Investment Information" below.

HIGH YIELD FUND. The primary objective of the High Yield Fund is to achieve the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities which the investment adviser considers consistent with reasonable risk. As a secondary objective, the Fund will seek capital gain where consistent with its primary objective.

The high yield, fixed income securities (debt and preferred stock issues, including convertibles and assignments or participations in loans) in which the Fund intends to invest are commonly referred to as "junk bonds" and normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.

There are market and investment risks with any security and the value of an investment in the Fund may fluctuate over time. In seeking to achieve its investment objectives, the Fund will invest in fixed income securities based on the investment manager's analysis without relying on published ratings. The Fund will invest in a particular security if in the view of the investment manager the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case. Investment in high yield securities, while providing greater income and opportunity for gain than investment in higher rated securities, entails relatively greater risk of loss of income and principal. See "Special Risk Factors--High Yield (High Risk) Bonds" and "Appendix B--Ratings of Investments" below.

As a secondary objective, the Fund will seek capital gain where consistent with its primary objective. However, the Fund intends to hold portfolio securities to maturity unless yields on alternative investments, based on current market prices, are more attractive than those on securities held in the Fund's portfolio or unless the investment manager determines defensive strategies should be implemented.

The Fund anticipates that under normal circumstances 90 to 100% of its assets will be invested in fixed income securities (debt and preferred stock issues, including convertibles). The Fund may invest in common stocks, rights or other equity securities when consistent with the Fund's objectives, but will generally hold such equity investments only as a result of purchases of unit offerings of fixed income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities.

The Fund may invest all or a portion of its assets in money market instruments such as obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the three highest grades by Moody's or S&P; commercial paper rated within the two highest grades by either of such rating services; bank certificates of deposit or bankers' acceptances of domestic or Canadian charter banks having total assets in excess of $1 billion; and any of the foregoing investments subject to short-term repurchase agreements (an instrument under which the purchaser acquires ownership of the underlying obligation and the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price). The Fund may also purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts in connection with attempts to hedge its portfolio investments and not for speculation; and it may purchase foreign securities and engage in foreign currency transactions. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below.

INCOME AND CAPITAL FUND. The Income and Capital Fund seeks as high a level of current income as is consistent with prudent investment management, preservation of capital and ready marketability of its portfolio by investing primarily in a diversified portfolio of investment grade debt securities. Specifically, at least 90% of the Fund's assets will be invested in the following categories: (a) corporate debt securities which are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P; (b) obligations of, or guaranteed by, the United States, its agencies or instrumentalities; (c) obligations (payable in U.S. Dollars) of, or guaranteed by, the government of Canada or any instrumentality or political subdivision thereof; (d) commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P; (e) bank certificates of deposit or bankers' acceptances issued by domestic or Canadian chartered banks having total deposits in excess of $1 billion; (f) options on securities, index options, financial futures contracts and options on financial futures contracts as described under "Additional Investment Information" in connection with attempts to hedge its portfolio investments and not for speculation; and (g) cash and cash equivalents.

There are market and investment risks with any security and the value of an investment in the Fund may fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. There can be no assurance that the objective of the Fund will be achieved. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below BBB by S&P and Baa by Moody's or are non-rated. For a discussion of lower rated and non-rated securities, commonly referred to as "junk bonds," and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" and "Appendix B--Ratings of Investments" below. The Fund may also invest in foreign securities and engage in foreign currency transactions. See "Special Risk Factors--Foreign Securities" below.

MORTGAGE FUND. The Mortgage Fund seeks maximum current return from a portfolio of U.S. Government Securities. Additionally, the Fund may engage in options and financial futures transactions which relate to U.S. Government Securities and may purchase or sell securities on a when-issued or delayed delivery basis. See "Additional Investment Information" below for a discussion of such transactions applicable to the Fund.

As a non-fundamental policy, at least 65% of the Fund's total assets normally will be invested in "Mortgage-Backed Securities." Mortgage-Backed Securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of Mortgage-Backed Securities: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"); (b) those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed Securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed Securities without a government guarantee but usually having some form of private credit enhancement. The dominant issuers or guarantors of Mortgage-Backed Securities today are GNMA, FNMA and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue Mortgage-Backed Securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Mortgage-Backed Securities issued by GNMA, FNMA and FHLMC are considered U.S. Government Securities. The Fund will not invest in Mortgage-Backed Securities issued by private issuers.

U.S. Government Securities of the type in which the Fund may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the securities in the Fund, however, does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. For example, as interest rates rise, the value of the Fund's investments will tend to decline and, as interest rates fall, the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayment of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium.

SHORT-INTERMEDIATE GOVERNMENT FUND. The Short-Intermediate Government Fund seeks, with equal emphasis, high current income and preservation of capital from a portfolio composed primarily of short and intermediate-term U.S. Government Securities. Under normal market conditions, the Fund will, as a fundamental policy, invest at least 65% of its total assets in U.S. Government Securities and repurchase agreements of U.S. Government Securities. See "Government Fund" above for a discussion of U.S. Government Securities and the risks related to those securities, including the fact that the government guarantee of U.S. Government Securities in the Fund does not guarantee the net asset value of the shares of the Fund.

Under normal market conditions, the Fund will maintain a Dollar-weighted average portfolio maturity of more than two years but less than five years. The maturity of a security held by the Fund will generally be considered to be the time remaining until repayment of the principal amount of such security, except that the maturity of a security may be considered to be a shorter period in the case of (a) contractual rights to dispose of a security, because such rights limit the period during which the Fund bears a market risk with respect to the security, and (b) Mortgage-Backed Securities, because of possible prepayment of principal on the mortgages underlying such securities. Short and intermediate-term securities generally are more stable and less susceptible to principal decline than longer term securities. While short and intermediate-term securities in most cases offer lower yields than securities with longer maturities, the Fund will seek to enhance income through limited investment in fixed income securities other than U.S. Government Securities. The investment manager believes that investment in short and intermediate-term securities allows the Fund to seek both high current income and preservation of capital. There is, however, no assurance that the Fund's objective will be achieved. The return and net asset value of the Fund will fluctuate over time.

Up to 35% of the total assets of the Fund may be invested in fixed income securities other than U.S. Government Securities. Such other fixed income securities include: (a) corporate debt securities that are rated at the time of purchase within the four highest grades by either Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB); (b) commercial paper that is rated at the time of purchase within the two highest grades by either Moody's (Prime-1 or Prime-2) or S&P (A-1 or A-2); (c) bank certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion; and
(d) repurchase agreements with respect to any of the foregoing. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics.

During temporary defensive periods when the investment manager deems it appropriate, the Fund may invest all or a portion of its assets in cash or short-term high quality money market instruments, including short-term U.S. Government Securities and repurchase agreements with respect to such securities. The yields on these securities tend to be lower than the yields on other securities to be purchased by the Fund.

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. The Fund may invest in collateralized obligations which, consistent with the limitations reflected above, may be privately issued or may be issued or guaranteed by U.S. Government agencies or instrumentalities. The Fund also may engage in options or financial futures transactions in connection with attempts to hedge its portfolio investments and not for speculation. See "Additional Investment Information" below.

SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As stated above, the Diversified and High Yield Funds intend to invest a substantial portion of their assets in fixed income securities offering high current income. Subject to its specific investment objective and policies as described above, the Income and Capital Fund may invest up to 10% of its assets in such securities. Such high yield (high risk), fixed income securities ordinarily will be in the lower rating categories (securities rated below the fourth category) of recognized rating agencies or will be non-rated. Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Accordingly, an investment in the Diversified or High Yield Funds may not constitute a complete investment program and may not be appropriate for all investors.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect each Fund's net asset value.


The investment philosophy of the Diversified and High Yield Funds with respect to high yield (high risk) bonds is based upon the premise that over the long term a broadly diversified portfolio of high yield fixed income securities should, even taking into account possible losses, provide a higher net return than that achievable on a portfolio of higher rated securities. The Funds seek to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Funds invest, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield. Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments as well as futures and options strategies.

High yield (high risk) securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

A Fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Fund may obtain no return at all on its investment.

Current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Fund will be required to distribute income accrued with respect to these securities and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Additional information concerning high yield (high risk) securities appears under "Appendix A--Portfolio Composition of High Yield Bonds" and "Appendix B--Ratings of Investments."

SPECIAL RISK FACTORS--FOREIGN SECURITIES. The Diversified, High Yield and Income and Capital Funds have the discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. These Funds currently limit investment in foreign securities not publicly traded in the United States to 50% of total assets in the case of the Diversified Fund and 25% of total assets in the case of the High Yield and Income and Capital Funds. These Funds may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. In connection with their foreign securities investments, these Funds may, to a limited extent, engage in foreign currency exchange, options and futures transactions as a hedge and not for speculation. See "Additional Investment Information--Options and Financial Futures Transactions and Foreign Currency Transactions." The Cash Reserves Fund and the Short-Intermediate Government Funds may, subject to their respective quality standards, invest in U.S. Dollar-denominated securities of foreign issuers.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

EMERGING MARKETS. While a Fund's investments in foreign securities will principally be in developed countries, a Fund may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. A Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.


FIXED INCOME. Since most foreign fixed income securities are not rated, a Fund will invest in foreign fixed income securities based on the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.


The value of the foreign fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprises's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.


DEPOSITORY RECEIPTS. For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in European Depository Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.



ADDITIONAL INVESTMENT INFORMATION. A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and its investment objective. Accordingly, a Fund may sell fixed income securities in anticipation of a rise in interest rates and purchase such securities for inclusion in its portfolio in anticipation of a decline in interest rates. Frequency of portfolio turnover will not be a limiting factor should the investment manager deem it desirable to purchase or sell securities. The portfolio turnover rates for the Funds are listed under "Financial Highlights." Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Cash Reserves Fund is zero. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. In order to continue to qualify as a regulated investment company for federal income tax purposes, less than 30% of the annual gross income of a Fund must be derived from the sale or other disposition of securities and certain other investments held by a Fund for less than three months. See "Dividends and Taxes" in the Statement of Additional Information.


A Fund (other than the Adjustable Rate, Cash Reserves and Short-Intermediate Government Funds) may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of a Fund's portfolio may be relatively short (under 5 years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. The effective Dollar-weighted average portfolio maturity of the Adjustable Rate Fund generally will range from less than one year to five years. The effective Dollar-weighted average portfolio maturity of the Short-Intermediate Government Fund generally will be more than two years but less than five years. The Cash Reserves Fund will invest only in securities with remaining maturities of 12 months or less and maintains a Dollar-weighted average portfolio maturity of 90 days or less in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The Adjustable Rate, Cash Reserves, Mortgage and Short-Intermediate Government Funds each may not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. A Fund will not borrow for leverage purposes. The Adjustable Rate Fund may pledge up to 15% of its total assets to secure any such borrowings.

The Diversified, Government, High Yield and Income and Capital Funds may each borrow money only for temporary or emergency purposes and not for leverage purposes, and then only in an amount up to 5% of its assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. These Funds, except for the Government Fund, may not pledge their assets in an amount exceeding the amount of the borrowings secured by such pledge. The Government Fund may pledge up to 7 1/2% of its assets to secure any such borrowings.

A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities, except that the Cash Reserves and Mortgage Funds may not purchase illiquid securities if more than 10% of their total assets (net assets for Cash Reserves Fund) would be invested in such securities. See "Investment Policies and Techniques--Over-the-Counter Options" in the Statement of Additional Information for a description of the extent to which over-the-counter traded options are in effect considered as illiquid for purposes of a Fund's limit on illiquid securities.



Each Fund has adopted certain fundamental investment restrictions which are presented in the Statement of Additional Information and that, together with the investment objective and policies of a Fund (for the Adjustable Rate Fund, however, only those policies specifically designated in this prospectus as fundamental), cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of a Fund. Policies of the Adjustable Rate Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval.


OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. A Fund (other than the Cash Reserves
Fund) may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter. In connection with their foreign securities investments, the Diversified, High Yield and Income and Capital Funds may also purchase and sell foreign currency options.


The Diversified Fund may write (sell) covered call options on up to 100% of net assets and may write (sell) secured put options on up to 50% of net assets. The Adjustable Rate, Government, High Yield and Income and Capital Funds each may write (sell) covered call and secured put options on up to 25% of its net assets. Each such Fund may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.


A Fund (other than the Cash Reserves Fund) may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Diversified, High Yield and Income and Capital Funds may also engage in foreign currency financial futures transactions. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Funds may engage in financial futures transactions and may use index options as an attempt to hedge against market risks. For example, if a Fund owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case a Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.


FOREIGN CURRENCY TRANSACTIONS. The Diversified, High Yield and Income and Capital Funds may each invest a limited portion of its assets in securities denominated in foreign currencies. These Funds may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.



The value of the foreign securities investments of a Fund measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.


When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the

Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

A Fund will not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Diversified, High Yield and Income and Capital Funds do not intend to enter into forward contracts for the purchase of a foreign currency if they would have more than 15% of the value of their total assets committed to such contracts. The Funds segregate cash or liquid high-grade securities in an amount not less than the value of each Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. A Fund generally does not enter into a forward contract with a term longer than one year.


DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a foreign currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.



SPECIAL RISK FACTORS--OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.



DELAYED DELIVERY TRANSACTIONS. Any of the Funds (other than the Cash Reserves
Fund) may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future

(not to exceed 120 days from trade date for the Government Fund) in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed yield securities to be delivered in the future will fluctuate as interest rates vary. Because a Fund is required to set aside cash or liquid high-grade securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.


To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. A Fund reserves the right to sell these securities before the settlement date if deemed advisable.



In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities it holds, exceed its net assets.


REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment adviser to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Funds may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Funds' limitations on illiquid securities.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Funds (other than the Government Fund) may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or U.S. Government Securities) equal to no less than the market value, determined daily, of the securities loaned. The Funds will receive amounts equal to dividends or interest on the securities loaned. The Funds will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment manager to be of good standing, and when the investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Fund's total assets.

COLLATERALIZED OBLIGATIONS. Subject to its investment objective and policies, a Fund may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, Mortgage-Backed Securities, U.S. Government Securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government Securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government Securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government Securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Fund (other than the Cash Reserves Fund) may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which interest rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Additional information concerning collateralized obligations is contained in the Statement of Additional Information under "Investment Policies and Techniques--Collateralized Obligations."

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of each Fund and provides each Fund with continuous professional investment supervision. KFS is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-five years. KFS and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, Kemper insurance companies, Kemper Corporation and other corporate, pension, profit-sharing and individual accounts representing approximately $60 billion under management (including approximately $16 billion in U.S. Government securities). KFS acts as investment manager or principal underwriter for 26 open-end and seven closed-end investment companies, with 64 separate investment portfolios, representing more than 3 million shareholder accounts. KFS is a wholly-owned subsidiary of Kemper Financial Companies, Inc., which is a financial services holding company that is more than 99% owned by Kemper Corporation ("Kemper"), a diversified insurance and financial services holding company.



Kemper has entered into a definitive agreement with an investor group led by Zurich Insurance Company ("Zurich") pursuant to which Kemper would be acquired by the investor group in a merger transaction. As part of the transaction, Zurich or an affiliate would purchase KFS. The Kemper and Zurich boards have approved the transaction. In addition, because the transaction would constitute an assignment of the Funds' investment management agreements with KFS and potentially, Rule 12b-1 agreements under the Investment Company Act of 1940, and therefore a termination of such agreements. KFS has received approval of new agreements from the Funds' boards and shareholders. Consummation of the transaction is subject to remaining contingencies, including state insurance department regulatory approvals. The investor group has informed Kemper that it expects the transaction to close early in 1996.


Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by KFS. The investment management agreements provide that KFS shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities. For

Funds that invest in foreign securities, KFS will from time to time use the services of Kemper Investment Management Company Limited, 1 Fleet Place, London EC4M 7RQ, a wholly owned subsidiary of KFS, with respect to foreign securities investments of the Funds including analysis, research, execution and trading services.


J. Patrick Beimford, Jr. has been the portfolio manager since October, 1995 for the Government Fund (and from 1981 through May, 1995) and the Mortgage Fund (and from 1992 through May, 1995). Mr. Beimford (since October, 1995 and from 1992 through May, 1995) is also a portfolio co-manager with Michelle M. Keeley (since
1994) of the Short-Intermediate Government Fund. Mr. Beimford (since October, 1995 and from 1992 through May, 1995) and Elizabeth A. Byrnes (since 1994) are portfolio co-managers of the Adjustable Rate Fund. Mr. Beimford joined KFS in April 1976 and is currently an Executive Vice President and Chief Investment Officer--Fixed Income Investments of KFS and a Vice President of each Fund. He received a B.S.I.M. in Business from Purdue University, West Lafayette, Indiana, and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Beimford is a Chartered Financial Analyst. Ms. Keeley, a First Vice President of KFS and a Vice President of the Short-Intermediate Government Fund, joined KFS in 1990 and, prior thereto, worked in the fixed income institutional sales department of a national securities firm. She received a B.A. in International Relations from Michigan State University, Lansing, Michigan and an M.M. in Finance from the Kellogg Graduate School of Business, Northwestern University, Chicago, Illinois. Ms. Byrnes joined KFS in 1982 and is a First Vice President of KFS and a Vice President of the Adjustable Rate Fund. She received a B.A. from Miami University, Oxford, Ohio.


Frank J. Rachwalski, Jr. is the portfolio manager of the Cash Reserves Fund. He has served in this capacity since the Fund commenced operations in February 1984. Mr. Rachwalski joined KFS in January 1973 and is currently a Senior Vice President of KFS and a Vice President of the Fund. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.


Michael A. McNamara (since 1990) and Harry E. Resis, Jr. (since 1992) are the portfolio co-managers of the High Yield Fund. Mr. McNamara joined KFS in February 1972 and is a Senior Vice President of KFS and a Vice President of the Fund. He received a B.S. in Business Administration from the University of Missouri, St. Louis, Missouri, and an M.B.A. in Finance from Loyola University, Chicago, Illinois. Mr. Resis joined KFS in June, 1988 and is currently a Senior Vice President of KFS and a Vice President of the Fund. He received a B.A. in Finance from Michigan State University, East Lansing, Michigan. Mr. Resis holds a number of NYSE and NASD licenses.



Robert Cessine is the portfolio manager (since 1994) and a Vice President of the Income and Capital Fund. Mr. Cessine joined KFS in 1993 and is a Senior Vice President of KFS and director of investment grade corporate and sovereign bond research. Before joining KFS in 1993, Mr. Cessine was a senior corporate bond analyst and chairman of the bond selection committee of an investment management company. He received a B.S. in Economics from the University of Wisconsin, Madison, Wisconsin, an M.S. in Agricultural and Resource Economics from the University of Maryland, Baltimore/College Park, Maryland and an M.S. in Finance from the University of Wisconsin, Madison, Wisconsin. Mr. Cessine is a Chartered Financial Analyst.



Diversified Income Fund is managed by a team of portfolio managers who are specialists in the basic sectors in which it invests. Messrs J. Patrick Beimford, Jr., Robert S. Cessine, Gordon K. Johns, Michael A. McNamara, Harry E. Resis, Jr., and Jonathan W. Trutter are the members of the team. Mr. Johns joined Kemper in 1988 and is Executive Vice President of KFS and managing director of Kemper Investment Management Company Limited in London. Previously, he was head of international fixed income fund management at an investment bank in London. He received a B.A. in law from Balliol College in Oxford, United Kingdom. Mr. Trutter is a First Vice President of KFS. Before joining KFS in 1989, he was a vice president in commercial banking. Mr. Trutter has an A.B. with dual majors in East Asian Languages and International Relations from the University of Southern California, Los Angeles California and an M.B.A. from Kellogg Graduate School of Management at Northwestern University, Chicago, Illinois. He is also a Certified Public Accountant. See above for information on the background of Messrs. Beimford, Cessine, McNamara and Resis.



KFS has a Fixed Income Investment Committee that determines overall investment strategy for fixed income portfolios managed by KFS. The Fixed Income Committee is currently comprised of the following members: J. Patrick Beimford, Jr., Robert S. Cessine, Frank E. Collecchia, George Klein, Michael A. McNamara, Christopher J.

Mier, Frank J. Rachwalski, Jr., Harry E. Resis, Jr., Robert H. Schumacher, John
E. Silvia, Stephen B. Timbers, Jonathan W. Trutter and Christopher T. Vincent. The portfolio managers work together as a team with the Fixed Income Committee and various fixed income analysts and traders to manage the Funds. Analysts provide market, economic and financial research and analysis that is used by the Fixed Income Committee to establish broad parameters for the Funds, including duration and cash levels. In addition, credit research by analysts is used by portfolio managers in selecting securities appropriate for the Funds' policies. The KFS International Fixed Income Investments area, directed by Gordon K. Johns, provides research and analysis regarding foreign investments to the portfolio managers. After investment decisions are made, fixed income traders execute the portfolio manager's instructions through various broker-dealer firms.



The Funds pay KFS investment management fees, payable monthly, at the annual rates shown below. Before May 31, 1994, the Funds paid fees under different fee schedules that are described in "Investment Manager and Underwriter" in the Statement of Additional Information.


                                                 ADJUSTABLE RATE, INCOME                   DIVERSIFIED
                                                  AND CAPITAL, MORTGAGE          CASH         AND
          AVERAGE DAILY NET ASSETS             AND SHORT-INTERMEDIATE GOV'T    RESERVES    HIGH YIELD    GOVERNMENT
--------------------------------------------   ----------------------------    --------    ----------    ----------
$0 - $250 million...........................                .55%                  .40%         .58%          .45%
$250 million - $1 billion...................                .52                   .38          .55           .43
$1 billion - $2.5 billion...................                .50                   .35          .53           .41
$2.5 billion - $5 billion...................                .48                   .32          .51           .40
$5 billion - $7.5 billion...................                .45                   .30          .48           .38
$7.5 billion - $10 billion..................                .43                   .28          .46           .36
$10 billion - $12.5 billion.................                .41                   .26          .44           .34
Over $12.5 billion..........................                .40                   .25          .42           .32


PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with each Fund, Kemper Distributors, Inc. ("KDI"), 120 South LaSalle Street, Chicago, Illinois 60603, a wholly owned subsidiary of KFS, is the principal underwriter and distributor of each Fund's shares and acts as agent of each Fund in the sale of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and each Fund bears the expense of registering its shares with the Securities and Exchange Commission. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services to investors. KDI also may provide some of the distribution services. Before February 1, 1995, KFS was the Funds' principal underwriter and distributor.



Class A Shares. KDI receives no compensation from the Funds as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares.



Class B Shares. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.



Class C Shares. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. A firm becomes eligible for the distribution fee based upon assets in accounts in the month of purchase and the fee continues until terminated by KDI or a Fund.



Rule 12b-1 Plan. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's Rule 12b-1 Plan during its 1995 fiscal year.



                                       DISTRIBUTION EXPENSES      DISTRIBUTION FEES      CONTINGENT DEFERRED
                                            INCURRED BY              PAID BY FUND        SALES CHARGES PAID
                                            UNDERWRITER             TO UNDERWRITER         TO UNDERWRITER
                                       ----------------------   ----------------------   -------------------
                FUND                    CLASS B       CLASS C    CLASS B       CLASS C         CLASS B
-------------------------------------  ----------     -------   ----------     -------   -------------------
Adjustable Rate......................  $  241,000      69,000       35,000       8,000           30,000
Cash Reserves+.......................  $5,789,000     354,000    2,125,000      33,000        1,629,000
Diversified..........................  $2,421,000      84,000    1,925,000      14,000          688,000
Government...........................  $2,537,000     109,000      254,000      19,000           91,000
High Yield...........................  $7,183,000     424,000    7,344,000      68,000        1,785,000
Income and Capital...................  $1,470,000      67,000      289,000      12,000           86,000
Mortgage+............................  $4,770,000      47,000   15,132,000       5,000        4,977,000
Short-Intermediate Government+.......  $1,301,000     169,000    1,979,000      19,000        1,011,000


---------------

+ Includes amounts paid during fiscal year ended July 31, 1995 and fiscal period from August 1, 1995 to September 30, 1995.



If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI (or KFS as predecessor to KDI) for its expenses incurred.



ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for shareholders of each Fund pursuant to administrative services agreements ("administrative agreements"). KDI may enter into related arrangements with various financial services firms, such as broker-dealer firms or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Funds. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding each Fund and its special features and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreements, each Fund pays KDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of each class of such Fund. With respect to Class A shares, KDI then pays each firm a service fee at an annual rate of (a) up to
 .15% of net assets (.25% for the Cash Reserves, Mortgage and Short-Intermediate Government Funds) of those accounts that it maintains and services for each Fund attributable to shares acquired prior to October 1, 1993, and (b) up to .25% of net assets of those accounts that it maintains and services for each Fund attributable to Class A shares acquired on or after October 1, 1993. With respect to Class B shares and Class C shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of net assets of those accounts in the Fund that it maintains and services attributable to Class B shares and Class C shares, respectively. Firms to which service fees may be paid include broker-dealers affiliated with KDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase (in the month of purchase for Class C shares) and the fee continues until terminated by KDI or a Fund. The fees are calculated monthly and paid quarterly. KDI may advance to financial services firms the first year service fee related to Class B shares sold by such firms at a rate of up to .25% of the purchase price of such shares. As compensation therefor, KDI may retain the administrative services fee paid by a Fund with respect to such shares for the first year after purchase. Financial services firms will become eligible for future service fees with respect to such shares commencing in the thirteenth month following the month of purchase.



KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreements not paid to firms to compensate itself for administrative functions performed for each Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on a Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from each Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record, as well as, with respect to Class A shares (except for the Cash Reserves, Mortgage and Short-Intermediate Government Funds), the date when shares representing such assets were purchased.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. For Funds that invest in foreign securities, The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside the United States. IFTC also is the Funds' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of KFS, serves as "Shareholder Service Agent" of the Funds and as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of custodian, transfer agent and shareholder service agent fees payable to IFTC and the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.



PORTFOLIO TRANSACTIONS. KFS places all orders for purchases and sales of a Fund's securities. Subject to seeking best execution of orders, KFS may consider sales of shares of a Fund and other funds managed by KFS or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.


DIVIDENDS AND TAXES


DIVIDENDS. The Cash Reserves Fund's net investment income is declared as a dividend daily, and dividends are reinvested or paid in cash monthly. Each other Fund normally declares and distributes monthly dividends of net investment income and distributes any net realized short-term and long-term capital gains at least annually.


Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of that Fund at net asset value, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends and a minimum account value of $1,000 in the Kemper Fund in which dividends are reinvested. The Funds reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Diversified or High Yield Funds may qualify for the dividends received deduction available to corporate shareholders. However, it is anticipated that only a small portion, if any, of the dividends paid by such Funds will so qualify. No portion of the dividends paid by the Adjustable Rate, Cash Reserves, Government, Income and Capital, Mortgage or Short-Intermediate Government Funds will qualify for the dividends received deduction.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on direct (but not guaranteed) obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in American Bank and Trust Co. v. Dallas County, 463 U.S. 855 (1983). Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.


Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.



After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes, including information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


NET ASSET VALUE

For each Fund except the Cash Reserves Fund, the net asset value per share is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund (other than the Cash Reserves

Fund) will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are primarily traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Equity options are valued at the last sale price unless the bid price is higher or the ask price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter traded options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value of a Fund investing in foreign securities does not necessarily take place contemporaneously with the determination of the prices of the Fund's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining the net asset value of a Fund investing in foreign securities, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value considerations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.



For the Cash Reserves Fund, the net asset value per share is determined separately for each class as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange on each day the Exchange is open for trading. The Fund seeks to maintain a net asset value of $1.00 per share in each class but there is no assurance that it will do so. The net asset value per share of a class is determined by dividing the Fund's net assets attributable to that class by the total number of shares of the class outstanding. The Fund values its portfolio instruments at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value per share calculated by reference to market-based quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Fund purchases only securities with a maturity of 12 months or less and maintains a Dollar-weighted average portfolio maturity of 90 days or less. In addition, the Fund limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7. Under the quality requirements of Rule 2a-7, the Fund may only purchase U.S. Dollar denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "Eligible Securities" as defined in Rule 2a-7. "Eligible Securities" under Rule 2a-7 include only securities that are rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, are deemed comparable in quality. The diversification requirements of Rule 2a-7 provide generally that the Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that are Eligible Securities that have not been rated in the highest category by the required number of rating organizations or, if unrated, have not been deemed comparable, except U.S. Government Securities and repurchase agreements of such securities. See "Investment Objectives and Policies--Cash Reserves Fund."

PURCHASE OF SHARES


ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund (other than the Cash Reserves Fund), are sold to investors subject to an initial sales charge. Class A shares of Cash Reserve Fund exchanged into Class A shares of another Kemper Mutual Fund are subject to the applicable sales charge of the Kemper Mutual Fund at the time of the exchange Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or a contingent deferred sales charge but are subject to higher ongoing expenses than Class A shares and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.


The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


                                                   ANNUAL 12B-1 FEES
                                                (AS A % OF AVERAGE DAILY
                       SALES CHARGE                   NET ASSETS)                   OTHER INFORMATION
            ----------------------------------  ------------------------    ----------------------------------
Class A*    Maximum initial sales charge of          None                   Initial sales charge waived or
            4.5% of the public offering price                               reduced for certain purchases
            (3.5% for the Adjustable Rate and
            Short-Intermediate Government
            Funds)
Class B     Maximum contingent deferred sales        0.75%                  Shares convert to Class A shares
            charge of 4% of redemption                                      six years after issuance
            proceeds; declines to zero after
            six years
Class C     None                                     0.75%                  No conversion feature


---------------


* No initial sales charge applies to purchases of Class A shares of the Cash Reserves Fund, but the applicable sales charge applies for exchanges into Class A shares of other Kemper Mutual Funds.



The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to the Fund's custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.



The Cash Reserves Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Fund receives investable funds. (a) Wire transfer. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the Fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, the sub-custodian for the Fund. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) Check. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) Dealer Trades. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date. See "Dividends and Taxes" for more information.


Share certificates will not be issued unless requested in writing. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers of the Adjustable Rate and Short-Intermediate Government Funds choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

            ADJUSTABLE RATE AND SHORT-INTERMEDIATE GOVERNMENT FUNDS

                                                                         Sales Charge
                                                              ----------------------------------
                                                                                            Allowed
                                                                                            to
                                                                             As a           Dealers
                                                              As a           Percentage     as a
                                                              Percentage     of             Percentage
                                                              of             Net            of
                                                              Offering       Asset          Offering
Amount of Purchase                                            Price          Value*         Price
                                                              ----           ----           ----
Less than $100,000........................................    3.50%          3.63%          3.00%
$100,000 but less than $250,000...........................    3.00           3.09           2.50
$250,000 but less than $500,000...........................    2.50           2.56           2.25
$500,000 but less than $1 million.........................    2.00           2.04           1.75
$1 million and over.......................................     .00**          .00**          ***

---------------
 * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by KDI as discussed below.

The public offering price of Class A shares for purchasers of the Diversified, Government, High Yield, Income and Capital and Mortgage Funds choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

   DIVERSIFIED, GOVERNMENT, HIGH YIELD, INCOME AND CAPITAL AND MORTGAGE FUNDS

                                                                         Sales Charge
                                                              ----------------------------------
                                                                                            Allowed
                                                                                            to
                                                                             As a           Dealers
                                                              As a           Percentage     as a
                                                              Percentage     of             Percentage
                                                              of             Net            of
                                                              Offering       Asset          Offering
Amount of Purchase                                            Price          Value*         Price
                                                              ----           ----           ----
Less than $100,000........................................    4.50%          4.71%          4.00%
$100,000 but less than $250,000...........................    3.50           3.63           3.00
$250,000 but less than $500,000...........................    2.60           2.67           2.25
$500,000 but less than $1 million.........................    2.00           2.04           1.75
$1 million and over.......................................     .00**          .00**          ***

---------------
 * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

*** Commission is payable by KDI as discussed below.



Each Fund receives the entire net asset value of all its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which KFS or an affiliate does not serve as investment manager ("non-Kemper fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features;" or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 provided in either case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within one year of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million in any calendar year, .50% on the next $5 million and .25% on amounts over $10 million in such calendar year. KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund to other purchasers at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: .70% of the net asset value of shares sold on amounts up to $3 million, .50% on the next $2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedules, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.



Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Dreman Fund, Inc. ("KDF") on September 8, 1995, and have continuously owned shares of KDF (or a Kemper Fund acquired by exchange of KDF shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund Class A shares may purchase Fund shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Everen Securities, Inc. In addition, unitholders of unit investment trusts sponsored by Everen Securities, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in a "wrap account" or similar program under which such clients pay a fee to the investment adviser or other firm. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.



Effective on a date discussed below, Class A shares of a Fund may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. This privilege is subject to final approval by the court in the aforementioned proceeding and will become effective on a date as described in appropriate court documents, now estimated to be February 1, 1996. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies (including the purchase of Class A shares of the Cash Reserves Fund).


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge --Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."



Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders of the Funds who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares originally representing Initial Shares of a KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.



PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial or contingent deferred sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. KDI pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."



WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment, and for Cash Reserves Fund, the other Kemper Mutual Fund into which the investor may wish to exchange in the future. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.



GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.



In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds or other funds underwritten by KDI.



Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.



Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.


The Funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment, it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by a Fund of the purchase amount. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares") and the redemption of Class B shares may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below).


Because of the high cost of maintaining small accounts, the Funds reserve the right to redeem an account (and, in the case of Class B shares, impose any applicable contingent deferred sales charge) that falls below the minimum investment level, currently $1,000, as a result of redemptions. Currently, Individual Retirement Accounts and employee benefit plan accounts are not subject to this procedure. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Fund redeems the shareholder's account. The investment required to reach that level may be made at net asset value (without any initial sales charge in the case of Class A shares).


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.



TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge in the case of Class B shares) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which each Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.



EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the investment manager deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 15 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.



CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge of 1% may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); and (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

 YEAR OF                                                                      CONTINGENT
REDEMPTION                                                                     DEFERRED
  AFTER                                                                         SALES
 PURCHASE                                                                       CHARGE
----------                                                                    ----------
 First.....................................................................       4%
 Second....................................................................       3%
 Third.....................................................................       3%
 Fourth....................................................................       2%
 Fifth.....................................................................       2%
 Sixth.....................................................................       1%


Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:


                                                         CONTINGENT DEFERRED SALES CHARGE
            YEAR OF           ---------------------------------------------------------------------------------------
          REDEMPTION                                          SHARES PURCHASED ON OR AFTER
             AFTER            SHARES PURCHASED ON OR AFTER    FEBRUARY 1, 1991 AND BEFORE     SHARES PURCHASED BEFORE
           PURCHASE                  MARCH 1, 1993                   MARCH 1, 1993               FEBRUARY 1, 1991
    -----------------------   ----------------------------    ----------------------------    -----------------------
    First..................                 4%                              3%                           5%
    Second.................                 3%                              3%                           4%
    Third..................                 3%                              2%                           3%
    Fourth.................                 2%                              2%                           2%
    Fifth..................                 2%                              1%                           2%
    Sixth..................                 1%                              1%                           1%

The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.


The rate of the contingent deferred sales charge under the schedule above is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in June, 1994 will be eligible for the 3% charge if redeemed on or after June 1, 1995. In the event no specific order is requested, the redemption will be made first from Class B shares representing reinvested dividends and then from the earliest purchase of Class B shares. KDI receives any contingent deferred sales charge directly.


The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund),
(c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.



REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of a Fund other than shares of the Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the other listed Kemper Mutual Funds (other than shares of the Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund). A shareholder of a Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") or Class B shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares or Class B shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Funds' shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.


SPECIAL FEATURES


CLASS A SHARES -- COMBINED PURCHASES. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc. and Kemper Value+Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Market Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund, and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.



CLASS A SHARES -- LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.


CLASS A SHARES -- CUMULATIVE DISCOUNT. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.


CLASS A SHARES -- AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.


EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.


Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.


Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features --Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values.


General. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be exchanged until they have been owned for at least 15 days. In addition, shares of a Kemper Mutual Fund (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Mutual Funds, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.



SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" including the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.


EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $2,500) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $500 and maximum $2,500) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, monthly investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Funds may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.


The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class B shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.



TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:


- Individual Retirement Accounts ("IRAs") trusteed by IFTC. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

- 403(b)(7) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

PERFORMANCE


A Fund may advertise several types of performance information for a class of shares, including "yield" and, for each Fund except the Cash Reserves Fund, "average annual total return" and "total return." The Cash Reserves Fund also may advertise its "effective yield." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by KFS may also advertise performance information before and after the effect of the fee waiver or expense absorption.


A Fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the Cash Reserves
Fund) expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. Yield is an annualized figure, which means that it is assumed that a Fund generates the same level of net investment income over a one year period. The effective yield for the Cash Reserves Fund is calculated similarly, but the net investment income earned is assumed to be compounded when annualized. The Cash Reserves Fund's effective yield will be slightly higher than its yield due to this compounding. Net investment income is assumed to be compounded semiannually when it is annualized for Funds other than the Cash Reserves Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.


Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").


A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The yield or price volatility of a Fund (particularly the Adjustable Rate Fund) may be compared to various securities, such as U.S. Government Securities, or indexes, such as the COFI referred to above or the Constant Maturity Treasury Index ("CMT") published by the Federal Reserve Board. A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for the Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Objectives and Policies--Additional Investment Information," option writing can limit the potential for capital appreciation.

Class A shares of each Fund other than the Cash Reserves Fund are sold at net asset value plus a maximum sales charge of 4.5% of the offering price (3.5% for the Adjustable Rate and Short-Intermediate Government Funds). While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares that may be imposed at the end of the period in question. Performance figures for the Class B shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.


Each Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost, except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share. Redemption of Class B shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.


CAPITAL STRUCTURE

The Adjustable Rate, Diversified, Government, High Yield and Income and Capital Funds are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Adjustable Rate Fund was organized as a business trust under the laws of Massachusetts on May 28, 1987. Prior to January 1, 1992, the Fund was known as "Kemper Enhanced Government Income Fund." The Diversified Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Option Income Fund, Inc., a Maryland corporation organized in 1977. Prior to February 1, 1989, the Fund was known as "Kemper Option Income Fund." The Government Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper U.S. Government Securities Fund, Inc., a Maryland corporation (formerly known as Kemper Fund For Government Guaranteed Securities, Inc.) organized in 1980 as successor to a Pennsylvania business trust organized in 1977. The High Yield Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper High Yield Fund, Inc., a Maryland corporation organized in 1977. The Income and Capital Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Income and Capital Preservation Fund, Inc., a Maryland corporation organized in 1972. The Cash Reserves, Mortgage and Short-Intermediate Government Funds are separate series, or "Portfolios", of Kemper Portfolios ("KP"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, KP pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, KP was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Kemper Investment Portfolios, when the name of KP became "Kemper Portfolios." Until December 1, 1989, the Mortgage Fund was known as the "Government Plus Portfolio" and prior to May 28, 1994, the Mortgage Fund was known as the "Government Portfolio." Prior to May 28, 1994, the Cash Reserves Fund was known as the Money Market Portfolio, and the Short-Intermediate Government Fund was known as the Short-Intermediate Government Portfolio.


Each Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. While only shares of a single Portfolio are presently being offered by each Fund (other than those Funds that are Portfolios of Kemper Portfolios), the Board of Trustees of each Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Funds may offer multiple Portfolios, each is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, each Fund offers four classes of shares. These are Class A, Class B and Class C shares, as well as Class I shares, which are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of KFS and its affiliates; and (b) the following investment advisory clients of KFS and its investment advisory affiliates that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of each Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares of each Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Funds are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Fund, shareholders may remove trustees. If shares of more than one Portfolio for any Fund are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

APPENDIX A--PORTFOLIO COMPOSITION OF HIGH YIELD BONDS


The table below reflects the composition by quality rating of the portfolios of the Diversified and High Yield Funds. Percentages for each Fund reflect the net asset weighted average of the percentage for each category on the last day of each month in the twelve month period ended October 31, 1995. The table reflects the percentage of total net assets represented by fixed income securities rated by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), by unrated fixed income securities and by other assets. The percentage shown reflects the higher of the Moody's or S&P rating. U.S. Government securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Cash equivalents include money market instruments, repurchase agreements, net payables and receivables, treasuries with a maturity of less than one year and cash. Other assets include options, financial futures contracts and equity securities. As noted under "Investment Objectives, Policies and Risk Factors" the Diversified and High Yield Funds invest in high yielding, fixed income securities without relying upon published ratings. The allocations in the table are not necessarily representative of the composition of the portfolios at other times. Portfolio composition will change over time.


END OF THE MONTH COMPOSITION OF PORTFOLIO BY QUALITY AS AN AVERAGE PERCENTAGE OF

                 NET ASSETS (NOVEMBER 1, 1994-OCTOBER 31, 1995)



                                                   HIGH
      MOODY'S/S&P RATING                  DIVERSIFIED YIELD     GENERAL DEFINITION OF
           CATEGORY                       FUND     FUND             BOND QUALITY
-------------------------------           ----     ----     -----------------------------
Cash Equivalents...............             12%       6%
Aaa/AAA........................             44        2     Highest quality
Aa/AA..........................              1        0     High quality
A/A............................              0        0     Upper medium grade
Baa/BBB........................              3        0     Medium grade
Ba/BB..........................             11       21     Some speculative elements
B/B............................             18       60     Speculative
Caa/CCC........................              2        6     More speculative
Ca/CC, C/C.....................              0        0     Very speculative
D..............................              0        0     In default
Not Rated, Not in Default......              6        1
Not Rated, In Default..........              1        1
Other Assets...................              2        3
                                          ----     ----
Net Assets.....................            100%     100%


The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix B--Ratings of Investments." The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

APPENDIX B--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                CORPORATE BONDS
                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                  PROSPECTUS


                                 KEMPER FIXED

                                 INCOME FUNDS


                               DECEMBER 1, 1995



                                --------------

                            KEMPER ADJUSTABLE RATE
                             U.S. GOVERNMENT FUND

                          KEMPER CASH RESERVES FUND

                        KEMPER DIVERSIFIED INCOME FUND

                            KEMPER U.S. GOVERNMENT
                               SECURITIES FUND

                            KEMPER HIGH YIELD FUND

                          KEMPER INCOME AND CAPITAL
                              PRESERVATION FUND

                          KEMPER U.S. MORTGAGE FUND

                          KEMPER SHORT-INTERMEDIATE
                               GOVERNMENT FUND
                                --------------


                                    KEMPER
                                [KEMPER LOGO]

[KEMPER LOGO]           INVESTMENT MANAGER
                        Kemper Financial Services, Inc.
                        PRINCIPAL UNDERWRITER:
                        Kemper Distributors, Inc.
                        120 South LaSalle Street
                        Chicago, IL  60603

KFIF-1 (12/95)          [RECYCLED PAPER LOGO]

                             KEMPER HIGH YIELD FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                     ITEM NUMBER                  LOCATION IN STATEMENT OF
                    OF FORM N-1A                  ADDITIONAL INFORMATION
                    ------------                  ---------------------------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investment Restrictions; Investment Policies
                                                  and Techniques
14.   Management of the Fund...................   Investment Manager and Underwriter;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares
20.   Tax Status...............................   Dividends and Taxes
21.   Underwriters.............................   Investment Manager and Underwriter
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 1995


          KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND (THE "ADJUSTABLE
                                  RATE FUND")
              KEMPER CASH RESERVES FUND (THE "CASH RESERVES FUND")
            KEMPER DIVERSIFIED INCOME FUND (THE "DIVERSIFIED FUND")
         KEMPER U.S. GOVERNMENT SECURITIES FUND (THE "GOVERNMENT FUND")
                 KEMPER HIGH YIELD FUND (THE "HIGH YIELD FUND")
          KEMPER INCOME AND CAPITAL PRESERVATION FUND (THE "INCOME AND
                                 CAPITAL FUND")
                KEMPER U.S. MORTGAGE FUND (THE "MORTGAGE FUND")
      KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND (THE "SHORT-INTERMEDIATE
                              GOVERNMENT FUND")

               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for each of the funds (the "Funds") listed above. It should be read in conjunction with the combined prospectus of the Funds dated December 1, 1995. The prospectus may be obtained without charge from the Funds.

                               ------------------

                               TABLE OF CONTENTS


                                                                         Page
                                                                         -----
Investment Restrictions................................................. B-1
Investment Policies and Techniques...................................... B-12
Portfolio Transactions.................................................. B-20
Investment Manager and Underwriter...................................... B-21
Purchase and Redemption of Shares....................................... B-28
Dividends and Taxes..................................................... B-29
Performance............................................................. B-31
Officers and Trustees................................................... B-47
Shareholder Rights...................................................... B-52



The financial statements appearing in each Fund's 1995 Annual Report to Shareholders (including for Kemper Portfolios, the period from August 1, 1995 to September 30, 1995) are incorporated herein by reference. The Annual Report for the Fund for which this Statement of Additional Information is requested accompanies this document.



KFIF-13 12/95                                    (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS


Each Fund has adopted certain fundamental investment restrictions which, together with the investment objective and fundamental policies of such Fund, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.


THE ADJUSTABLE RATE FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities including collateralized obligations thereof) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Adjustable Rate Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities including collateralized obligations thereof) which with their predecessors have a record of less than three years continuous operations.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Invest more than 15% of its net assets in illiquid securities.

(vi) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(vii) Invest in oil, gas, and other mineral leases.

(viii) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).


(ix) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.


(x) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE CASH RESERVES FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if more than 10% of the Fund's net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. [The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.]

(8) Concentrate more than 25% of the Fund's net assets in any one industry; provided, however, that the Fund intends, under normal conditions, to invest more than 25% of its net assets in instruments issued by banks in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

(10) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933) and no more than 10% of its assets will be invested in securities which are considered illiquid. [Repurchase agreements maturing in more than 7 days are considered illiquid for purposes of this restriction.]

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(14) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(15) Issue senior securities as defined in the Investment Company Act of 1940.

(16) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(17) Engage in put or call option transactions.

(18) Invest in commodities or commodity futures contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Cash Reserves Fund may not:

(i) Invest in oil, gas or other mineral exploration or development programs.

(ii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(iii) Invest in limited partnership interests in real estate.

THE DIVERSIFIED FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described in the prospectus.

(3) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(4) Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

(5) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on the purchase of put and call options, combinations thereof or similar options; except that the Fund may write covered call options with respect to its portfolio securities or securities indices, or write secured put options; and the Fund may enter into closing transactions with respect to such options, and may buy or sell options on financial futures contracts.

(6) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(7) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options of such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(8) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(9) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 3 in the latest fiscal year, though it may borrow in the future as permitted by that investment restriction. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Diversified Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).


(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.


(xi) Invest more than 10% of its total assets on securities of real estate investment assets.

THE GOVERNMENT FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies, some of which may be subject to repurchase agreements, except that the Fund may engage in options and financial futures transactions.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(3) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(4) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

(5) Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing. (This borrowing provision is not for investment leverage, but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.) Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase.

(6) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph 1 above and may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned.

(7) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Government Fund has adopted the following non-fundamental restriction which may be changed by the Board of Trustees without shareholder approval. The Government Fund may not:

(1) Invest more than 15% of its net assets in illiquid securities.

THE HIGH YIELD FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objectives and policies are not prohibited and it may lend its securities as discussed under "Investment Objectives and Policies -- Additional Investment Information" in the prospectus.

(3) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(4) Invest more than 25% of the Fund's total assets in fixed income securities which are payable in currencies other than United States Dollars. (Investments in such securities may involve risks which differ from investments in securities of U.S. issuers, such as future political and economic developments, the possible imposition of governmental restrictions and taxes, as well as currency fluctuation.)

(5) Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 3 in the latest fiscal year; though it may borrow in the future as permitted by that investment restriction. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The High Yield Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.


(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE INCOME AND CAPITAL FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Invest in securities other than those specified under "Investment Objectives and Policies" in the prospectus. This restriction does not prevent the Fund from holding common stocks or other corporate securities not qualifying as debt obligations if such securities are acquired through conversion provisions of debt securities or from corporate reorganizations. Nor does it prevent the holding of debt securities whose quality rating is reduced by the rating services below those specified under "Investment Objectives and Policies" after purchase by the Fund.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or Canadian governments, their agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives and Policies -- Additional Investment Information" in the prospectus.

(5) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(7) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(8) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Income and Capital Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).


(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.


(xi) Invest more than 10% of its total assets in securities of real estate investment assets.

THE MORTGAGE FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if more than 10% of the Fund's net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. [The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.]

(8) Concentrate more than 25% of the Fund's net assets in any one industry.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

(10) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933) and no more than 10% of its assets will be invested in securities which are considered illiquid. [Repurchase agreements maturing in more than 7 days are considered illiquid for purposes of this restriction.]

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(14) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(15) Issue senior securities as defined in the Investment Company Act of 1940.

(16) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and option transactions.

(17) Write (sell) put or call options, combinations thereof or similar options except that the Fund may write covered call options on up to 100% of the Fund's net assets and may write secured put options on up to 50% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(18) Invest in commodities or commodity futures contracts although the Fund may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or total assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 7 in the latest fiscal year, and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Mortgage Fund may not:


(i) Invest in oil, gas or other mineral exploration or development programs.

(ii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.



(iii) Invest in limited partnership interests in real estate.


THE SHORT-INTERMEDIATE GOVERNMENT FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).

(5) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. [The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.]

(6) Concentrate more than 10% of the Fund's net assets in any one industry.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(8) Issue senior securities except as permitted under the Investment Company Act of 1940.

(9) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and option transactions.

(10) Engage in put or call option transactions; however, the Fund may write
(sell) put or call options on up to 25% of its net assets and may purchase put or call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and the Fund may buy and sell options on financial futures contracts.

(11) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Short-Intermediate Government Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, including collateralized obligations thereof) which with their predecessors have a record of less than three years continuous operation.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. This restriction does not apply to the Fund to the extent that certain collateralized obligations may be considered to be issued by an "investment company" (see "Investment Policies and Techniques --Collateralized Obligations").

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in oil, gas or other mineral exploration or development programs.

(viii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(ix) Invest in limited partnership interests in real estate.


(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.


(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

INVESTMENT POLICIES AND TECHNIQUES


GENERAL. Each Fund may engage in options and financial futures and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The Cash Reserves Fund does not engage in options and futures transactions. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.


OPTIONS ON SECURITIES. A Fund (other than the Cash Reserves Fund) may write
(sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash, U.S. Government Securities or other liquid high-grade debt obligations ("eligible securities") having a value at least equal to the fluctuating market value of the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives and Policies"), the Funds (other than the Cash Reserves Fund) may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Funds' portfolios. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Fund's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an ongoing basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets (10% of total assets for the Mortgage Fund). The "liquidity charge" referred to above is computed as described below.

The Funds anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. A Fund (other than the Cash Reserves Fund) also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

FINANCIAL FUTURES CONTRACTS. The Funds (except the Cash Reserves Fund) may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.


Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.


There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund (other than the Cash Reserves
Fund) may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. The Funds (other than the Cash Reserves Fund) may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.


To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. A Fund reserves the right to sell these securities before the settlement date if deemed advisable.


REGULATORY RESTRICTIONS. To the extent required to comply with SEC Release No. IC-10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Fund will maintain in a segregated account cash, U.S. Government securities or liquid high-grade debt obligations equal to the value of such contracts. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Fund holds or intends to purchase.

FOREIGN CURRENCY OPTIONS. The Diversified, High Yield and Income and Capital Funds may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Diversified, High Yield and Income and Capital Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Diversified, High Yield and Income and Capital Funds may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. A Fund will not speculate in foreign currency exchange.

If a Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

A Fund will not enter into forward contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. See "Foreign Currency Transactions" under "Investment Objectives and Policies-- Additional Investment Information" in the prospectus. A Fund segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. The Diversified, High Yield and Income and Capital Funds do not intend to enter into forward contracts for the purchase of a foreign currency if they would have more than 5% of the value of their total assets committed to such contracts. A Fund generally will not enter into a forward contract with a term longer than one year.

COLLATERALIZED OBLIGATIONS. A Fund will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Fund's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. No Fund currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, Mortgage-Backed Securities or U.S. Government Securities. Currently, none of the Funds intends to invest more than 10% of its total assets in inverse floaters. The Cash Reserves Fund does not invest in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only (IO) and principal only (PO) securities. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 10% of a Fund's total assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Fund's limitation on illiquid securities, however, the Board of Trustees of a Fund may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

ZERO COUPON GOVERNMENT SECURITIES. Subject to its investment objective and policies, a Fund may invest in zero coupon U.S. Government Securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships (see "Investment Objectives and Policies--Additional Investment Information--Collateralized Obligations" in the prospectus). The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Fund currently intends to invest more than 5% of its net assets in zero coupon U.S. Government Securities during the current year.

SHORT SALES AGAINST-THE-BOX. The Adjustable Rate, Diversified and Mortgage Funds may each make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. A Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. No Fund currently intends, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

ADDITIONAL INFORMATION--ADJUSTABLE RATE FUND. The interest rates paid on the adjustable rate securities in which the Adjustable Rate Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of U.S. Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Adjustable Rate Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the Adjustable Rate Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by the Adjustable Rate Fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, the Adjustable Rate Fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Adjustable Rate Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. It is these special characteristics that are unique to adjustable rate mortgages that the Fund believes make them attractive investments in seeking to accomplish the Adjustable Rate Fund's objective.

The Fund usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amounts of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high grade liquid debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis.

The Adjustable Rate Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category by at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Adjustable Rate Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documents have not yet been developed and, accordingly, they are less liquid than swaps. It is anticipated that the Adjustable Rate Fund will not invest more than 5% of its total assets in interest rate caps and floors and that the aggregate notional (agreed upon) principal amount of interest rate swaps entered into by the Fund and the aggregate contract value of outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund will not exceed 50% of the Fund's total assets. Because interest rate swaps and the purchase of interest rate caps and floors will be entered into for hedging purposes, the investment manager believes such obligations will not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

PORTFOLIO TRANSACTIONS


KFS is the investment manager for the Kemper Funds and KFS and its affiliates also furnish investment management services to other clients including Kemper Corporation and the Kemper insurance companies. KFS is the sole shareholder of Kemper Asset Management Company and Kemper Investment Management Company Limited. These three entities share some common research and trading facilities. Dreman Value Advisors, Inc. ("DVA"), a subsidiary of KFS, is investment manager for Kemper-Dreman Fund, Inc. and sub-adviser for another Kemper Fund. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by KFS or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or futures contracts available to a Fund. On the other hand, the ability of a Fund to participate in volume transactions may produce better executions for a Fund in some cases. The Board of Trustees of each Fund believes that the benefits of KFS's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

KFS, in effecting purchases and sales of portfolio securities for the account of a Fund, will implement each Fund's policy of seeking best execution of orders, which includes best net prices, except to the extent that KFS may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, clearance procedures, wire service quotations and statistical and other research information provided to a Fund and KFS. Any research benefits derived are available for all clients including clients of affiliated companies. Since it is only supplementary to KFS's own research efforts and must be analyzed and reviewed by KFS' staff, the receipt of research information is not expected to materially reduce expenses. In selecting among firms believed to meet the criteria for handling a particular transaction, KFS may give consideration to those firms that have sold or are selling shares of the Funds and of other funds managed by KFS or its affiliates, as well as to those firms that provide market, statistical and other research information to a Fund and KFS, although KFS is not authorized to pay higher commissions or, in the case of principal trades, higher prices to firms that provide such services, except as described below.


KFS may in certain instances be permitted to pay higher brokerage commissions (not including principal trades) solely for receipt of market, statistical and other research services. Subject to Section 28(e) of the Securities Exchange Act of 1934 and procedures that may be adopted by the Board of Trustees of each Fund, a Fund (except the Cash Reserves, Mortgage and Short-Intermediate Government Funds) could pay a firm that provides research services to KFS a commission for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if KFS determines in good faith that the greater commission is reasonable in relation to the value of the research services provided by the executing firm viewed in terms either of a particular transaction or KFS's overall responsibilities to the Fund or other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of KFS and its subsidiaries. The investment management fee paid by a Fund to KFS is not reduced because KFS receives these research services.


The table below shows total brokerage commissions paid by each Fund for the last three fiscal years and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided or sales of Kemper Mutual Fund Shares.



                                                          ALLOCATED TO FIRMS
                                                               BASED ON
                                                          RESEARCH/SALES OF
                                                          KEMPER FUND SHARES
                  FUND                     FISCAL 1995      IN FISCAL 1995      FISCAL 1994    FISCAL 1993
----------------------------------------   -----------    ------------------    -----------    -----------
Adjustable Rate.........................   $    99,000             0%           $         0    $         0
Cash Reserves...........................   $         0+            0%           $         0    $         0
Diversified.............................   $ 1,323,000             3%           $ 2,938,000    $ 2,363,000
Government..............................   $   823,000             0%           $ 1,071,000    $     1,000
High Yield..............................   $21,136,000             0%           $20,105,000    $12,347,000
Income and Capital......................   $ 1,576,000             0%           $ 1,168,000    $ 1,131,000
Mortgage................................   $ 1,598,000+            1%           $   835,000    $   873,000
Short-Intermediate Government...........   $   125,000+            1%           $    15,000    $    27,000


---------------

+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.



The changes in portfolio turnover rates during the last three fiscal years for the Adjustable Rate Fund, Government Fund, Mortgage Fund and Short-Intermediate Government Fund were due primarily to strategies related to delayed delivery transactions. The increase in portfolio turnover rates during the last three fiscal years for the Diversified Fund were due primarily to the reallocation of portfolio assets across various market sectors.


INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is each Fund's investment manager. Pursuant to investment management agreements, KFS acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are officers or employees of KFS), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states. KFS has agreed to reimburse each Fund (except the Government
Fund) to the extent required by applicable state expense limitations should all operating expenses of each Fund, including the investment management fees of KFS but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. The Funds believe that the most restrictive state expense limitation currently in effect would require that such operating expenses not exceed 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million. Under such state expense limitation, custodian costs attributable to foreign securities that are in excess of similar domestic custodian costs are excluded from operating expenses. KFS has agreed to reimburse the Government Fund should all operating expenses of the Fund, including the compensation of KFS, but excluding taxes, interest, distribution services fees, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average daily net assets of the Fund on an annual basis.


The investment management agreements provide that KFS shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. Each Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.


The current investment management fee rates paid by the Funds are in the prospectus, see "Investment Manager and Underwriter." The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.



                           FUND                                  1995           1994          1993
-----------------------------------------------------------   -----------    ----------    ----------
Adjustable Rate............................................   $   887,000     1,022,000*       10,000*
Cash Reserves..............................................   $ 1,346,000+*   1,464,000*    1,029,000*
Diversified................................................   $ 4,152,000     3,226,000     2,010,000
Government.................................................   $19,681,000    22,103,000    24,613,000
High Yield.................................................   $17,917,000    13,201,000    10,293,000
Income and Capital.........................................   $ 2,923,000     2,734,000     2,555,000
Mortgage...................................................   $21,526,000+   28,093,000    32,501,000
Short-Intermediate Government..............................   $ 1,626,000+    1,617,000     1,390,000


---------------

+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.


* Fee waivers and/or expense absorptions in effect during the period, see below.

KFS agreed temporarily to absorb operating expenses for the Cash Reserves Fund from October 1, 1992 to May 28, 1994. During the fiscal year ended July 31, 1994 and the period October 1, 1992 to July 31, 1993, KFS absorbed or paid $631,000 and $457,000, respectively, of operating expenses for the Cash Reserves Fund. Prior to May 31, 1994, the Cash Reserves, Mortgage and Short-Intermediate Government Funds paid KFS an annual investment management fee, payable monthly, on a graduated basis of .60% of the first $5 billion of average daily net assets of all Portfolios of Kemper Portfolios, .55% of the next $5 billion and .50% of average daily net assets of all Portfolios subject to the agreement over $10 billion.



Beginning January 17, 1992, KFS agreed to waive its full management fee and to absorb all other operating expenses of the Adjustable Rate Fund through December 31, 1992. For this purpose, "operating expenses" does not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Commencing on January 1, 1993, the investment management fee and other operating expenses were gradually reinstated at the aggregate rate (as a percentage of average daily net assets) of .07% each month. All expenses were reinstated by January 31, 1994. If the fee waiver had not been in effect during the fiscal years ended August 31, 1994 and 1993, KFS would have received management fees of $1,161,000 and $1,015,000, respectively, from the Fund. Prior to May 31, 1994, the Adjustable Rate Fund paid KFS an investment management fee, payable monthly, at the annual rate of .50% of average daily net assets. Prior to January 1, 1992, the Adjustable Rate Fund paid KFS an annual investment management fee, payable monthly, on a graduated basis of .60% of the first $2 billion of average daily net assets of the Fund, .55% of the next $2 billion and .50% of average daily net assets of the Fund over $4 billion.



Prior to May 31, 1994, the Diversified Fund paid KFS an investment management fee, payable monthly, at the annual rate of .70% of average daily net assets.



Prior to May 31, 1994, the Government Fund paid KFS an investment management fee, payable monthly, at the annual rate of .55% of the first $200 million of average daily net assets, .45% of the next $300 million of average daily net assets, and .35% of average daily net assets over $500 million.



Prior to May 31, 1994, the High Yield Fund paid KFS an investment management fee, payable monthly, at the annual rate of .65% of the first $75 million of average daily net assets, .55% of the next $75 million of average daily net assets, and .50% of average daily net assets over $150 million.



Prior to May 31, 1994, the Income and Capital Fund paid KFS an investment management fee, payable monthly, at the annual rate of .55% of the first $200 million of average daily net assets, .45% of the next $300 million of average daily net assets and .35% of average daily net assets over $500 million.



PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), KDI, a wholly owned subsidiary of KFS, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Before February 1, 1995, KFS was the Funds' principal underwriter and distributor.



Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.

CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted.


                                                                                                        COMMISSIONS
                                                          COMMISSIONS           COMMISSIONS               PAID TO
            CLASS A SHARES               FISCAL YEAR    RETAINED BY KDI    KDI PAID TO ALL FIRMS    KDI AFFILIATED FIRMS
--------------------------------------   -----------    ---------------    ---------------------    --------------------
Adjustable Rate.......................       1995         $    22,000           $   161,000              $   40,000
                                             1994         $    64,000               676,000                 218,000
                                             1993         $   109,000             1,530,000                 304,000
Cash Reserves.........................       1995+        $         0                     0                       0
                                             1994*        $         0                     0                       0
Diversified...........................       1995         $    75,000               462,000                  68,000
                                             1994         $   115,000               694,000                 125,000
                                             1993         $   156,000             1,017,000                 178,000
Government............................       1995         $   380,000             2,427,000                 325,000
                                             1994         $   820,000             5,602,000                 693,000
                                             1993         $ 3,322,000            24,107,000               3,484,000
High Yield............................       1995         $   476,000             3,430,000                 435,000
                                             1994         $   665,000             4,420,000                 679,000
                                             1993         $ 1,070,000             7,469,000               1,088,000
Income and Capital....................       1995         $    96,000               767,000                 110,000
                                             1994         $   261,000             1,055,000                 179,000
                                             1993         $   223,000             1,767,000                 175,000
Mortgage..............................       1995+        $    20,000               183,000                  29,000
                                             1994*        $     6,000                     0                       0
Short-Intermediate Government.........       1995+        $    23,000               220,000                  77,000
                                             1994*        $     1,000                 6,000                   1,000


---------------

 + Includes amounts paid during fiscal year ended July 31, 1995 and fiscal period from August 1, 1995 to September 30, 1995.

 * Class A shares of the Cash Reserves, Mortgage and Short-Intermediate Government Funds were not available for purchase (except upon conversion of Class B shares) prior to May 31, 1994.

CLASS B SHARES AND CLASS C SHARES. Class B and Class C shares of each Fund (other than the Cash Reserves, Mortgage and Short-Intermediate Government Funds) were not available for purchase prior to May 31, 1994.


Prior to December 1, 1991, KFS (as predecessor to KDI) paid each firm, including affiliated brokers, a service fee with respect to Class B shares (then called "Initial Shares") of all Kemper Portfolios, including the Cash Reserves, Mortgage and Short-Intermediate Government Funds, from the distribution services fee at the annual rate of .25% on assets maintained and serviced for more than one year in Fund accounts. Effective December 1, 1991, KDI (and KFS as predecessor) as administrator pays each firm a service fee as described under "Investment Manager and Underwriter--Administrative Services." Prior to December 1, 1991, the distribution services fee was paid at the annual rate of 1.25% of average daily net assets of Kemper Portfolios. Effective December 1, 1991, the distribution services fee is paid at the annual rate of .75% of average daily net assets of each such Fund. During the fiscal year ended July 31, 1993, Kemper Portfolios incurred expenses of and paid KFS a distribution services fee of

$1,223,000 in the Cash Reserves Fund, $35,859,000 in the Mortgage Fund and $1,774,000 in the Short-Intermediate Government Fund. The fee payable to KDI under the Plan is not reduced or offset by the amount of any contingent deferred sales charges received by KDI. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense.



Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan"), is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares.



Expenses of the Funds and of KDI (and KFS as predecessor) in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.



                                       CONTINGENT              COMMISSIONS           OTHER DISTRIBUTION EXPENSES PAID BY KDI
                         DISTRIBUTION   DEFERRED      TOTAL    PAID BY KDI  -------------------------------------------------------
                           FEES PAID      SALES   COMMISSIONS   TO KDI      ADVERTISING              MARKETING    MISC.
                  FISCAL    BY FUND      CHARGES  PAID BY KDI  AFFILIATED       AND      PROSPECTUS  AND SALES  OPERATING  INTEREST
CLASS B SHARES    YEAR      TO KDI       TO KDI     TO FIRMS     FIRMS       LITERATURE   PRINTING   EXPENSES   EXPENSES    EXPENSE
                  ------  ------------ ---------- ----------- ------------  -----------  ----------  ---------  ---------  ---------
Adjustable
  Rate.........    1995   $     35,000     30,000     116,000      41,000       13,000        3,000      69,000    22,000     18,000
                   1994*  $      3,000      1,000      27,000       9,000        2,000        1,000       7,000     2,000      1,000
Cash
Reserves.......    1995+  $  2,125,000  1,629,000   2,810,000      86,000      249,000       63,000   1,607,000   285,000    775,000
                   1994   $  1,790,000  1,336,000   3,015,000      81,000      148,000        8,000   1,158,000    81,000    311,000
Diversified....    1995   $  1,925,000    688,000   1,155,000     133,000      115,000       16,000     586,000    97,000    452,000
                   1994*  $    922,000    322,000     479,000      73,000       35,000       15,000     250,000    41,000    168,000
Government.....    1995   $    254,000     91,000   1,495,000     200,000      131,000        8,000     681,000    86,000    136,000
                   1994*  $     19,000     12,000     187,000      52,000       11,000        5,000      80,000    10,000      7,000
High
Yield..........    1995   $  7,344,000  1,785,000   3,986,000     574,000      335,000       45,000   2,075,000   281,000    461,000
                   1994*  $  2,493,000    657,000   1,343,000     254,000       85,000       33,000     692,000   108,000    115,000
Income
  and
  Capital......    1995   $    289,000     86,000     876,000     113,000       70,000        7,000     354,000    59,000    104,000
                   1994*  $     31,000     12,000     164,000      35,000       14,000        5,000      79,000    12,000     10,000
Mortgage.......    1995+  $ 15,132,000  4,977,000   1,496,000     156,000      165,000       72,000     979,000   147,000  1,911,000
                   1994   $ 23,535,000  7,287,000   6,814,000   1,041,000      326,000       20,000   2,240,000   128,000  2,696,000
Short-Intermediate
  Government...    1995+  $  1,979,000  1,011,000     699,000      64,000       78,000       21,000     416,000    73,000     14,000
                   1994   $  2,044,000    810,000   1,946,000     263,000       97,000        4,000     644,000    37,000    105,000


---------------

+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.


* Class B shares were first offered on May 31, 1994.

                                                       DISTRIBUTION
                                                        FEES PAID               OTHER DISTRIBUTION EXPENSES PAID BY KDI
                         DISTRIBUTION      TOTAL          BY KDI      -----------------------------------------------------------
                          FEES PAID     DISTRIBUTION      TO KDI      ADVERTISING                MARKETING     MISC.
 CLASS C                   BY FUND      FEES PAID BY    AFFILIATED        AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
 SHARES**    FISCAL YEAR    TO KDI      KDI TO FIRMS      FIRMS       LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
             ----------- ------------   ------------   ------------   -----------   ----------   ---------   ---------   --------
Adjustable
  Rate.......   1995      $   8,000        11,000          4,000          6,000        2,000       32,000      14,000      4,000
                1994      $   1,000             0              0          3,000        1,000        9,000       3,000          0
Cash
Reserves.....   1995+     $  33,000        30,000          2,000         36,000        5,000      223,000      42,000     18,000
                1994      $       0             0              0          1,000            0        9,000       2,000          0
Diversified..   1995      $  14,000        14,000          1,000          8,000        1,000       42,000      14,000      5,000
                1994      $   1,000         1,000          1,000          1,000        1,000       11,000       2,000          0
Government...   1995      $  19,000        19,000          2,000         11,000        1,000       60,000      14,000      4,000
                1994      $   1,000         1,000          1,000          1,000        1,000        8,000       2,000          0
High
 Yield.......   1995      $  68,000        67,000          8,000         41,000        4,000      250,000      44,000     18,000
                1994      $   3,000         3,000          3,000          6,000        3,000       51,000       9,000      1,000
Income
  and
  Capital....   1995      $  12,000        12,000          1,000          7,000        1,000       34,000      11,000      2,000
                1994      $   1,000         1,000          1,000          1,000            0        5,000       1,000          0
Mortgage.....   1995+     $   5,000         5,000          1,000          4,000        1,000       23,000      12,000      2,000
                1994      $       0             0              0              0            0        1,000           0          0
Short-Inter-
 mediate
  Government.   1995+     $  19,000        42,000          3,000         15,000        4,000       79,000      21,000      8,000
                1994      $       0             0              0          2,000            0        6,000       1,000          0


---------------

 + Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.


** Class C shares were first offered on May 31, 1994.


ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of Class A, B and C shares of the Fund. Before February 1, 1995, KFS was the administrator.



KDI has entered into related arrangements with various financial services firms, such as broker-dealers or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of (a) up to .15% (.25% for the Cash Reserves, Mortgage and Short-Intermediate Government Funds) of the net assets in Fund accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of net assets of those accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B shares and Class C shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of the net assets in Fund accounts that it maintains and services attributable to Class B shares and Class C shares, respectively, in each case commencing with the month after investment (month of investment for Class C shares); provided, however, KDI may for Class B shares advance the first year service fee as described in the prospectus under "Investment Manager and Underwriter." Firms to which service fees may be paid include broker-dealers affiliated with KDI.

The following information concerns the administrative services fee paid by each Fund to KDI (or KFS as predecessor).






                                         ADMINISTRATIVE SERVICE FEES        TOTAL SERVICE FEES PAID BY    SERVICE FEES PAID BY KDI
                                                PAID BY FUND                       KDI TO FIRMS           TO KDI AFFILIATED FIRMS
                                      ------------------------------       ---------------------------    ------------------------
FUND                   FISCAL YEAR       CLASS A      CLASS B    CLASS C
----                  ------------    -----------   ---------   -------
Adjustable Rate......     1995        $   299,000      11,000     2,000               320,000                      76,000
                          1994*       $   377,000       1,000     1,000               378,000                      78,000
                          1993        $         0         N/A       N/A               290,000                      53,000
Cash Reserves........     1995+       $   113,000     664,000    10,000               854,000                      59,000
                          1994**      $    83,000     491,000         0               778,000                      45,000
                          1993        $   413,000         N/A       N/A               413,000                      45,000
Diversified..........     1995        $   952,000     620,000     5,000             1,582,000                     203,000
                          1994*       $   696,000     283,000         0             1,050,000                     162,000
                          1993        $   396,000         N/A       N/A               396,000                      73,000
Government...........     1995        $ 7,831,000      84,000     6,000             7,965,000                   1,161,000
                          1994*       $ 8,756,000       6,000         0             8,767,000                   1,514,000
                          1993        $ 9,729,000         N/A       N/A             9,729,000                   2,135,000
High Yield...........     1995        $ 4,323,000   2,400,000    22,000             6,730,000                     783,000
                          1994*       $ 3,405,000     759,000     1,000             3,961,000                     569,000
                          1993        $ 2,850,000         N/A       N/A             2,850,000                     379,000
Income and Capital...     1995        $   856,000      95,000     4,000               980,000                     108,000
                          1994*       $   810,000      11,000         0               833,000                     106,000
                          1993        $   730,000         N/A       N/A               730,000                     113,000
Mortgage.............     1995+       $ 5,402,000   4,811,000     2,000            10,164,000                   1,280,000
                          1994**      $ 4,291,000   7,373,000         0            11,426,000                   1,602,000
                          1993        $13,496,000         N/A       N/A            13,496,000                   1,978,000
Short-Intermediate
  Government.........     1995+       $    69,000     640,000     6,000               698,000                      60,000
                          1994**      $    26,000     671,000         0               670,000                      67,000
                          1993        $   589,000         N/A       N/A               589,000                      52,000


---------------

 + Includes amounts paid during fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

 * Class B and Class C shares were first offered on May 31, 1994.
** Class C shares were first offered on May 31, 1994.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, however, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from a Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record, as well as (except for the Cash Reserves, Mortgage and Short-Intermediate Government Funds), with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.



Certain trustees or officers of the Funds are also directors or officers of KFS or KDI as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside of the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. IFTC is also each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of KFS, serves as "Shareholder Service Agent." IFTC receives an annual fee as custodian for each Fund, payable monthly, at a rate of $.10 per $1,000 of average monthly net assets of each Fund (in the case of the Cash Reserves Fund, at a rate of $.05 per $1,000) plus certain transaction charges and out-of-pocket expense reimbursement. IFTC receives as transfer agent, and pays to KSvC, annual account fees of $6 (a maximum of $8 for the Cash Reserves Fund accounts) per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. The following shows for each Fund's 1995 fiscal year the shareholder service fees IFTC remitted to KSvC. Prior to February 1, 1995, IFTC was 50% owned by KFS.



FUND                                                                                   FEES TO KSvC
----                                                                                   ------------
Adjustable Rate...................................................................          396,000
Cash Reserves+....................................................................        1,241,000
Diversified.......................................................................        1,650,000
Government........................................................................        4,925,000
High Yield........................................................................        4,248,000
Income and Capital................................................................          840,000
Mortgage+.........................................................................        7,000,000
Short-Intermediate Government+....................................................          824,000


---------------

+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PURCHASE AND REDEMPTION OF SHARES


As described in the Funds' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares of each Fund other than the Cash Reserves Fund, an initial sales charge. The applicable sales charge applies for exchanges from Class A shares of Cash Reserves Fund to Class A shares of other Kemper Mutual Funds. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus. The redemption within one year of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege described in the prospectus may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares" in the prospectus). Redemption of Class B shares may be subject to a contingent deferred sales charge. When a Fund is asked to redeem shares for which it may not yet have received good payment, it may delay the mailing of a redemption check until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemption of Class B shares by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

DIVIDENDS AND TAXES


DIVIDENDS. Each Fund normally declares and distributes monthly dividends of net investment income and distributes any net realized short-term and long-term capital gains at least annually, except that the Cash Reserves Fund declares daily dividends of its net investment income.



Cash Reserves Fund. Dividends will be reinvested or paid in cash monthly. If a shareholder redeems his or her entire account, all dividends accrued to the time of redemption will be paid at that time. The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Cash Reserves Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Fund. Expenses are accrued each day. While the Fund's investments are valued at amortized cost (see "Net Asset Value" in the prospectus), there will be no unrealized gains or losses on such investments. However, should the net asset value deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.


All Funds. A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of a Fund's gross income during its fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. A Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under
Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.


At August 31, 1995 the Adjustable Rate Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $11,586,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1997 through 2004. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.



At October 31, 1995 the Diversified Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $255,985,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1996 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.



At October 31, 1995, the Government Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $628,047,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1998 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.



At October 31, 1995, the Income and Capital Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $21,025,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2002 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1995, the High Yield Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $192,130,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1998 through 2004. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.



At September 30, 1995, the Mortgage Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $1,230,769,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1996 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.



At September 30, 1995, the Short-Intermediate Government Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $18,057,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2002 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.


A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.


A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund (other than shares of the Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) or other Kemper Mutual Fund listed in the prospectus under "Special Features-- Class A Shares--Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


A Fund's investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty.

PERFORMANCE

As described in the prospectus, each Fund's historical performance or return for a class of shares may be shown in the form of "yield" and, for each Fund except the Cash Reserves Fund, "average annual total return" and "total return" figures. The Cash Reserves Fund also may advertise its "effective yield." These various measures of performance are described below. Performance information will be computed separately for each class. KFS agreed to waive its management fee and to absorb certain operating expenses for the Adjustable Rate Fund and to absorb certain operating expenses for the Cash Reserves Fund for the periods and to the extent specified in this Statement of Additional Information. See "Investment Manager and Underwriter." Because of this waiver and expense absorption, the performance results for the Adjustable Rate Fund and Cash Reserves Fund may be shown with and without the effect of this waiver and expense absorption. Performance results not giving effect to waivers and expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Each Fund's yield shown below is based on the one month (7 days for Cash Reserves Fund) period ended as noted.


                                                                             CLASS A    CLASS B    CLASS C
                           FUND (PERIOD ENDED)                               SHARES     SHARES     SHARES
--------------------------------------------------------------------------   -------    -------    -------
Adjustable Rate (8/31/95).................................................     5.25%      4.77%      4.97%
Cash Reserves (9/30/95)...................................................     4.98       4.12       4.15
Diversified (10/31/95)....................................................     7.10       6.50       6.59
Government (10/31/95).....................................................     6.16       5.46       5.50
High Yield (9/30/95)......................................................     9.59       9.02       9.06
Income and Capital (10/31/95).............................................     5.75       5.10       5.12
Mortgage (9/30/95)........................................................     5.85       5.24       5.43
Short-Intermediate Government (9/30/95)...................................     4.75       4.00       4.20


Each Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:

               a - b
               -----     6
YIELD = 2 [ (   cd    +1) - 1]

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period
           (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.

The Cash Reserve Fund's yield is also computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Cash Reserve Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:
                        365/7
(base period return + 1)      - 1. The Cash Reserve Fund's effective yield for
its Class A, Class B and Class C shares for the seven-day period ended September 30, 1995 was 5.11%, 4.21% and 4.24%.



Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.



Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.



A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price (3.5% for the Adjustable Rate and Short-Intermediate Government Funds). Class B and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.



The figures below show performance information for the Funds for various periods. Comparative information with respect to certain indices is also included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The Consumer Price Index is generally considered to be a measure of inflation. The Lehman Brothers Adjustable Rate Index generally represents the performance of adjustable rate mortgages during various market conditions. The Lehman Brothers Aggregate Bond Index generally represents the performance of intermediate and long-term government bonds and investment grade corporate debt securities and mortgage-backed securities during various market conditions. The Lehman Brothers Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities during various market conditions. The Merrill Lynch Market Weighted Index generally represents the performance of short- and intermediate-term Treasury and GNMA securities during various market conditions. The Salomon Brothers High Grade Corporate Bond Index generally represents the performance of high grade long-term corporate bonds during various market conditions. The Salomon Brothers Long-Term High Yield Index generally represents the performance of high yield debt securities during various market conditions. The Salomon Brothers 30 Year GNMA Index generally represents the performance of GNMA 30-year pass-through mortgages. The foregoing bond indices are unmanaged. The market prices and yields of corporate and government bonds will fluctuate. The net asset values and returns of each class of shares of the Funds will also fluctuate. No adjustment has been made for taxes payable on dividends. The period indicated was one of fluctuating securities prices and interest rates.

                     ADJUSTABLE RATE FUND--AUGUST 31, 1995

                      ---------------------------------------------------------------------------------------------------------
      TOTAL               INITIAL             CAPITAL GAIN             INCOME                 ENDING              PERCENTAGE
     RETURN               $10,000              DIVIDENDS              DIVIDENDS               VALUE               INCREASE
      TABLE             Investment(*)          REINVESTED           REINVESTED(**)         (ADJUSTED)(*)         (ADJUSTED)(*)
    ---------         -----------------     -----------------     -----------------     -----------------     -----------------
                                                          CLASS A SHARES
Life of Fund(+)           $8,896                  9                    7,520                   16,425                  64.3
Five Years                 9,976                  0                    3,809                   13,785                  37.9
One Year                   9,617                  0                      568                   10,185                   1.9
                                                          CLASS B SHARES
Life of Fund(++)           9,928                  0                      592                   10,222                   2.2
One Year                   9,988                  0                      496                   10,184                   1.8
                                                          CLASS C SHARES
Life of Fund(++)           9,940                  0                      598                      DNA                   DNA
One Year                   9,988                  0                      501                      DNA                   DNA

                    ---------------------------------------
      TOTAL              ENDING              PERCENTAGE
      RETURN              VALUE               INCREASE
      TABLE         (UNADJUSTED)(*)       (UNADJUSTED)(*)
      ------        -----------------     -----------------

Life of Fund(+)           17,027                  70.3
Five Years                14,283                  42.8
One Year                  10,552                   5.5

Life of Fund(++)          10,520                   5.2
One Year                  10,484                   4.8

Life of Fund(++)          10,538                   5.4
One Year                  10,489                   4.9



                                         COMPARED TO
                    ------------------------------------------------------
                    CONSUMER       SALOMON         LEHMAN         LEHMAN
     TOTAL           PRICE       BROS. HIGH         BROS.          BROS.
     RETURN          INDEX       GRADE CORP.     GOVT./CORP.     ADJ. RATE
     TABLE            (1)         INDEX(2)        INDEX(3)       INDEX(4)
     ------         --------     -----------     -----------     ---------
Life of Fund(+)       33.7          132.1           111.1           DNA
Life of Fund(++)
Five Years            16.2           73.5            62.3           DNA
One Year               2.6           15.7            11.9           8.7



                                                                SALOMON
                                                                 BROS.                     LEHMAN
                      FUND     FUND      FUND                    HIGH         LEHMAN         BROS.
 AVERAGE ANNUAL       CLASS    CLASS     CLASS    CONSUMER       GRADE         BROS.         ADJ.
  TOTAL RETURN          A        B         C       PRICE         CORP.       GOVT./CORP.    RATE
     TABLE           SHARES   SHARES    SHARES    INDEX(1)      INDEX(2)      INDEX(3)      INDEX(4)
 --------------      ------   ------    ------    --------      --------     -----------    -----
Life of Fund(+)       6.4       --        --        3.7           11.1           9.8          DNA
Life of Fund(++)       --      1.8       4.3        2.9           14.1          11.0          7.1
Five Years            6.6      DNA       DNA        3.1           11.7          10.2          DNA
One Year              1.9      1.9       4.9        2.6           15.7          11.9          8.7


---------------

DNA--Data not available.


 (+) Since September 1, 1987 for Class A Shares.



(++) Since May 31, 1994 for Class B and Class C Shares.

                       DIVERSIFIED FUND--OCTOBER 31, 1995

                        -------------------------------------------------------------------------------------------
       TOTAL                  Initial              Capital Gain               Income                  Ending
       RETURN                 $10,000                Dividends               Dividends                 Value
       TABLE               Investment(*)            Reinvested            Reinvested(**)           (adjusted)(*)
--------------------    -------------------     -------------------     -------------------     -------------------
                                                  CLASS A SHARES
Life of Fund(+)               $       5,610                     715                  56,430                  62,755
Fifteen Years                         5,538                     420                  36,724                  42,682
Ten Years                             7,145                     235                  17,953                  25,333
Since 2/1/89(+++)                     9,315                       0                  11,251                  20,566
Five Years                           13,811                       0                   9,389                  23,200
One Year                              9,901                       0                     885                  10,786
                                                  CLASS B SHARES
Life of Fund(++)                     10,068                       0                   1,159                  10,927
One Year                             10,364                       0                     823                  10,887
                                                  CLASS C SHARES
Life of Fund(++)                     10,084                       0                   1,173                     DNA
One Year                             10,362                       0                     833                     DNA


       TOTAL              Percentage                Ending                Percentage
       RETURN              Increase                  Value                 Increase
       TABLE             (adjusted)(*)         (unadjusted)(***)       (unadjusted)(***)
--------------------  -------------------     -------------------     -------------------
                                            CLASS A SHARES
Life of Fund(+)                     527.6                  65,702                   557.0
Fifteen Years                       326.8                  44,687                   346.9
Ten Years                           153.3                  26,524                   165.2
Since 2/1/89(+++)                   105.7                  21,529                   115.3
Five Years                          132.0                  24,320                   143.2
One Year                              7.9                  11,290                    12.9
                                            CLASS B SHARES
Life of Fund(++)                      9.3                  11,227                    12.3
One Year                              8.9                  11,187                    11.9
                                            CLASS C SHARES
Life of Fund(++)                      DNA                  11,257                    12.6
One Year                              DNA                  11,195                    12.0



                                                                COMPARED TO
                        -------------------------------------------------------------------------------------------
                                                                                                      Salomon
                                                      Salomon                 Lehman                   Bros.
       TOTAL                 Consumer                  Bros.                   Bros.                 Long-Term
       RETURN                  Price                High Grade              Govt./Corp.             High Yield
       TABLE                 Index(1)             Corp. Index(2)             Index(3)                Index(5)
--------------------    -------------------     -------------------     -------------------     -------------------
Life of Fund(+)                       152.4                   483.1                   462.8                     DNA
Life of Fund(++)
Fifteen Years                          80.7                   541.4                   436.9                   610.7
Ten Years                              40.9                   198.2                   160.6                   228.3
Since 2/1/89(+++)                      26.5                   103.5                    91.6                   115.6
Five Years                             14.8                    74.9                    62.8                   156.7
One Year                                2.5                    23.2                    16.6                    24.3



                                                                                                   Salomon
AVERAGE ANNUAL           Fund               Fund               Fund             Consumer            Bros.           Lehman Bros.
 TOTAL RETURN          Class A            Class B            Class C             Price            High Grade        Govt./Corp.
     TABLE              Shares             Shares             Shares            Index(1)        Corp. Index(2)        Index(3)
---------------     --------------     --------------     --------------     --------------     --------------     --------------
Life of Fund(+)               10.5                 --                 --                5.2               10.1                9.9
Life of
  Fund(++)                      --                6.4                8.7                2.7               14.8               11.6
Fifteen Years                 10.2                DNA                DNA                4.0               13.2               11.9
Ten Years                      9.7                DNA                DNA                3.5               11.6               10.1
Five Years                    18.3                DNA                DNA                2.8               11.8               10.2
One Year                       7.9                8.9               12.0                2.5               23.2               16.6

                    Salomon
                     Bros.
AVERAGE ANNUAL     Long-Term
 TOTAL RETURN      High Yield
     TABLE          Index(5)
---------------  --------------
Life of Fund(+)             DNA
Life of
  Fund(++)                 17.5
Fifteen Years              14.0
Ten Years                  12.6
Five Years                 20.8
One Year                   24.3


---------------

DNA--Data not available.


 (+) Since June 23, 1977 for Class A Shares.



 (++) Since May 31, 1994 for Class B and Class C Shares.



(+++) The Fund's current objective became effective February 1, 1989.

                       GOVERNMENT FUND--OCTOBER 31, 1995

                     -----------------------------------------------------------------------------------------------------------
      TOTAL             Initial        Capital Gain         Income            Ending          Percentage            Ending
     RETURN             $10,000         Dividends         Dividends            Value           Increase              Value
      TABLE          Investment(*)      Reinvested      Reinvested(**)     (adjusted)(*)     (adjusted)(*)      (unadjusted)(*)
                     -------------     ------------     --------------     -------------     -------------     -----------------
                                                            CLASS A SHARES
Life of Fund(+)         $ 8,000              0               33,530            41,530            315.3               43,480
Fifteen Years             9,409              0               34,431            43,840            338.4               45,923
Ten Years                 9,321              0               13,901            23,222            132.2               24,314
Five Year                 9,781              0                4,789            14,570             45.7               15,256
One Year                 10,206              0                  804            11,010             10.1               11,524
                                                            CLASS B SHARES
Life of Fund(++)         10,276              0                1,010            10,986              9.9               11,286
One Year                 10,684              0                  734            11,118             11.2               11,418
                                                            CLASS C SHARES
Life of Fund(++)         10,300              0                1,017               DNA              DNA               11,317
One Year                 10,695              0                  738               DNA              DNA               11,433

      TOTAL           Percentage
     RETURN            Increase
      TABLE         (unadjusted)(*)
                   -----------------
       CLASS A SHARES
Life of Fund(+)          334.8
Fifteen Years            359.2
Ten Years                143.1
Five Year                 52.6
One Year                  15.2
       CLASS B SHARES
Life of Fund(++)          12.9
One Year                  14.2
       CLASS C SHARES
Life of Fund(++)          13.2
One Year                  14.3



                                          COMPARED TO
                   ---------------------------------------------------------
                   Consumer       Salomon         Lehman          Salomon
     TOTAL          Price       Bros. High         Bros.        Bros. 30 Yr.
    RETURN          Index       Grade Corp.     Govt./Corp.         GNMA
     TABLE           (1)         Index(2)        Index(3)         Index(6)
                   --------     -----------     -----------     ------------
Life of Fund(+)      105.4          459.6           423.3             DNA
Life of
  Fund(++)
Fifteen Years         80.7          541.4           436.9           470.8
Ten Years             40.9          198.2           160.6           159.7
Five Year             14.8           74.9            62.8            56.2
One Year               2.5           23.2            16.6            15.0



                                                                         Salomon         Lehman          Salomon
 AVERAGE ANNUAL        Fund        Fund        Fund       Consumer     Bros. High         Bros.        Bros. 30 Yr.
   TOTAL RETURN       Class A     Class B     Class C      Price       Grade Corp.     Govt./Corp.         GNMA
       TABLE          Shares      Shares      Shares      Index(1)      Index(2)        Index(3)         Index(6)
                      -------     -------     -------     --------     -----------     -----------     ------------
Life of Fund(+)          9.3         --          --          4.6           11.3            10.8             DNA
Life of Fund(++)          --        6.9         9.1          2.7           14.8            11.6            10.7
Fifteen Years           10.4        DNA         DNA          4.0           13.2            11.9            12.3
Ten Years                8.8        DNA         DNA          3.5           11.6            10.1            10.0
Five Year                7.8        DNA         DNA          2.8           11.8            10.2             9.3
One Year                10.1       11.2        14.3          2.5           23.2            16.6            15.0


---------------

DNA--Data not available.

 (+) Since October 1, 1979 for Class A Shares (when KFS assumed investment advisory responsibilities for the Fund; prior to that date, the Fund was managed by another investment adviser that was not affiliated with KFS)


(++) Since May 31, 1994 for Class B and Class C Shares.

                      HIGH YIELD FUND--SEPTEMBER 30, 1995

                      --------------------------------------------------------------------------------------------------
      TOTAL              Initial        Capital Gain         Income            Ending          Percentage            Ending
      RETURN             $10,000         Dividends         Dividends            Value           Increase              Value
      TABLE           Investment(*)      Reinvested      Reinvested(**)     (adjusted)(*)     (adjusted)(*)      (unadjusted)(*)
------------------    -------------     ------------     --------------     -------------     -------------     -----------------
                                                        CLASS A SHARES
Life of Fund(+)          $ 7,938            1,097            61,185             70,220            602.2               73,524
Fifteen Years             10,177            1,053            56,175             67,405            574.1               70,580
Ten Years                  8,831              463            20,358             29,652            196.5               31,048
Five Years                12,285                0             9,048             21,333            113.3               22,324
One Year                   9,889                0             1,014             10,903              9.0               11,410
                                                        CLASS B SHARES
Life of Fund(++)          10,051                0             1,259             11,010             10.1               11,310
One Year                  10,349                0               960             11,009             10.1               11,309
                                                        CLASS C SHARES
Life of Fund(++)          10,075                0             1,268                DNA              DNA               11,343
One Year                  10,348                0               965                DNA              DNA               11,313


      TOTAL            Percentage
      RETURN            Increase
      TABLE           (unadjusted)
------------------  -----------------
         CLASS A SHARES
Life of Fund(+)           635.2
Fifteen Years             605.8
Ten Years                 210.5
Five Years                123.2
One Year                   14.1
         CLASS B SHARES
Life of Fund(++)           13.1
One Year                   13.1
         CLASS C SHARES
Life of Fund(++)           13.4
One Year                   13.1



                                          COMPARED TO
                     -----------------------------------------------------
                                                                  Salomon
                                   Salomon                         Bros.
                     Consumer       Bros.          Lehman        Long-Term
      TOTAL           Price       High Grade        Bros.          High
     RETURN           Index         Corp.        Govt./Corp.       Yield
      TABLE            (1)         Index(2)       Index(3)       Index(5)
-----------------    --------     ----------     -----------     ---------
Life of Fund(+)        145.1         478.2          451.3            DNA
Life of Fund(++)
Fifteen Years           82.4         521.8          423.8          608.4
Ten Years               41.5         203.5          161.9          224.9
Five Years              15.5          74.6           62.6          144.1
One Year                 2.5          20.7           14.8           23.1



                                                                                                      Salomon
                                                                      Salomon                          Bros.
                                                                       Bros.                         Long-Term
AVERAGE ANNUAL       Fund        Fund        Fund       Consumer     High Grade     Lehman Bros.       High
 TOTAL RETURN       Class A     Class B     Class C      Price         Corp.        Govt./Corp.        Yield
     TABLE          Shares      Shares      Shares      Index(1)      Index(2)        Index(3)       Index(5)
---------------     -------     -------     -------     --------     ----------     ------------     ---------
Life of Fund(+)       11.7         --          --          5.2          10.4            10.1             DNA
Life of Fund
  (++)                  --        7.4         9.9          2.9          14.4            11.1            17.7
Fifteen Years         13.6        DNA         DNA          4.1          13.0            11.7            13.9
Ten Years             11.5        DNA         DNA          3.5          11.7            10.1            12.5
Five Years            16.4        DNA         DNA          2.9          11.8            10.2            19.5
One Year               9.0       10.1        13.1          2.5          20.7            14.8            23.1


---------------

DNA--Data not available.


 (+) Since January 26, 1978 for Class A Shares.



(++) Since May 31, 1994 for Class B and Class C Shares.

                   INCOME AND CAPITAL FUND--OCTOBER 31, 1995

                      -----------------------------------------------------------------------------------------------------------
        TOTAL            Initial        Capital Gain         Income            Ending          Percentage            Ending
       RETURN            $10,000         Dividends         Dividends            Value           Increase              Value
        TABLE         Investment(*)      Reinvested      Reinvested(**)     (adjusted)(*)     (adjusted)(*)      (unadjusted)(*)
  ---------------     -------------     ------------     --------------     -------------     -------------     -----------------
                                                            CLASS A SHARES
Life of Fund(+)          $ 8,282             470              62,044               70,796         608.0               74,124
Fifteen Years             10,524             249              39,464               50,237         402.4               52,599
Ten Years                  9,667             120              14,400               24,187         141.9               25,316
Five Years                10,759              79               5,041               15,879          58.8               16,621
One Year                  10,473               0                 749               11,222          12.2               11,747
                                                            CLASS B SHARES
Life of Fund(++)          10,582               0                 979               11,261          12.6               11,561
One Year                  10,930               0                 683               11,313          13.1               11,613
                                                            CLASS C SHARES
Life of Fund(++)          10,607               0                 987                  DNA           DNA               11,594
One Year                  10,956               0                 689                  DNA           DNA               11,645

        TOTAL          Percentage
       RETURN           Increase
        TABLE        (unadjusted)(*)
  ---------------  -----------------
Life of Fund(+)           641.2
Fifteen Years             426.0
Ten Years                 153.2
Five Years                 66.2
One Year                   17.5

Life of Fund(++)           15.6
One Year                   16.1

Life of Fund(++)           15.9
One Year                   16.5



                                          COMPARED TO
                     -----------------------------------------------------
                                   Salomon        Lehman
                                    Bros.          Bros.         Lehman
        TOTAL        Consumer     High Grade     Aggregate        Bros.
      RETURN          Price       Corp. Bond       Bond        Govt./Corp.
       TABLE         Index(1)      Index(2)      Index(7)       Index(3)
  ---------------   --------     ----------     ---------     -----------
Life of Fund(+)        220.5         708.4           DNA          661.4
Life of Fund(++)
Fifteen Years           80.7         541.4         436.4          436.9
Ten Years               40.9         198.2         157.2          160.6
Five Years              14.8          74.9          58.5           62.8
One Year                 2.5          23.2          15.7           16.6



                                                                                    Lehman
                                                                     Salomon         Bros.
                                                                      Bros.        Aggregate       Lehman
AVERAGE ANNUAL      Fund        Fund        Fund       Consumer     High Grade       Bond           Bros.
 TOTAL RETURN      Class A     Class B     Class C      Price       Corp. Bond       Index       Govt./Corp.
     TABLE         Shares      Shares      Shares      Index(1)      Index(2)         (7)         Index(3)
---------------    -------     -------     -------     --------     ----------     ---------     -----------
Life of Fund(+)       9.5          --          --         5.6          10.2            DNA            9.9
Life of Fund(++)       --         8.7        11.0         2.7          14.8           11.0           11.6
Fifteen Years        11.4         DNA         DNA         4.0          13.2           11.9           11.9
Ten Years             9.2         DNA         DNA         3.5          11.6            9.9           10.1
Five Years            9.7         DNA         DNA         2.8          11.8            9.7           10.2
One Year             12.2        13.1        16.5         2.5          23.2           15.7           16.6


---------------
DNA--Data not available.


 (+) Since April 15, 1974 for Class A Shares.



(++) Since May 31, 1994 for Class B and Class C Shares.

                       MORTGAGE FUND--SEPTEMBER 30, 1995

                      -----------------------------------------------------------------------------------------------------------
      TOTAL              Initial        Capital Gain         Income             Ending           Percentage           Ending
      RETURN             $10,000         Dividends         Dividends             Value            Increase             Value
      TABLE           Investment(*)      Reinvested      Reinvested(**)     (adjusted)(***)     (adjusted)(*)     (unadjusted)(*)
------------------    -------------     ------------     --------------     ---------------     -------------     ---------------
                                                         CLASS A SHARES
Life of Fund(+)          $ 8,716              0                2,953             11,669              16.7              12,222
One Year                  10,014              0                  792             10,806               8.1              11,315
                                                         CLASS B SHARES
Life of Fund(++)           8,376              0               13,316             21,692             116.9              21,692
Ten Years                  8,567              0               11,931             20,498             105.0              20,498
Five Years                10,085              0                4,555             14,540              45.4              14,640
One Year                  10,486              0                  738             10,924               9.2              11,224
                                                         CLASS C SHARES
Life of Fund(+++)         10,186              0                  960                DNA               DNA              11,146
One Year                  10,501              0                  746                DNA               DNA              11,247


      TOTAL           Percentage
      RETURN           Increase
      TABLE         (unadjusted)(*)
------------------  ---------------
     CLASS A SHARES
Life of Fund(+)           22.2
One Year                  13.2
     CLASS B SHARES
Life of Fund(++)         116.9
Ten Years                105.0
Five Years                46.4
One Year                  12.2
     CLASS C SHARES
Life of Fund(+++)         11.5
One Year                  12.5



                                        COMPARED TO
                     -------------------------------------------------
                                  Salomon                     Merrill
                                   Bros.        Lehman         Lynch
      TOTAL          Consumer     30 Yr.       Brothers        Market
     RETURN           Price        GNMA       Govt./Corp.     Weighted
      TABLE          Index(1)     Index(6)     Index(3)       Index(8)
-----------------    --------     -------     -----------     --------
Life of Fund(+)         11.1         28.2          33.2          25.1
Life of Fund(++)        45.5        218.3         204.7           DNA
Life of Fund(+++)
Ten Years               41.5        164.3         161.9           DNA
Five Years              15.5         56.6          62.6          48.2
One Year                 2.5         13.9          14.8          10.4



                                                                          Salomon
  AVERAGE                                                                  Bros.        Lehman        Merrill Lynch
   ANNUAL               Fund         Fund         Fund       Consumer     30 Yr.       Brothers          Market
TOTAL RETURN          Class A      Class B      Class C       Price        GNMA       Govt./Corp.       Weighted
   TABLE               Shares       Shares       Shares      Index(1)     Index(6)     Index(3)         Index(8)
------------          --------     --------     --------     --------     -------     -----------     -------------
Life of Fund(+)           4.2            --         --          2.9           6.9          8.0              6.1
Life of Fund(++)           --           7.3         --          3.5          11.2         10.7              DNA
Life of Fund(+++)          --            --        8.4          2.9          10.7         11.1              8.4
Ten Years                 DNA           7.4        DNA          3.5          10.2         10.1              DNA
Five Years                DNA           7.8        DNA          2.9           9.4         10.2              8.2
One Year                  8.1           9.2       12.5          2.5          13.9         14.8             10.4


---------------

DNA--Data not available.


  (+) Since January 10, 1992 for Class A Shares.



 (++) Since October 26, 1984 for Class B Shares.



(+++) Since May 31, 1994 for Class C Shares.

             SHORT-INTERMEDIATE GOVERNMENT FUND--SEPTEMBER 30, 1995

                      ----------------------------------------------------------------------------------------------------------
      TOTAL              Initial        Capital Gain          Income            Ending          Percentage           Ending
      RETURN             $10,000        Distributions       Dividends            Value           Increase             Value
       TABLE          Investment(*)      Reinvested       Reinvested(**)     (adjusted)(*)     (adjusted)(*)     (unadjusted)(*)
------------------    -------------     -------------     --------------     -------------     -------------     ---------------
                                                         CLASS A SHARES
Life of Fund(+)          $ 9,078              73               2,446                11,597          16.0              12,016
One Year                   9,735               0                 671                10,406           4.1              10,783
                                                         CLASS B SHARES
Life of Fund(++)           9,471              95               5,329                14,895          49.0              14,895
Five Years                 9,746              86               3,550                13,285          31.8              13,382
One Year                  10,088               0                 606                10,394           3.9              10,694
                                                         CLASS C SHARES
Life of Fund(+++)          9,963               0                 799                   DNA           DNA              10,762
One Year                  10,100               0                 613                   DNA           DNA              10,713


      TOTAL           Percentage
      RETURN           Increase
       TABLE        (unadjusted)(*)
------------------  ---------------

Life of Fund(+)           20.2
One Year                   7.8

Life of Fund(++)          49.0
Five Years                33.8
One Year                   6.9

Life of Fund(+++)          7.6
One Year                   7.1



                                                                   COMPARED TO
                         -----------------------------------------------------------------------------------------------
                                                        Salomon
                               Consumer                  Bros.                    Lehman               Merrill Lynch
        TOTAL                   Price                    30 Yr.                   Bros.                    Market
       RETURN                   Index                     GNMA                 Govt./Corp.                Weighted
        TABLE                    (1)                    Index(6)                 Index(3)                 Index(8)
---------------------    --------------------     --------------------     --------------------     --------------------
Life of Fund(+)                  11.1                     28.2                     33.2                     25.1
Life of Fund(++)                 26.5                     87.6                     88.9                     74.7
Life of Fund(+++)
Five Years                       15.5                     56.6                     62.6                     48.2
One Year                          2.5                     13.9                     14.8                     10.4


                                                                                                     Salomon
                                                                                                      Bros.              Lehman
 AVERAGE ANNUAL            Fund               Fund               Fund             Consumer            30 Yr.             Bros.
  TOTAL RETURN           Class A            Class B            Class C             Price               GNMA           Govt./Corp.
      TABLE               Shares             Shares             Shares            Index(1)           Index(6)           Index(3)
-----------------     --------------     --------------     --------------     --------------     --------------     --------------
Life of Fund(+)             4.1                 --                 --                3.6                9.9               10.0
Life of Fund(++)             --                6.2                 --                2.9                6.9                8.0
Life of Fund(+++)            --                 --                5.6                2.9               10.7               11.1
Five Years                  DNA                5.8                DNA                2.9                9.4               10.2
One Year                    4.1                3.9                7.1                2.5               13.9               14.8


                   Merrill Lynch
 AVERAGE ANNUAL        Market
  TOTAL RETURN        Weighted
      TABLE           Index(8)
-----------------  --------------
Life of Fund(+)         8.7
Life of Fund(++)        6.1
Life of Fund(+++)       8.4
Five Years              8.2
One Year               10.4


---------------

  (+) Since January 10, 1992 for Class A Shares.


 (++) Since February 1, 1989 for Class B Shares.


(+++) Since May 31, 1994 for Class C Shares.

                            FOOTNOTES FOR ALL FUNDS


 * The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 4.5% for the Diversified Fund, Government Fund, High Yield Fund, Income and Capital Fund and Mortgage Fund and 3.5% for the Adjustable Rate Fund and Short-Intermediate Government Fund. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares since they do not have an initial or contingent deferred sales charge.

 ** Includes short-term capital gain dividends.
(1) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.
(2) Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.
(3) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Service. This index is unmanaged. Source is Towers Data Systems.
(4) The Lehman Brothers Adjustable Rate Index is a broad market capitalization index of the U.S. Government agency adjustable rate mortgage market. All securities in the index have coupons that periodically adjust based on a spread over a published index, and all are guaranteed by an agency of the U.S. Government. This index is unmanaged. Source is Lehman Brothers Inc.
(5) The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis with all dividends reinvested and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of 10 years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Source is Salomon Brothers Inc.
(6) The Salomon Brothers 30 Year GNMA Index is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. This index is unmanaged. Source is Salomon Brothers Inc.
(7) The Lehman Brothers Aggregate Bond Index is on a total return basis and is comprised of intermediate and long-term government bonds, investment grade corporate debt securities and mortgage-backed securities. This index is unmanaged. Source is Lipper Analytical Services, Inc.
(8) The Merrill Lynch Market Weighted Index is an unmanaged index comprised of the universe of 1-5 year Treasuries plus the Merrill Lynch GNMA Index. The two components are market value weighted, currently 76% in 1-5 year Treasuries and 24% in GNMAs. Source is Merrill Lynch.

Investors may want to compare the performance of a Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate, except that the Cash Reserves Fund seeks to maintain a stable net asset value of $1.00. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. The bonds in which the Funds (other than the Cash Reserves Fund) invest are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.


Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. As noted in the prospectus, the government guarantee of the bonds in the Adjustable Rate, Government, Mortgage and Short-Intermediate Government Funds does not guarantee the market value of their respective shares. The net asset value of a Fund other than the Cash Reserves Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost (except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share). Each Fund's yield will also fluctuate.

From time to time, the Adjustable Rate Fund may compare its yield or price volatility to various securities, such as U.S. Government Securities, or to certain indices including, but not limited to, the J.P. Morgan one-, three-, and five-year constant maturity Treasury yield indices, which are based on estimated Treasury security yields adjusted to constant maturity and the Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI), which represents the weighted average cost of funds for savings institutions in Arizona, California and Nevada and is based on the one month annualized yield of savings deposits, Federal Home Loan Advances and other borrowings, such as repurchase agreements.


The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund other than the Cash Reserves, Mortgage and Short-Intermediate Government Funds, which includes the current maximum sales charge of 4.5% (3.5% for the Adjustable Rate Fund), with income and capital gain dividends reinvested in additional shares. The tables for the Mortgage and Short-Intermediate Government Funds illustrate an assumed $10,000 investment in Class B shares of these Funds, with income and capital gain dividends reinvested in additional shares, and do not include the effect of the contingent deferred sales charge. Each table covers the period from commencement of operations of the Fund to December 31, 1994.


                         ADJUSTABLE RATE FUND (9/1/87)


                ----------DIVIDENDS---------- ---------CUMULATIVE VALUE OF SHARES ACQUIRED--------
                                   ANNUAL
                  ANNUAL          CAPITAL                                    REINVESTED
    YEAR          INCOME           GAIN                        REINVESTED      CAPITAL
    ENDED        DIVIDENDS       DIVIDENDS       INITIAL        INCOME          GAIN         TOTAL
    12/31       REINVESTED*     REINVESTED     INVESTMENT      DIVIDENDS*     DIVIDENDS      VALUE
    -----------------------------------------------------------------------------------------------
     1987         $   96        $    0           $9,722         $   96        $    0      $  9,818
     1988          1,098             0            9,132          1,159             0        10,291
     1989          1,122            10            9,185          2,294            10        11,489
     1990          1,137             0            8,918          3,388             9        12,315
     1991          1,222             0            9,207          4,756            10        13,973
     1992            824             0            9,217          5,592            10        14,819
     1993            767             0            9,196          6,341            10        15,547
     1994            747             0            8,724          6,745             9        15,478


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           DIVERSIFIED FUND (6/23/77)

                     ---------DIVIDENDS------------    -------------CUMULATIVE VALUE OF SHARES ACQUIRED------------
                                       ANNUAL
                    ANNUAL             CAPITAL                                         REINVESTED
     YEAR           INCOME              GAIN                         REINVESTED          CAPITAL
     ENDED         DIVIDENDS          DIVIDENDS       INITIAL          INCOME             GAIN               TOTAL
     12/31        REINVESTED*        REINVESTED     INVESTMENT        DIVIDENDS*        DIVIDENDS            VALUE
-------------------------------------------------------------------------------------------------------------------
     1977           $  427           $    0           $9,141           $    427           $    0           $  9,567
     1978            1,006              132            8,591              1,367              132             10,090
     1979            1,350               18            8,898              2,787              154             11,839
     1980            1,672               30            9,774              4,830              201             14,805
     1981            2,052                0            8,738              6,297              179             15,214
     1982            2,420               27            8,592              8,771              204             17,567
     1983            2,941                0            8,577             11,697              204             20,478
     1984            3,449                0            7,667             13,803              182             21,652
     1985            3,604               66            7,534             17,181              248             24,963
     1986            3,163              307            6,748             18,381              522             25,651
     1987            3,379              367            5,412             17,484              690             23,586
     1988            3,847                0            5,475             21,566              698             27,739
     1989            4,603                0            5,064             24,238              646             29,948
     1990            4,215                0            3,819             21,868              487             26,174
     1991            4,665                0            5,050             34,010              644             39,704
     1992            4,604                0            5,363             40,723              684             46,770
     1993            5,096                0            5,879             49,906              749             56,534
     1994            4,438                0            5,217             48,486              665             54,368


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           GOVERNMENT FUND (10/1/79)

                   ----------DIVIDENDS-------------     --------CUMULATIVE VALUE OF SHARES ACQUIRED----------------

                                       ANNUAL
                     ANNUAL           CAPITAL                                           REINVESTED
    YEAR             INCOME            GAIN                           REINVESTED          CAPITAL
    ENDED           DIVIDENDS        DIVIDENDS       INITIAL            INCOME             GAIN           TOTAL
    12/31          REINVESTED*       REINVESTED     INVESTMENT         DIVIDENDS*        DIVIDENDS        VALUE
-------------------------------------------------------------------------------------------------------------------
     1979           $  203           $    0           $9,192           $    207           $   0        $   9,399
     1980            1,009                0            8,164              1,145               0            9,309
     1981            1,197                0            7,180              2,181               0            9,361
     1982            1,314                0            8,119              3,912               0           12,031
     1983            1,442                0            7,878              5,225               0           13,103
     1984            1,686                0            7,806              6,903               0           14,709
     1985            1,925                0            8,468              9,523               0           17,991
     1986            2,076                0            8,853             12,061               0           20,913
     1987            2,228                0            8,173             13,301               0           21,473
     1988            2,265                0            7,851             14,985               0           22,836
     1989            2,454                0            8,092             17,941               0           26,033
     1990            2,526                0            8,066             20,486               0           28,552
     1991            2,762                0            8,629             24,849               0           33,478
     1992            2,781                0            8,341             26,780               0           35,125
     1993            2,662                0            8,242             29,094               0           37,336
     1994            2,684                0            7,422             28,770               0           36,192


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           HIGH YIELD FUND (1/26/78)


                    ---------DIVIDENDS----------    ---------------CUMULATIVE VALUE OF SHARES ACQUIRED---------------
                                      ANNUAL
                     ANNUAL          CAPITAL                                            REINVESTED
    YEAR             INCOME           GAIN                            REINVESTED          CAPITAL
    ENDED          DIVIDENDS        DIVIDENDS         INITIAL           INCOME             GAIN              TOTAL
    12/31          REINVESTED*      REINVESTED      INVESTMENT         DIVIDENDS*        DIVIDENDS           VALUE
 -------------------------------------------------------------------------------------------------------------------
     1978           $  826           $    0           $8,950           $    786           $    0           $  9,736
     1979            1,098                0            8,227              1,744                0              9,971
     1980            1,306                0            7,140              2,737                0              9,877
     1981            1,515                0            6,678              4,057                0             10,735
     1982            1,793                0            8,041              6,935                0             14,976
     1983            2,048                0            8,365              9,254                0             17,620
     1984            2,359                0            8,090             11,327                0             19,417
     1985            2,684                0            8,787             15,108                0             23,895
     1986            2,929                0            9,290             18,968                0             28,258
     1987            3,375            1,196            8,690             20,917            1,200             30,807
     1988            4,142                0            8,787             25,246            1,215             35,248
     1989            4,632                0            7,635             26,155            1,055             34,845
     1990            5,116                0            5,688             23,849              786             30,322
     1991            5,417                0            7,262             36,262            1,003             44,527
     1992            5,075                0            7,678             43,409            1,061             52,148
     1993            5,492                0            8,393             53,178            1,159             62,730
     1994            5,892                0            7,493             53,104            1,035             61,632


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       INCOME AND CAPITAL FUND (4/15/74)

                      ---------DIVIDENDS-----------   ---------------CUMULATIVE VALUE OF SHARES ACQUIRED------------------
                                         ANNUAL
                      ANNUAL            CAPITAL                                                REINVESTED
     YEAR             INCOME             GAIN                                REINVESTED         CAPITAL
     ENDED           DIVIDENDS         DIVIDENDS          INITIAL             INCOME             GAIN            TOTAL
     12/31          REINVESTED*       REINVESTED        INVESTMENT           DIVIDENDS*        DIVIDENDS         VALUE
--------------------------------------------------------------------------------------------------------------------------
     1974            $  425            $    0            $  9,819            $    436            $   0        $   10,255
     1975               939                 0              10,077               1,421                0            11,498
     1976               955                69              10,535               2,481               72            13,088
     1977             1,052                75              10,077               3,415              144            13,636
     1978             1,133                 0               9,580               4,365              137            14,082
     1979             1,397                 0               8,873               5,393              127            13,393
     1980             1,701                 0               7,632               6,229              109            13,970
     1981             1,861                 0               6,858               7,438               98            14,394
     1982             2,183                 0               7,994              11,122              115            19,231
     1983             2,478                 0               7,889              13,422              113            21,424
     1984             2,892                 0               7,775              16,175              111            24,061
     1985             3,191                 0               8,396              20,803              120            29,319
     1986             3,273                 0               8,673              24,793              124            33,590
     1987             3,590                 0               8,042              26,474              115            34,631
     1988             3,933                 0               7,975              30,152              114            38,241
     1989             4,207                 0               7,794              33,607              112            41,513
     1990             4,209                 0               7,507              36,590              108            44,205
     1991             4,313                 0               8,080              43,926              116            52,122
     1992             4,168                 0               8,061              48,039              115            56,215
     1993             4,029               355               8,376              53,946              476            62,798
     1994             4,578                 0               7,507              52,743              426            60,676


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            MORTGAGE FUND (10/26/84)


                      ----------DIVIDENDS---------  ----------CUMULATIVE VALUE OF SHARES ACQUIRED------------------
                                       ANNUAL
                     ANNUAL           CAPITAL                                            REINVESTED
    YEAR             INCOME            GAIN                             REINVESTED         CAPITAL
    ENDED           DIVIDENDS        DIVIDENDS       INITIAL             INCOME             GAIN             TOTAL
    12/31          REINVESTED*      REINVESTED     INVESTMENT           DIVIDENDS*        DIVIDENDS          VALUE
--------------------------------------------------------------------------------------------------------------------
     1984            $    0            $ 0         $  10,024            $      0            $ 0          $   10,024
     1985             1,028              0            10,035               1,051              0              11,086
     1986             1,286              0            10,036               2,344              0              12,380
     1987             1,270              0             9,212               3,389              0              12,600
     1988             1,315              0             8,694               4,474              0              13,168
     1989             1,326              0             8,800               5,867              0              14,667
     1990             1,325              0             8,612               7,098              0              15,710
     1991             1,442              0             9,235               9,149              0              18,384
     1992             1,457              0             8,917              10,285              0              19,202
     1993             1,381              0             8,718              11,410              0              20,128
     1994             1,259              0             7,835              11,461              0              19,296


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         SHORT-INTERMEDIATE GOVERNMENT FUND (2/1/89)

                     --------DIVIDENDS-----------  -------------CUMULATIVE VALUE OF SHARES ACQUIRED-----------------
                                      ANNUAL
                     ANNUAL           CAPITAL                                            REINVESTED
    YEAR             INCOME           GAIN                               REINVESTED        CAPITAL
    ENDED            DIVIDENDS        DIVIDENDS         INITIAL           INCOME            GAIN            TOTAL
    12/31            REINVESTED*     REINVESTED        INVESTMENT        DIVIDENDS*       DIVIDENDS         VALUE
---------------------------------------------------------------------------------------------------------------------
     1989            $ 741            $   0            $ 10,024            $  737            $   0        $   10,761
     1990              946                0               9,847             1,679                0            11,526
     1991              934                0              10,118             2,690                0            12,808
     1992              795                0              10,024             3,461                0            13,485
     1993              769              100               9,859             4,157               99            14,115
     1994              697                0               9,197             4,555               93            13,845


--------------------------------------------------------------------------------

* Includes short-term capital gain dividends

The following tables compare the performance of the Class A shares of the Funds (other than the Mortgage and Short-Intermediate Government Funds, for which the performance is of the Class B shares) over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. Each category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.

ADJUSTABLE RATE FUND

   A SHARES



                                                                                    Lipper-Fixed
                                                                                    Income Fund
                                                                                    Performance
                                                                                      Analysis
                                                                                  ----------------
                                                                                  Adjustable Rate
                                                                                   Mortgage Funds
                                                                                  ----------------
One Year (Period ended 9/30/95).................................................      31 of 62


The Lipper Adjustable Rate Mortgage Funds category includes funds that invest at least 65% of assets in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages.

DIVERSIFIED FUND

   A SHARES



                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                      Performance
                                                                                        Analysis
                                                                                      ------------
                                                                                      General Bond
                                                                                         Funds
                                                                                      ------------
One Year (Period ended 9/30/95).....................................................    20 of 58
Five Years (Period ended 9/30/95)...................................................    1 of 15
Ten Years (Period ended 9/30/95)....................................................    3 of  8



The Lipper Fixed Income category reported in the Lipper Mutual Fund Performance Analysis includes funds which normally have more than 75% of their assets in fixed income issues. The Fund was ranked 20 out of 58 and 1 out of 15 funds in the General Bond category for the one and five year periods ended September 30, 1995 according to the Lipper Mutual Fund Performance Analysis. The Lipper General Bond Funds Category includes funds that intend to keep the bulk of their assets in corporate and government debt issues.


GOVERNMENT FUND

   A SHARES



                                                                                     Lipper-Fixed
                                                                                     Income Fund
                                                                                     Performance
                                                                                       Analysis
                                                                                     Certificate
                                                                                       Edition
                                                                                     ------------
                                                                                      GNMA Funds
                                                                                     ------------
One Year (Period ended 9/30/95)....................................................    17 of 49
Five Years (Period ended 9/30/95)..................................................    7 of 27
Ten Years (Period ended 9/30/95)...................................................    2 of 14


The Lipper GNMA Funds category includes funds that invest a minimum of 65% of their portfolio in Government National Mortgage Association securities.

HIGH YIELD FUND

   A SHARES



                                                                                       Lipper-Fixed
                                                                                       Income Fund
                                                                                       Performance
                                                                                         Analysis
                                                                                       ------------
                                                                                       High Current
                                                                                       Yield Funds
                                                                                       ------------
One Year (Period ended 9/30/95)......................................................   20 of 108
Five Years (Period ended 9/30/95)....................................................   10 of  61
Ten Years (Period ended 9/30/95).....................................................    2 of  33



The Lipper High Current Yield Funds category includes funds which are managed with an emphasis on high current (relative) yield. There are no quality or maturity restrictions. The Fund was ranked number 10 out of 1,601 funds in the Fixed Income category for the five year period ended September 30, 1995 according to data reported by Lipper in the Lipper Mutual Fund Performance Analysis. For the nine month period ended September 30, 1995, the Fund was ranked number 48 out of 4,432 funds in the Fixed Income category. The Lipper Fixed Income category reported in the Lipper Mutual Fund Performance Analysis includes funds which normally have more than 75% of their assets in fixed income issues.


INCOME AND CAPITAL FUND

   A SHARES



                                                                                      Lipper-Fixed
                                                                                      Income Fund
                                                                                      Performance
                                                                                        Analysis
                                                                                      ------------
                                                                                       Corporate
                                                                                      Bond Funds:
                                                                                       "A" Rated
                                                                                      ------------
One Year (Period ended 9/30/95).....................................................   18 of 109
Five Years (Period ended 9/30/95)...................................................   11 of  47
Ten Years (Period ended 9/30/95)....................................................    8 of  25


The Lipper Corporate Bond Funds "A" Rated category includes funds which invest 65% of their corporate holdings in the top three grades.

MORTGAGE FUND


   B SHARES




                                                                                         Lipper
                                                                                      Performance
                                                                                        Analysis
                                                                                      ------------
                                                                                          U.S.
                                                                                        Mortgage
                                                                                         Funds
                                                                                      ------------
One Year (Period ended 9/30/95).....................................................    20 of 57
Five Years (Period ended 9/30/95)...................................................    11 of 21
Ten Years (Period ended 9/30/95)....................................................    10 of 12


The Lipper U.S. Mortgage Funds category includes funds that invest at least 65% of their assets in U.S. Mortgages/Securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

SHORT-INTERMEDIATE GOVERNMENT FUND


   B SHARES



                                                                                         Lipper
                                                                                      Performance
                                                                                        Analysis
                                                                                      ------------
                                                                                       Short U.S.
                                                                                       Gov't Funds
                                                                                      ------------
One Year (Period ended 9/30/95).....................................................   115 of 135


The Lipper Short (1-5 year) U.S. Government Funds category includes funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with average maturities of five years or less.

OFFICERS AND TRUSTEES


The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with KFS, the investment manager and KDI, the principal underwriter, are as follows (the number following each person's title is the number of investment companies managed by KFS and its affiliates, for which he or she holds similar positions):


ALL FUNDS:


DAVID W. BELIN (6/20/28), Trustee (22), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (22), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (22), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (22), 800 N. Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee (22), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DAVID B. MATHIS (4/13/38), Trustee (33), Kemper Center, Long Grove, Illinois; Chairman, Chief Executive Officer and Director, Kemper Corporation; Director, KFS and Kemper Financial Companies, Inc.; Chairman of the Board, Lumbermens Mutual Casualty Company; Director, IMC Global Inc.



SHIRLEY D. PETERSON (9/3/41), Trustee (22), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (22), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired), Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (33), 120 South LaSalle Street, Chicago, Illinois; President, Chief Operating Officer and Director, Kemper Corporation; Chairman, Chief Executive Officer, Chief Investment Officer and Director, KFS; Director, KDI, Dreman Value Advisors, Inc., Kemper Financial Companies, Inc. and LTV Corporation.



JOHN E. PETERS (11/4/47), Vice President* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President and Director, KFS; President and Director, KDI; Director, Dreman Value Advisors, Inc.



J. PATRICK BEIMFORD, JR. (5/25/50), Vice President* (24), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President/Chief Investment Officer--Fixed Income Investments, KFS.



CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary* (33), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Fund.

JEROME L. DUFFY (6/29/36), Treasurer* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (33), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, KFS.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (25), 120 South LaSalle Street, Chicago, Illinois; Vice President, KFS; Vice President and Director of State Registrations, KDI.


ADJUSTABLE RATE FUND:


ELIZABETH A. BYRNES (2/8/57), Vice President* (2), 120 South LaSalle Street, Chicago, Illinois; First Vice President, KFS.



DIVERSIFIED FUND:



ROBERT S. CESSINE (1/5/50), Vice President* (3), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS; formerly, Vice President, Wellington Management Company.



GORDON K. JOHNS (1/25/48), Vice President* (2), 1 Fleet Place, London EC4M 7RQ, Director and Managing Director, Kemper Investment Management Company Limited; Executive Vice President, KFS; formerly, Director and Head of Fixed Investment Management, Lazard Investors, Ltd., a London based investment manager.



MICHAEL A. McNAMARA (12/28/44), Vice President* (6), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



HARRY E. RESIS, JR. (11/24/45), Vice President* (6), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS; formerly, First Vice President, PaineWebber Incorporated.



JONATHAN W. TRUTTER (11/29/57), Vice President* (3), 120 South LaSalle Street, Chicago, Illinois; First Vice President, KFS.



HIGH YIELD FUND:



MICHAEL A. McNAMARA, see above.



HARRY E. RESIS, JR., see above.



INCOME AND CAPITAL FUND:



ROBERT S. CESSINE, see above.



CASH RESERVES, MORTGAGE AND SHORT-INTERMEDIATE GOVERNMENT FUNDS (KEMPER PORTFOLIOS):



MICHELLE M. KEELEY (4/24/64), Vice President* (2), 120 South LaSalle Street, Chicago; First Vice President, KFS.



FRANK J. RACHWALSKI, JR. (3/26/45),Vice President* (9), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund, except that Mr. Custer's law firm receives fees from the Fund as counsel to the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1995 fiscal year except that the information in the last column is for calendar year 1994.



                                  AGGREGATE COMPENSATION FROM
          ----------------------------------------------------------------------------       PENSION OR
                                                               INCOME &                  RETIREMENT BENEFITS   TOTAL COMPENSATION
 NAME OF  ADJUSTABLE   DIVERSIFIED   GOVERNMENT   HIGH YIELD    CAPITAL      KEMPER        ACCRUED AS PART        KEMPER FUNDS
  TRUSTEE RATE FUND       FUND          FUND         FUND        FUND      PORTFOLIOS+    OF FUND EXPENSES     PAID TO TRUSTEES**
--------------------   -----------   ----------   ----------   ---------   -----------   -------------------   ------------------
David W.
 Belin*...   $2,600       5,800        12,300        8,900       4,600        18,100              0                  112,200
Lewis A.
Burnham...   $2,300       4,100         9,100        6,900       3,400        15,800              0                   90,100
Donald L.
Dunaway*...   $2,800      5,500        12,600        9,000       4,600        19,000              0                  115,400
Robert B.
Hoffman...   $2,200       3,800         8,600        6,400       3,200        15,100              0                   87,400
Donald R.
  Jones...   $2,300       4,000         9,000        6,700       3,400        15,700              0                   94,300
Shirley D.
Peterson***...   $  400    1,300        2,500        1,600       1,100         2,900              0                        0
William P.
Sommers...   $2,000       3,600         8,100        6,200       3,100        13,900              0                   84,100


---------------

  + Includes Cash Reserves Fund, Mortgage Fund and Short-Intermediate Government
    Fund and includes amounts paid during fiscal year ended July 31, 1995 and fiscal period from August 1, 1995 to September 30, 1995.



  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Market Fund--Money Market Portfolio. Total deferred amounts and interest accrued through each Fund's fiscal year+ are $11,600, $43,100, $82,400, $57,900, $30,300 and
    $65,200 for Mr. Belin and $12,900, $30,800, $71,700, $50,700, $25,300 and
    $59,000 for Mr. Dunaway for the Adjustable Rate Fund, Diversified Fund, Government Fund, High Yield Fund, Income and Capital Fund and Kemper Portfolios+, respectively.



 ** Includes compensation for service on the boards of twenty-four Kemper funds
    (including two funds no longer in existence). Also includes amounts for new funds estimated as if they had existed at the beginning of the year.



*** Appointed to Board in July, 1995. Compensation for each Fund is from July,
    1995 to Fund's 1995+ fiscal year end.



As of October 31, 1995, the officers and trustees of the Funds, as a group, owned less than 1% of the then outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund, except that the following owned of record shares of the following Funds.


             FUND                                        NAME AND ADDRESS                          CLASS     PERCENTAGE
-------------------------------    ------------------------------------------------------------    ------    ----------


Adjustable Rate                    IFTC Cust FBO Fundminder Inc.                                     A           9.33%
                                   Attn. Trust Operations
                                   127 W. 10th St. 11th Fl.
                                   Kansas City, MO 64105
                                   Builders Prime Window & Supply                                    B           9.01
                                   Russell Lyons/Donald O'Connor PS
                                   401K FBO Forfeiture Account
                                   2nd & Merion
                                   Bridgeport, PA 19405
                                   EVEREN Clearing Corp.                                             B           5.51
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI 53202-6609
                                   Charles Mosser &                                                  C          35.26
                                   Annabelle Mosser JTWROS
                                   308 Jesse Street
                                   San Francisco, CA 94103-3002
                                   Reggie Sanders                                                    C          19.75
                                   718 Brunson St.
                                   Florence, SC 29506-6128
Income & Capital                   Anne Weinberg TTEE                                                C           9.75
                                   FBO Gertrude H. Weil TR
                                   DTD 10/08/90
                                   982 Chestnut Run
                                   Gates Mills, OH 44040-9761

             FUND                                        NAME AND ADDRESS                          CLASS     PERCENTAGE
-------------------------------    ------------------------------------------------------------    ------    ----------
                                   Paul K. Christoff TTEE                                            C           7.72
                                   Lindsay Concrete Prod Inc. PSP
                                   DTD 10-1-89
                                   Paul K. Christoff, Attorney
                                   1 Cascade Plaza
                                   Akron, OH 44308-1136
                                   Independent Trust Corp.                                           C           7.28
                                   15255 S. 94th Ave. Ste. 303
                                   Orland Park, IL 60462-3817
                                   Kemper Financial Services, Inc.                                   I          61.70
                                   Profit Sharing Plan
                                   811 Main Street
                                   Kansas City, MO 64105
                                   Economy Employee SVG                                              I           7.97
                                   Kemper Corporation TTEE
                                   120 S. LaSalle St.
                                   Chicago, IL 60603
                                   Kemper Group Plans                                                I           6.65
                                   120 S. LaSalle St.
                                   Chicago, IL 60603
High Yield                         R. Duffield & C.R. Player, Jr. TTEE                               C           5.03
                                   Char Rem Unit for Lives of
                                   Donor Ruth McCormick Tankersley
                                   & Kristie Miller U/A 12/08/1993
                                   P.O. Box 401
                                   Barnesville, MD 20838-0401
                                   Kemper Financial Services, Inc.                                   I          47.63
                                   Profit Sharing Plan
                                   811 Main Street
                                   Kansas City, MO 64105
                                   Patterson & Co.                                                   I          28.28
                                   PNB Personal Trust Acctg
                                   P.O. Box 7829
                                   Philadelphia, PA 19101-7829
                                   Kemper Group Plans                                                I           5.21
                                   120 S. LaSalle St.
                                   Chicago, IL 60603
Diversified                        First Trust Corp.                                                 C          10.61
                                   444 Sherman St.
                                   Denver, CO 80203-3521
                                   National Financial Corp.                                          C           7.34
                                   One World Financial Center
                                   200 Liberty Street, 4th Floor
                                   New York, NY 10281-1003
Government                         Donaldson, Lufkin & Jenrette                                      C           9.15
                                   Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303-2052
                                   Micaela Delgado                                                   C           5.09
                                   720 President St.
                                   Brooklyn, NY 11215-1208
                                   Kemper Financial Services, Inc.                                   I          62.06
                                   Profit Sharing Plan
                                   811 Main Street
                                   Kansas City, MO 64105

             FUND                                        NAME AND ADDRESS                          CLASS     PERCENTAGE
-------------------------------    ------------------------------------------------------------    ------    ----------
                                   Economy Employee SVG                                              I          14.60
                                   Kemper Corporation TTEE
                                   120 S. LaSalle St.
                                   Chicago, IL 60603
                                   Kemper Group Plans                                                I           9.73
                                   120 S. LaSalle St.
                                   Chicago, IL 60603
Mortgage                           PaineWebber                                                       C          55.34
                                   1000 Harbor Blvd. # 6FLR
                                   Weehawken, NJ 07087-6727
                                   PaineWebber for the Benefit of                                    C           6.35
                                   William A. Billiot
                                   5829 Louis I Avenue
                                   Marrero, LA 70072-5201
                                   PaineWebber for the Benefit of                                    C           6.08
                                   John J. Kain &
                                   Marguerrite R. Kain
                                   Ten. In Common
                                   432 Beverly Garden Dr.
                                   Metairie, LA 70001-2108
Cash Reserves                      R.A. Giaquinta DDS P/S                                            C           7.84
                                   Robert Giaquinta & Others TTEE PS
                                   FBO R.A. Giaquinta DDS Account-Conver
                                   57 Whippany Rd.
                                   Whippany, NJ 07981-1509
                                   Davis Iron Works, Inc. P/S Plan.                                  C           7.19
                                   3885 Lakefront St.
                                   Waterford, MI 48328-4334
Short-Intermediate Government      EVEREN Clearing Corp.                                             A           8.96
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI 53202-6609
                                   National Financial Service Corp.                                  A           6.11
                                   One World Financial Center                                        B           7.14
                                   200 Liberty Street, 4th Floor
                                   New York, NY 10281-1003
                                   FENNA Construction, Inc.                                          C          15.04
                                   13631 Balsam Ln N
                                   Dayton, MN 55327-9616
                                   PaineWebber                                                       C           8.48
                                   1000 Harbor Blvd. # 6FLR
                                   Weehawken, NJ 07087-6727
                                   National Financial Corp.                                          C           5.64
                                   One World Financial Center
                                   200 Liberty Street, 4th Floor
                                   New York, NY 10281-1003
                                   Muriel P. Shaffer TTEE                                            C           5.49
                                   Muriel P. Shaffer Inter Vivos
                                   Char Remainder UNITRS
                                   U/A 4/29/94
                                   6061980 Superfine Ln.
                                   Wilmington, DE 19802

SHAREHOLDER RIGHTS

The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) (with respect to the Cash Reserves, Mortgage and Short-Intermediate Government Funds only) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by KFS remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

                        Report of Independent Auditors
                                     and
                             Financial Statements

Portfolio of Investments


KEMPER HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1995
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                       Principal amount          Value
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT            U.S. Treasury Notes, 6.00%, 1997               $ 220,000            $ 220,584
OBLIGATIONS -- 6.3%
(Cost: $220,613)
--------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------------------------------
AEROSPACE -- 4.9%          BE Aerospace, 9.75%, 2003                         11,418               11,447
                           Fairchild Corporation, 12.00%, 2001               31,200               28,392
                           Fairchild Industries, 12.25%, 1999                22,430               23,327
                           K & F Industries, Inc.
                             13.75%, 2001                                    71,405               74,083
                             11.875%, 2003                                    6,530                6,807
                      (a)  RHI Holdings, 11.875%, 1999                       19,945               19,347
                           Sequa Corporation, 8.75%, 2001                    11,380               10,498
                           -----------------------------------------------------------------------------
                                                                                                 173,901
--------------------------------------------------------------------------------------------------------

BROADCASTING,
CABLESYSTEMS AND
PUBLISHING -- 17.8%
                           Act III Broadcasting, Inc., 9.625%, 2003           4,575                4,621
                           Adelphia Communications Corporation,
                             12.50%, 2002                                    14,200               14,235
                           Affinity Group, Inc., 11.50%, 2003                21,400               21,453
                     (b)   Australis Media Corporation,
                             14.00%, 2003                                    28,930               17,358
                     (b)   Bell Cablemedia PLC
                             11.95%, 2004                                    27,010               18,097
                             11.875%, 2005                                   15,050                8,881
                           Big Flower Press, Inc., 10.75%, 2003              28,175               29,443
                           CAI Wireless Systems, 12.25%, 2002                15,150               15,794
                           CF Cable TV Inc., 11.625%, 2005                   18,985               20,504
                           Cablevision Industries Corporation,
                             10.75%, 2002                                    30,520               33,267
                           Cablevision Systems Company
                             9.875%, 2013                                     9,885               10,330
                             9.875%, 2023                                     2,330                2,423
                           Century Communications Corporation
                             9.50%, 2000                                      8,320                8,403
                             11.875%, 2003                                    9,125                9,695
                             9.50%, 2005                                     24,920               24,920
                           Comcast Corporation
                             9.375%, 2005                                     1,850                1,873
                             9.50%, 2008                                     41,180               41,695
                             10.625%, 2012                                   11,695               12,748
                           Continental Cablevision, Inc.,
                             9.50%, 2013                                     46,580               48,210
                      (b)  Echostar Communications, 12.875%,
                             with warrants, 2004                             66,500               34,929
                           Granite Broadcasting, 10.375%, 2005               18,050               18,524
                           Katz Corporation, 12.75%, 2002                    17,300               18,944
                           International Cabeltel Incorporated,
                             zero coupon, 2005                               46,120               27,787
                      (b)  Neodata Services, 12.00%, 2003                    23,290               21,019
                           People's Choice TV Unit, zero
                             coupon, 2004                                     4,435                2,351
                           Rogers Cablesystems Limited
                             9.625%, 2002                                     9,290                9,569
                             10.00%, 2005                                    12,750               13,388
                           Sinclair Broadcast Group, Inc.,
                             10.00%, 2003                                    23,355               23,939
                      (b)  Telewest PLC, 11.00%, 2007                        18,960               11,210
                           Univision TV, 11.75%, 2001                        10,175               10,989
                           Viacom International Inc.,
                             8.00%, 2006                                     47,185               46,536



--------------------------------------------------------------------------------------------------------
                                                                       Principal amount          Value
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                           Videotron Groupe, 10.625%, 2005                 $ 7,440          $  7,812
                      (b)  Videotron Holdings PLC
                            11.125%, 2004                                   15,830            10,448
                            11.00%, 2005                                    17,220             9,902
                           Webcraft Technologies, Inc.,
                            9.375%, 2002                                     9,760             9,174
                           Young Broadcasting Inc.,
                            11.75%, 2004                                     6,375             7,092
                           -------------------------------------------------------------------------
                                                                                             627,563
----------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 3.3%  Alliance Entertainment, 11.25%, 2005             10,780            10,780
                           Comdata Network, Inc.
                            12.50%, 1999                                    27,370            30,586
                            13.25%, 2002                                     9,210            10,822
                           Corporate Express Inc., 9.125%, 2004             18,760            18,526
                           Host Marriott Travel Plazas, Inc.,
                            9.50%, 2005                                     12,245            11,878
                           Monarch Marking, 12.50%, 2003                    15,710            16,024
                           Outdoor Systems, 10.75%, 2003                    18,685            17,891
                           -------------------------------------------------------------------------
                                                                                             116,507
----------------------------------------------------------------------------------------------------
CHEMICALS -- 5.5%          Agriculture, Mining and Chemicals, Inc.,
                            10.75%, 2003                                     9,450             9,993
                           Arcadian Partners, L.P.,
                            10.75%, 2005                                    21,980            23,161
                           Atlantis Group, Inc., 11.00%, 2003               16,265            14,964
                           G-I Holdings Inc., zero coupon, 1998             36,345            26,350
                           Huntsman Corporation, 10.625%, 2001               9,585            10,256
                           Pioneer Americas Acquisition,
                            13.375%, 2005                                   15,380            15,649
                           Polymer Group Inc., 12.75%, 2002                 18,540            19,096
                           Rexene Corporation, 11.75%, 2004                 24,130            25,940
                           Terra Industries Inc., 10.50%, 2005              11,390            12,016
                           UCC Investors Holdings, Inc.
                            10.50%, 2002                                    28,620            29,407
                            11.00%, 2003                                     8,670             8,843
                           -------------------------------------------------------------------------
                                                                                             195,675
----------------------------------------------------------------------------------------------------
COMMUNICATIONS -- 7.2% (b) Call-Net Enterprises Inc.,
                            13.25%, 2004                                    15,280             9,913
                    (a)(b) Celcaribe S.A., 13.50%, 2004                     14,400            12,672
                       (b) Cellular, Inc. 11.75%, 2003                       9,475             7,296
                           Commnet Celluar, 11.25%, 2005                     7,010             7,185
                           Communication and Power Industry, Inc.,
                            12.00%, 2005                                     7,975             8,055
                       (b) Intelcom Group, Inc., 13.50%, 2005               20,490            11,270
                           Intermedia Communications of Florida, Inc.,
                            13.50%, with warrants, 2005                     16,300            17,359
                           IXC Communication Services,
                            12.50%, 2005                                    26,000            25,480
                           Paging Network, Inc.
                            11.75%, 2002                                    36,340            40,110
                            10.125%, 2007                                    8,410             8,762
                       (b) PanAmSat, L.P., 11.375%, 2003                    36,740            28,703
                           Rogers Cantel, 11.125%, 2002                     48,712            51,513
                           USA Mobile Communications, Inc. II,
                            14.00%, 2004                                    16,290            18,407
                            9.50%, 2004                                      8,170             7,557
                           -------------------------------------------------------------------------
                                                                                             254,282
----------------------------------------------------------------------------------------------------
CONSTRUCTION               American Standard Inc.
MATERIALS -- 4.8%           10.875%, 1999                                   19,721            21,305
                            11.375%, 2004                                   21,150            23,265
                            9.25%, 2016                                     16,435            16,681
                       (b) Building Materials Corporation of America,
                            11.75%, 2004                                    41,650            26,031
                           Nortek, Inc., 9.875%, 2004                       22,145            20,290
                           Triangle Pacific Corp.,
                            10.50%, 2003                                    26,565            27,628



-----------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------
                           Waxman Industries, Inc.
                             13.75%, 1999                                          $14,713            $ 12,359
                  (a)(b)     12.75%, with warrants, 2004                            27,080              12,015
                             12.25%, 1998                                           11,310              10,971
                           --------------------------------------------------------------------------------------
                                                                                                       170,545

-----------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS          Allied Waste Industry, 12.00%, 2004                      10,440              11,171
AND SERVICES - 4.9%        Beatrice Foods, Inc., 12.00%, 2001                       31,870              22,309
                           Cinemark USA, Inc., 12.00%, 2002                         13,096              14,275
                      (b)  Dr. Pepper Bottling Holdings, Inc.,
                             11.625%, 2003                                          18,629              14,531
                           Herff Jones, Inc., 11.00%, 2005                           9,040               9,243
                           Mid-American Waste Systems Inc.,
                             12.25%, 2003                                           12,000              12,540
                           P&C Food Markets, Inc.,
                             11.50%, 2001                                           13,375              13,409
                           Premier Parks Inc., 12.00%, 2003                          7,900               8,107
                      (b)  Six Flags Theme Park, 12.25%, 2005                       29,550              22,421
                           Van De Kamps, Inc., 12.00%, 2005                          8,950               9,084
                           West Point Stevens Inc.,
                             9.375%, 2005                                           37,075              36,148
                           --------------------------------------------------------------------------------------
                                                                                                       173,238
-----------------------------------------------------------------------------------------------------------------

DRUGS AND                  Amerisource Dist., 11.25%, 2005                          11,489              12,408
HEALTH CARE - 3.0%         Charter Medical Corporation,
                             11.25%, 2004                                           28,260              30,238
                           Dade International Inc.,
                             13.00%, 2005                                            9,910              10,604
                           Graphic Controls, 12.00%, 2005                            8,800               8,921
                           Ornda Healthcorporation,
                             11.375%, 2004                                          11,960              13,335
                           Tenet Healthcare,
                             9.625%, 2002                                            7,470               7,918
                             10.125%, 2005                                          20,060              21,264
                           --------------------------------------------------------------------------------------
                                                                                                       104,688
-----------------------------------------------------------------------------------------------------------------

ENERGY AND RELATED         Chesapeake Energy Corporation,
SERVICES - 3.0%              10.50%, 2002                                           14,030              14,030
                           Dual Drilling Company, 9.875%, 2004                       3,610               3,357
                           Empire Gas Corporation, 7.00%,
                             with warrants, 2004                                    14,640              12,094
                           Gerrity Oil & Gas, 11.75%, 2004                           5,320               4,815
                           Global Marine Inc., 12.75%, 1999                          3,990               4,409
                           Gulf Canada Resources Limited,
                             9.25%, 2004                                             7,135               7,099
                             9.625%, 2005                                            5,000               5,075
                           HS Resources, 9.875%, 2003                                5,811               5,651
                           Sante Fe Energy Resources, Inc.,
                             11.00%, 2004                                            9,420              10,126
                           TransTexas Gas Corporation,
                             11.50%, 2002                                           37,070              38,831
                           --------------------------------------------------------------------------------------
                                                                                                       105,487
-----------------------------------------------------------------------------------------------------------------

HOMEBUILDERS AND           Continental Homes Holding,
REAL ESTATE - 1.9%           12.00%, 1999                                           16,425              17,164
                           The Forecast Group L.P.,
                             11.375%, 2000                                           3,620               2,172
                           Hovnanian Kent
                             11.25%, 2002                                           18,362              17,123
                             9.75%, 2005                                             6,546               5,548
                           J.M. Peters, 12.75%, 2002                                 6,890               6,270
                           The Presley Companies, 12.50%, 2001                      24,025              19,700
                           --------------------------------------------------------------------------------------
                                                                                                        67,977
-----------------------------------------------------------------------------------------------------------------

HOTEL AND GAMING - 4.1%    Bally's Park Place Funding, Inc.,
                             9.25%, 2004                                            28,220              27,444
                           Empress River Casino, 10.75%, 2002                       16,680              16,597
                           Player's International, Inc.,
                             10.875%, 2005                                           9,510               9,058
                           Rio Hotel and Casino, Inc.,
                             10.625%, 2005                                           7,900               7,693
                           Santa Fe Hotel, Inc., 11.00%, 2000                       13,365               9,890
                           Trump Taj Mahal, PIK, 11.35%, 1999                       84,591              75,286
                           --------------------------------------------------------------------------------------
                                                                                                       145,968


Portfolio of Investments

-------------------------------------------------------------------------------------------------------
                                                                 PRINCIPAL AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------
MANUFACTURING, METALS      Aftermarket Technology,
AND MINING - 9.6%            12.00%, 2004                               $11,140               $11,781
                           Bluebird Body Company,
                             11.75%, 2002                                22,935                23,566
                           Crain Industries, Inc.,
                             13.50%, 2005                                11,700                12,124
                           Day International Group,
                             Inc., 11.125%, 2005                         13,890                14,098
                           Essex Group Incorporated,
                             10.00%, 2003                                13,835                13,420
                           Fairfield Manufacturing Company,
                             11.375%, 2001                               12,900                12,255
                           Foamex L.P.
                             11.25%, 2002                                10,770                10,985
                             11.875%, 2004                               23,110                22,879
                      (b)  Foamex - JPS Automotive L.P.,
                             14.00%, with warrants, 2004                 16,620                 9,141
                           Great Dane Holding Company,
                             12.75%, 2001                                36,738                35,452
                           GS Technologies,
                             12.00%, 2004                                31,085                31,124
                             12.25%, 2005                                 7,900                 8,018
                           Gulf States Steel, 13.50%,
                             with warrants, 2003                         20,680                19,543
                           Jordan Industries, 10.375%, 2003              21,935                19,961
                           JPS Automotive Products Corporation,
                             11.125%, 2001                               16,920                17,005
                           Newflo Corporation, 13.25%, 2002              14,500                14,862
                           NS Group, Inc., 13.50%, 2003                  12,430                11,933
                           Pace Industries, Inc., 10.625%, 2002           3,720                 3,460
                           Penda Industries Inc., 10.75%, 2004            9,540                 8,157
                           Thermadyne Industries, Inc.
                             10.25%, 2002                                12,856                12,792
                             10.75%, 2003                                25,116                24,928
                           ----------------------------------------------------------------------------
                                                                                              337,484

-------------------------------------------------------------------------------------------------------
                           Berry Plastics Corporation, 12.25%,
PAPER, FOREST PRODUCTS       with warrants, 2004                         7,020                  7,476
AND CONTAINERS - 7.9%      Container Corporation, 11.25%, 2004          24,610                 26,025
                           Crown Paper, 11.00%, 2005                    16,000                 15,760
                           Gaylord Container Corporation
                             11.50%, 2001                               13,880                 14,471
                      (b)    12.75%, 2005                               25,260                 24,881
                             warrants expiring 1996                      1,806                 15,350
                           Maxxam Group, Inc.
                      (b)    12.25%, 2003                               11,890                  8,204
                             11.25%, 2003                               17,705                 17,351
                           Owens-Illinois, Inc.
                             11.00%, 2003                               22,157                 24,345
                              9.95%, 2004                               18,645                 19,158
                              9.75%, 2004                               32,335                 33,143
                           Repap New Brunswick Inc.,
                             10.625%, 2005                              20,150                 20,351
                           SD Warren Company, 12.00%, 2004              12,190                 13,470
                           Stone Container Corporation,
                             10.75%, 2002                               23,090                 24,129
                           Sweetheart Cup Company Inc.,
                             10.50%, 2003                               14,350                 14,207
                           ----------------------------------------------------------------------------
                                                                                              278,321

-------------------------------------------------------------------------------------------------------
                           Color Tile, Inc., 10.75%, 2001               20,480                  8,499
RETAILING - 8.4%           Dominick's, 10.875%, 2005                    11,880                 12,058
                           Finlay Fine Jewelry Corporation,
                             10.625%, 2003                              11,390                 11,048
                           Flagstar Corporation, 10.875%, 2002           7,340                  6,881
                           Grand Union Company, 12.00%, 2004            15,290                 14,697
                      (b)  International Semi-Tech
                             Microelectronics Inc.,
                             11.50%, 2003                               24,500                 12,679
                           Pamida Holdings, 11.75%, 2003                33,730                 28,670
                           Pathmark Stores, Inc.
                             12.625%, 2002                              24,025                 25,647
                             11.625%, 2002                              16,015                 16,936


Portfolio of Investments

---------------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL AMOUNT OR
                                                                             NUMBER OF SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
                           Penn Traffic Company
                             10.25%, 2002                                       $  4,020            $    3,844
                             8.625%, 2003                                          1,120                   974
                             10.375%, 2004                                        11,080                10,498
                           Ralphs Grocery Company,
                             10.45%, 2004                                         31,370                30,821
                             13.75%, 2005                                         17,800                18,690
                           Southland Corporation, 5.00%, 2003                     72,058                55,124
                           Specialty Retailers, Inc.,
                             11.00%, 2003                                          8,850                 8,231
                           Thrifty Payless Inc., 11.75%, 2003                     28,470                30,036
                           ------------------------------------------------------------------------------------
                                                                                                       295,333
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 2.5%          Computervision Corporation
                             10.875%, 1997                                        17,670                18,421
                             11.375%, 1999                                        16,207                16,734
                           Merisel, Inc., 12.50%, 2004                            19,810                14,857
                           Unisys Corporation
                             13.50%, 1997                                         15,084                16,328
                             10.625%, 1999                                        20,485                21,612
                           ------------------------------------------------------------------------------------
                                                                                                        87,952
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.1%      Burlington Motor Holdings Inc.,
                             11.50%, 2003                                         20,750                 9,337
                           OMI Corp., 10.25%, 2003                                24,440                21,752
                      (b)  Transtar Holdings, L.P.,
                             13.375%, 2003                                        10,100                 6,515
                           ------------------------------------------------------------------------------------
                                                                                                        37,604
                           ------------------------------------------------------------------------------------
                           TOTAL CORPORATE OBLIGATIONS--89.9%
                           (Cost: $3,153,484)                                                        3,172,525
                           ------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON AND                 BCP/Essex Holding, PIK                                337,187 shs.            8,598
PREFERRED STOCKS      (c)  Computervision Corporation                          3,112,436                37,738
                           Gaylord Container Corporation                         975,516                 9,206
                      (c)  Gillett Holdings, Inc.                                371,016                 7,699
                      (c)  Grand Union Company                                   941,858                12,244
                      (c)  J.M. Peters                                            54,531                    68
                      (c)  Specialty Equipment Companies, Inc.                   250,400                 3,067
                      (c)  Thrifty Payless Inc.                                  187,530                   797
                           UGI Inc.                                               58,467                    73
                           Walter Industries, Inc.                               211,888                 2,702
                           ------------------------------------------------------------------------------------
                           TOTAL COMMON AND PREFERRED STOCKS--2.3%
                           (Cost: $91,340)                                                              82,192
                           ------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
MONEY MARKET               Yield--5.84%-5.89%
INSTRUMENTS                Due--October-November, 1995
                           Conagra, Inc.                                         $36,000                35,799
                           Countrywide Funding Corporation                         9,000                 8,971
                           Enserch Corporation                                       500                   499
                           GTE Finance Corporation                                 8,000                 7,969
                           ------------------------------------------------------------------------------------
                           TOTAL MONEY MARKET INSTRUMENTS--1.5%
                           (Cost: $53,249)                                                              53,238
                           ------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS--100%
                           (Cost: $3,518,686)                                                        3,528,539
                           ------------------------------------------------------------------------------------
                           LIABILITIES, LESS CASH AND OTHER ASSETS                                        (585)
                           ------------------------------------------------------------------------------------
                           NET ASSETS--100%                                                         $3,527,954
                           ------------------------------------------------------------------------------------

                           See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
(a) The following securities may require registration under the Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business; they were valued at cost on the dates of acquisition. These securities are valued at fair value as determined in good faith by the Board of Trustees of the Fund. At this date the value of the Fund's restricted securities was $16,787,857 which represented .48% of net assets.


                                                           PRINCIPAL
                                                           AMOUNT OR
                                          DATE OF           NUMBER            UNIT
SECURITY DESCRIPTION                    ACQUISITION        OF SHARES          COST
---------------------------------------------------------------------------------------
Celcaribe S.A., 13.50%, 2004             May 1994         $14,400,000        $80.13
RHI Holdings, 11.875%, 1999             July 1995           4,140,000         97.00
Waxman Industries, warrants             June 1994             800,453 Shs.     2.00

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.
(c) Non-income producing security.

"PIK" denotes that interest or dividends are paid in kind.

Based on the cost of investments of $3,518,686,000 for federal income tax purposes at September 30, 1995, the aggregate gross unrealized appreciation was $147,765,000, the aggregate gross unrealized depreciation was $137,912,000 and the net unrealized appreciation of investments was $9,853,000.

See accompanying Notes to Financial Statements.

                                                  Report of Independent Auditors

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER HIGH YIELD FUND


    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper High Yield Fund as of September 30, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper High Yield Fund at September 3 0, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                                              ERNST & YOUNG LLP
Chicago, Illinois
November 14, 1995

                                                            Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
(IN THOUSANDS)

    ASSETS
----------------------------------------------------------------
Investments, at value
(Cost: $3,518,686)                                    $3,528,539
Cash                                                         292
Receivable for:
 Fund shares sold                                          4,459
 Investments sold                                         29,405
 Interest and dividends                                   81,499
  TOTAL ASSETS                                         3,644,194
----------------------------------------------------------------
LIABILITIES AND NET ASSETS
----------------------------------------------------------------
Payable for:
 Fund shares redeemed                                      2,719
 Investments purchased                                   109,981
 Management fee                                            1,558
 Distribution services fee                                   630
 Administrative services fee                                 585
 Custodian and transfer agent fees and related expenses      658
 Other                                                       109
  Total liabilities                                      116,240
NET ASSETS                                            $3,527,954
----------------------------------------------------------------
ANALYSIS OF NET ASSETS
----------------------------------------------------------------
Paid-in capital                                       $3,617,066
Accumulated net realized loss on investments            (192,167)
Unrealized appreciation on investments                     9,853
Undistributed net investment income                       93,202
NET ASSETS APPLICABLE TO SHARES OUTSTANDING           $3,527,954
----------------------------------------------------------------
THE PRICING OF SHARES
----------------------------------------------------------------
CLASS A SHARES
 Net asset value and redemption price per share
 ($2,492,774 + 311,362 shares outstanding)                 $8.01
================================================================
 Maximum offering price per share
 (net asset value, plus 4.71% of net
 asset value or 4.50% of offering price)                   $8.39
================================================================
CLASS B SHARES
 Net asset value and redemption price
 (subject to contingent deferred sales charge) per share
 ($992,860 + 124,081 shares outstanding)                   $8.00
================================================================
CLASS C SHARES
 Net asset value and redemption price per share
 ($16,661 + 2,077 shares outstanding)                      $8.02
================================================================
CLASS I SHARES
 Net asset value and redemption price per share
 ($25,659 + 3,204 shares outstanding)                      $8.01
================================================================

See accompanying Notes to Financial Statements.

                                                          Financial Statements

STATEMENT OF OPERATIONS
Year ended September 30, 1995
(IN THOUSANDS)

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------
Interest income:                                                                      $391,379
Expenses:
 Management fee                                                                         17,917
 Distribution services fee                                                               7,412
 Administrative services fee                                                             6,745
 Custodian and transfer agent fees and related expenses                                  6,165
 Professional fees                                                                          86
 Reports to shareholders                                                                   463
 Trustees' fees and other                                                                  203
  Total expenses                                                                        38,991
NET INVESTMENT INCOME                                                                  352,388
----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------
 Net realized loss on sales of investments                                             (61,865)
 Change in net unrealized depreciation of investments                                  155,866
Net gain on investments                                                                 94,001
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $446,389
----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                  YEAR ENDED SEPTEMBER 30,
                                                                 1995                 1994
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------
 Net investment income                                       $   352,388               230,687
 Net realized loss                                               (61,865)              (40,933)
 Change in net unrealized depreciation                           155,866               (81,765)
Net increase in net assets
resulting from operations                                        446,389               107,989
Net equalization credits                                           2,331                 5,646
Distribution from net investment income                         (319,210)             (234,208)
Net increase from capital share transactions                     246,415             1,315,078
TOTAL INCREASE IN NET ASSETS                                     375,925             1,194,505
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of year                                              3,152,029             1,957,524
END OF YEAR (INCLUDING UNDISTRIBUTED NET
INVESTMENT INCOME OF $93,202 IN 1995 AND $57,662 IN 1994)    $ 3,527,954             3,152,029
==============================================================================================

Notes To Financial Statements

1 DESCRIPTION OF THE FUND    Kemper High Yield Fund is an open-end
                             management investment company organized as a business trust under the laws of Massachusetts.
                             The Fund offers four classes of shares. Class
                             Ashares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or a contingent deferred sales charge but are subject to higher ongoing expenses than Class
                             A shares and do not convert into another class.
                             Class I shares, which are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share represents an identical interest in the investments of the Fund and has the same rights.


2 SIGNIFICANT                INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES        value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange are valued at the last sale price on the exchange where primarily traded or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded are valued at the last current bid quotation if market quotations are available. Exchange traded options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.


                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments; it also includes original issue and market discount amortization on long-term fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A). Proceeds payable on redemption of Class B shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading,

                                                   Notes To Financial Statements

                             the net asset value per share is
                             determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES AND DIVIDENDS TO
                             SHAREHOLDERS. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at September 30, 1995, amounting to approximately $192,130,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 19 98 through 2004.

                             The Fund declares and pays dividends on a monthly basis. Net realized capital gains, if any, reduced by capital loss carryovers, will be distributed at least annually. Dividends payable to its shareholders are recorded by the Fund on the ex-dividend date. Differences in dividends per share are due to different class expenses.

                             Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

3 TRANSACTIONS               MANAGEMENT AGREEMENT. The Fund has a management
  WITH AFFILIATES            agreement with KFS, and pays a management fee at
                             an annual rate of .58% of the first $250 million of average daily net assets declining gradually to .42% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $17,917,000 for the year ended September 30, 1995.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). As principal underwriter for the Fund, KDI retained commissions of $476,000 for the year ended September 30, 1995 for sales of Class A shares, after all owing $3,430,000 as commissions to firms, of which $435,000 was paid to firms affiliated with KDI. For distribution services, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms that provide distribution services to investors. KDI compensates these firms at various rates for sales of Class B and Class C shares. During the year ended September 30, 1995, the Fund incurred a distribution services fee for

Notes To Financial Statements

                             Class B and Class C shares of $7,412,000 and
                             KDI paid $4,053,000 for commissions and
                             distribution fees to firms, including $582,000 to firms affiliated with KDI. In addition, KDI received $1,785,000 of contingent deferred sales charges.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. For the year ended September 30, 1995, the Fund incurred an administrative services fee of $6,745,000 and KDI paid $6,730,000 to firms, including $783,000 that was paid to firms affiliated with KDI.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. For the year ended September 30, 1995, the transfer agent remitted shareholder services fees to KSvC of $4,248,000.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended September 30, 1995, the Fund made no payments to its officers and incurred trustees' fees of $43,000 to independent trustees.

4 INVESTMENT                 For the year ended September 30, 1995
  TRANSACTIONS               investment transactions (excluding short-term
                             instruments) are as follows (in thousands):
                             Purchases               $3,661,512
                             Proceeds from sales      3,405,523

                                                           Financial Highlights

5 CAPITAL SHARE      The following table summarizes the activity in capital
  TRANSACTIONS       shares of the Fund (in thousands):

                                     YEAR ENDED SEPTEMBER 30,
                              1995                              1994
                  ------------------------------  --------------------------------
                     SHARES           AMOUNT            SHARES          AMOUNT
------------------------------------------------------------------------------
SHARES SOLD
------------------------------------------------------------------------------
Class A              117,635         $  876,873        147,459      $1,153,155
Class B               65,256            502,035         32,193         253,599
Class C                3,063             23,849            439           3,436
Class I                3,956             30,746             --              --
------------------------------------------------------------------------------
SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
------------------------------------------------------------------------------
Class A               18,031            140,351         14,647         118,885
Class B                7,152             55,638          2,192          17,136
Class C                   90                706              4              32
Class I                  135              1,070             --              --
------------------------------------------------------------------------------
SHARES REDEEMED
------------------------------------------------------------------------------
Class A             (127,013)          (959,427)      (145,495)     (1,149,616)
Class B              (52,707)          (407,589)       (35,331)       (277,549)
Class C               (1,398)           (10,899)          (121)           (938)
Class I                 (887)            (6,938)            --              --
------------------------------------------------------------------------------
CONVERSION OF SHARES
------------------------------------------------------------------------------
Class A               12,509             98,552          3,307          26,015
Class B              (12,516)           (98,552)        (3,308)        (26,015)
------------------------------------------------------------------------------
SHARES ISSUED IN ACQUISITION(a):
------------------------------------------------------------------------------
Class A                   --                 --         29,369         233,738
Class B                   --                 --        121,150         963,200

NET INCREASE
FROM CAPITAL SHARE
TRANSACTIONS                    $ 246,415                           $1,315,078
==============================================================================

(a) On May 27, 1994, the Fund acquired the assets of Kemper Investment Portfolios--High Yield Portfolio in a tax-free exchange.

Financial Highlights


                                                                                     CLASS A
                                                        ---------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                        1995          1994            1993           1992          1991
                                                        ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $7.74           8.12           7.86          7.30          6.22
Income from investment operations:
 Net investment income                                    .83            .73            .81           .85           .92
 Net realized and unrealized gain (loss)                  .20           (.35)           .23           .54          1.15
Total from investment operations                         1.03            .38           1.04          1.39          2.07
Less distribution from net investment income              .76            .76            .78           .83           .99
Net asset value, end of year                             8.01           7.74           8.12          7.86          7.30
=======================================================================================================================
TOTAL RETURN (NOT ANNUALIZED)                           14.10%          4.64          13.92         19.96         36.82
=======================================================================================================================
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                  .90%           .86            .80           .82           .85
Net investment income                                   10.74           9.22          10.22         11.00         14.02

                                                       CLASS B                         CLASS C                 CLASS I
                                             ------------------------------------------------------------------------------
                                                 YEAR         MAY 31, 1994       YEAR       MAY 31, 1994      DECEMBER 29,
                                                ENDED            TO             ENDED            TO             1994 TO
                                             SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,
                                                1995            1994            1995            1994             1995
                                             ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $7.73           7.96            7.75            7.96             7.55
Income from investment operations:
 Net investment income                            .76            .23             .77             .25              .66
 Net realized and unrealized gain (loss)          .20           (.23)            .20            (.23)             .39
Total from investment operations                  .96             --             .97             .02             1.05
Less distribution from net
 investment income                                .69            .23             .70             .23              .59
Net asset value, end of period                   8.00           7.73            8.02            7.75             8.01
=====================================================================================================================
TOTAL RETURN (NOT ANNUALIZED)                   13.09%            --           13.13             .27            14.37
=====================================================================================================================
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Expenses                                         1.77%          1.80            1.71            1.74              .61
Net investment income                            9.87           8.70            9.93            8.75            10.70
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
                                                1995            1994            1993           1992            1991
                                              -----------------------------------------------------------------------
Net assets at end of year
 (in thousands)                               $3,527,954     3,152,029      1,957,524       1,953,509       1,673,161
Portfolio turnover rate                               99%           93            101              69              31

NOTE:  Total return does not reflect the effect of any sales charges.

                             KEMPER HIGH YIELD FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement: Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:


               Statement of assets and liabilities--September 30, 1995.



               Statement of operations for the year ended September 30, 1995.



               Statement of changes in net assets for each of the two years in the period ended September 30, 1995.



               Portfolio of investments--September 30, 1995.


               Notes to financial statements.

        Schedules II, III, IV, V, VI and VII are omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the portfolio of investments at September 30, 1995.


     (b) Exhibits


        99.B1         Amended and Restated Agreement and Declaration of Trust
        99.B2         By-Laws
        99.B3         Inapplicable
        99.B4(a)      Text of Share Certificate
        99.B4(b)      Written Instrument Establishing and Designating Separate Classes of
                      Shares
        99.B5         Investment Management Agreement
        99.B6(a)      Underwriting and Distribution Services Agreement
        99.B6(b)      Assignment and Assumption
        99.B6(c)      Selling Group Agreement
        99.B7         Inapplicable
        99.B8(a)      Custody Agreement (Form 1)
        99.B8(b)      Custody Agreement (Form 2)
        99.B9(a)      Agency Agreement
        99.B9(b)      Supplement to Agency Agreement
        99.B9(c)      Administrative Services Agreement
        99.B9(d)      Amendment to Administrative Services Agreement
        99.B9(e)      Assignment and Assumption
        99.B9(f)      Amended Appendix I for Administrative Services Agreement
        99.B10        Inapplicable
        99.B11        Report and Consent of Independent Auditors
        99.B12        Inapplicable
        99.B13        Inapplicable
        99.B14(a)     Kemper Retirement Plan Prototype
        99.B14(b)     Model Individual Retirement Account
        99.B15        See 6(a) above (Class B and Class C shares)
        99.B16        Performance Calculations*
        99.B18        Multi-Distribution System Plan
        99.B24        Powers of Attorney
        99.485(b)     Representation of Counsel (Rule 485(b))
        27 All        Financial Data Schedule
        27A           Financial Data Schedule
        27B           Financial Data Schedule
        27C           Financial Data Schedule
        27I           Financial Data Schedule


---------------
* Incorporated herein by reference to the Post-Effective Amendment to Registrant's Registration Statement on Form N-1A identified below.


EXHIBIT NO.     POST-EFFECTIVE AMENDMENT NO.     FILING DATE
-----------     ----------------------------     -----------
16                           20                      1/20/89

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of October 31, 1995, there were holders of record of the sole series of shares of Registrant as follows: 122,261 Class A, 62,275 Class B, 1,060 Class C and 3,311 Class I.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter," and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund

Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor



MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Sterling Funds
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.


SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond
Fund and Kemper-Dreman Fund, Inc.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                                     None
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                        Assistant Secretary
Kathleen A. Gallichio       Assistant Secretary                          None
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Kemper Financial Services, Inc. and Registrant's principal underwriter, Kemper Distributors, Inc., 120 South LaSalle Street, Chicago, Illinois 60603, at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the Shareholder Service Agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS


     Not applicable.

                                  S I G N A T U R E S

                  Pursuant to the requirements of the Securities Act of
             1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 28th day of November, 1995.

                                         KEMPER HIGH YIELD FUND


                                         By /s/ Stephen B. Timbers
                                           ------------------------------
                                           Stephen B. Timbers, President

                   Pursuant to the requirements of the Securities Act of
             1933, this Registration Statement has been signed below on November 28, 1995 on behalf of the following persons in the capacities indicated.

                            Signature                  Title
                            ---------                  -----

                       /s/ Stephen B. Timbers          President
             --------------------------------------    (Principal
                       Stephen B. Timbers              Executive Officer)
                                                       and Trustee

                       /s/David W. Belin*              Trustee
             --------------------------------------
                       /s/Lewis A. Burnham*            Trustee
             --------------------------------------
                       /s/Donald L. Dunaway*           Trustee
             --------------------------------------
                       /s/Robert B. Hoffman*           Trustee
             --------------------------------------
                       /s/Donald R. Jones*             Trustee
             --------------------------------------
                       /s/David B. Mathis*             Trustee
             --------------------------------------
                       /s/Shirley D. Peterson*         Trustee
             --------------------------------------
                       /s/William P. Sommers*          Trustee
             --------------------------------------

                       /s/ Jerome L. Duffy
             --------------------------------------    Treasurer
                       Jerome L. Duffy                 (Principal
                                                       Financial and
                                                       Accounting Officer)

             *Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

                                            /s/ Philip J. Collora
                                         --------------------------------
                                            Philip J. Collora

                             KEMPER HIGH YIELD FUND

                               INDEX TO EXHIBITS


         Exhibits



        99.B1         Amended and Restated Agreement and Declaration of Trust
        99.B2         By-Laws
        99.B3         Inapplicable
        99.B4(a)      Text of Share Certificate
        99.B4(b)      Written Instrument Establishing and Designating Separate Classes of
                      Shares
        99.B5         Investment Management Agreement
        99.B6(a)      Underwriting and Distribution Services Agreement
        99.B6(b)      Assignment and Assumption
        99.B6(c)      Selling Group Agreement
        99.B7         Inapplicable
        99.B8(a)      Custody Agreement (Form 1)
        99.B8(b)      Custody Agreement (Form 2)
        99.B9(a)      Agency Agreement
        99.B9(b)      Supplement to Agency Agreement
        99.B9(c)      Administrative Services Agreement
        99.B9(d)      Amendment to Administrative Services Agreement
        99.B9(e)      Assignment and Assumption
        99.B9(f)      Amended Appendix I for Administrative Services Agreement
        99.B10        Inapplicable
        99.B11        Report and Consent of Independent Auditors
        99.B12        Inapplicable
        99.B13        Inapplicable
        99.B14(a)     Kemper Retirement Plan Prototype
        99.B14(b)     Model Individual Retirement Account
        99.B15        See 6(a) above (Class B and Class C shares)
        99.B16        Performance Calculations*
        99.B18        Multi-Distribution System Plan
        99.B24        Powers of Attorney
        99.485(b)     Representation of Counsel (Rule 485(b))
        27 All        Financial Data Schedule
        27A           Financial Data Schedule
        27B           Financial Data Schedule
        27C           Financial Data Schedule
        27I           Financial Data Schedule


---------------

* Incorporated herein by reference to the Post-Effective Amendment to Registrant's Registration Statement on Form N-1A identified below.



EXHIBIT NO.     POST-EFFECTIVE AMENDMENT NO.     FILING DATE
-----------     ----------------------------     -----------
16                           20                      1/20/89